As filed with the Securities and Exchange Commission on December 30, 2004
                        Securities Act File No. 33-53800
                    Investment Company Act File No. 811-07324
________________________________________________________________________________

                                  United States
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               -------------------

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

                           Pre-Effective Amendment No. ___                   [ ]

                         Post-Effective Amendment No. 29                     [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                              Amendment No. 30                               [X]

                        (Check appropriate box or boxes.)


                         GARDNER LEWIS INVESTMENT TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices)            (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                                Julian G. Winters
    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                              F. Scott Thomas, Esq.
                     Parker, Poe, Adams and Bernstein L.L.P.
                              Three Wachovia Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.
                                              ---------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

       [ ]  immediately upon filing pursuant to paragraph (b);
       [ ]  on ________ (date) pursuant to paragraph (b);
       [X]  60 days after filing pursuant to paragraph (a)(1);
       [ ]  on ________ (date) pursuant to paragraph (a)(1);
       [ ]  75 days after filing pursuant to paragraph (a)(2); or
       [ ]  on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                         GARDNER LEWIS INVESTMENT TRUST


                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
The Chesapeake Aggressive Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
The Chesapeake Growth Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Super-Institutional Shares Prospectus
    -Part A - Class A Investor Shares Prospectus
    -Part B - Statement of Additional Information
The Chesapeake Core Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibits

                                     PART A
                                     ======

                                    FORM N-1A

                                  PROSPECTUSES


CUSIP Number 36559B104                                       NASDAQ Symbol CPGRX

________________________________________________________________________________

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2005





The Chesapeake Aggressive Growth Fund ("Fund") seeks capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of smaller capitalization companies.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................6


MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................8
      The Transfer Agent.......................................................8
      The Distributor..........................................................8


INVESTING IN THE FUND..........................................................9
---------------------

      Minimum Investment.......................................................9
      Purchase and Redemption Price............................................9
      Purchasing Shares.......................................................11
      Redeeming Your Shares...................................................13
      Frequent Purchase and Redemtions........................................15


OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------

      Dividends, Distributions, and Taxes.....................................16
      Financial Highlights....................................................18
      Additional Information..........................................Back Cover







                NOTICE: CLOSURE OF THE FUND TO MOST NEW INVESTORS

In December 1994, Gardner Lewis Asset Management L.P. ("Advisor"), the Fund's investment advisor, determined that the Fund had reached an asset base that allowed for both efficiency and maneuverability. Because the Fund did not wish to compromise this position, the Board of Trustees ("Trustees") of the Gardner Lewis Investment Trust determined that it would be advisable to close the Fund to most new investors effective December 23, 1994. As conditions change in the securities markets, the Trustees may or may not determine to reopen the Fund to new shareholders. Existing shareholders may continue to make additional investments.

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The investment objective of The Chesapeake Aggressive Growth Fund is to seek capital appreciation. Current income is a secondary consideration in selecting portfolio investments. In seeking to achieve its objective, the Fund will invest primarily in equity securities of smaller capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's portfolio will include equity securities of those companies which the Advisor feels show superior prospects for growth. The Advisor will focus attention on those companies, which in the view of the Advisor, exhibit internal changes such as a promising new product, new distribution strategy, new manufacturing technology, new management team or management philosophy. Many of the portfolio companies are responsible for technological breakthroughs and/or unique solutions to market needs. By focusing upon internal rather than external factors, the Fund will seek to minimize the risk associated with macro-economic forces such as changes in commodity prices and interest rates.

In selecting portfolio companies, the Advisor uses analysis, which includes the growth rate in earnings, financial performance, management strengths and weaknesses, and current market valuation in relation to earnings growth as well as historic and comparable company valuations. The Advisor also analyzes the level and nature of the company's debt, cash flow, working capital and the quality of the company's assets. Typically, companies included in the Fund's portfolio will show strong earnings growth versus the previous year's comparable period. The Advisor generally avoids companies that have excessive levels of debt.

By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not been recognized by "Wall Street" analysts and the financial press. Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities. The Advisor favors portfolio companies that are selling at a stock price not fully reflective of their growth rates.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

(a) The anticipated price appreciation has been achieved or is no longer probable; (b) The company's fundamentals appear, in the analysis of the Advisor, to be deteriorating; (c) General market expectations regarding the company's future performance exceed those expectations held by the
          Advisor; or
(d) Alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Small-Cap Stocks. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of small-cap companies usually have more limited marketability and therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because small-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that small-cap companies often have limited product lines, markets or financial resources and may lack management depth. Additionally, small-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning small-cap companies than for larger, more established companies.

Although investing in securities of small-cap companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in larger, more established companies.

Fluctuation in Value. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities. To the extent that the Fund invests in securities of companies that are undergoing internal change, such as implementing new strategies or introducing new technologies, investment in the Fund may involve greater than average risk due to the unproven nature of such securities. As noted above, the Fund may invest a significant portion of its assets in the securities of smaller capitalization companies. To the extent the Fund's assets are invested in smaller capitalization companies, the Fund may exhibit more volatility than if it were invested in large capitalization companies.

Diversification. Risk mitigation is a critical part of the investment strategy. Therefore, it is believed that portfolios should be insulated from both individual company and sector specific volatility. With this in mind, Fund portfolio holdings are broadly diversified with positions typically ranging from one to three percent, at cost, and with approximately 15 industry groups represented.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Portfolio Turnover. The Fund sells portfolio securities without regard to the length of time they have been held in order to take advantage of investment opportunities. Nevertheless, by utilizing the approach to investing described herein, portfolio turnover in the Fund is expected to average between 75% and 100% and will generally not exceed 125%. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments. As a temporary defensive measure in response to adverse market, economic, political or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.


BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[2004 TO BE PROVIDED]

[BAR CHART HERE]

                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1995 -   30.25%
                                 1996 -   10.83%
                                 1997 -   15.18%
                                 1998 -   -3.40%
                                 1999 -   49.43%
                                 2000 -   49.43%
                                 2001 -  -13.53%
                                 2002 -  -29.95%
                                 2003 -   42.56%
                                 2004 -   _____%


     o During the 10-year period shown in the bar chart, the highest return for a calendar quarter was 37.13% (quarter ended December 31, 1999).
     o During the 10-year period shown in the bar chart, the lowest return for a calendar quarter was (29.33)% (quarter ended September 30, 1998).
     o The year-to-date return of the Fund as of the most recent calendar quarter was ____% (quarter ended December 31, 2004).
     o Sales loads are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. [to be updated 2/05]

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and ten years compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------- ------------- --------------- --------------
Average Annual Total Returns                                            Past 1         Past 5         Past 10
Periods Ended December 31, 2004                                          Year           Years          Years
-------------------------------------------------------------------- ------------- --------------- --------------
The Chesapeake Aggressive Growth Fund*
     Before taxes on distributions                                      ____ %          ____ %           ____ %
     After taxes on distributions                                       ____ %          ____ %           ____ %
     After taxes on distributions and sale of shares                    ____ %          ____ %           ____ %
-------------------------------------------------------------------- ------------- --------------- --------------
Russell 2000 Index **                                                   ____ %          ____ %           ____ %
-------------------------------------------------------------------- ------------- --------------- --------------
S&P 500 Total Return Index **                                           ____ %          ____ %           ____ %
-------------------------------------------------------------------- ------------- --------------- --------------

 * Maximum sales loads are reflected in the table above for the Fund.

** The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices.
   These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                Shareholder Fees
               (fees that are paid directly from your investment)
               --------------------------------------------------

       Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) ........................3.00 %
       Redemption Fee .................................................None

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees................................................1.25 %
       Distribution and/or Service (12b-1) Fees.......................None
       Other Expenses.................................................0.53 %
                                                                     -----
       Total Annual Fund Operating Expenses...........................1.78 %*
                                                                     =====


* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended October 31, 2004. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2004, the amount of expenses paid by these brokers totaled 0.04% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses were as follows:

                    Total Annual Fund Operating Expenses for
                    the fiscal year ended October 31, 2004....1.74%

     See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.


Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------- ------------- -------------- --------------
   Period Invested       1 Year        3 Years       5 Years        10 Years
--------------------- ------------- ------------- -------------- --------------
      Your Costs          $475           $843         $1,236        $2,332
--------------------- ------------- ------------- -------------- --------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1993. They have been employed with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $__ billion [update in 2/05] in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The Fund's SAI provides additional information about the potfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Trustees, the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.25%. Although the investment advisory fee is higher than that paid by many other investment companies, the Trustees believe the fee to be comparable to advisory fees paid by many funds having similar objectives and policies. The aggregate advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the Fund's last fiscal year ended October 31, 2004, was 1.25%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers. However, the Advisor may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated below in the section "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares under a distribution agreement ("Distribution Agreement"). The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold subject to a front-end sales charge (load) of 3.00%, so that the term "offering price" includes the front-end sales charge (load). Shares are redeemed at net asset value. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


Purchase and redemption price

Sales Charges. The public offering price of shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

-------------------------------------- ------------------ --------------------- ---------------------------------
                                         Charge As % of     Sales Charge As       Sales Dealers Discounts and
  Amount of Transaction At Public          Net Amount         % of Public         Brokerage Commissions as %
          Offering Price                    Invested         Offering Price         of Public Offering Price
-------------------------------------- ------------------ --------------------- ---------------------------------
          Less than $50,000                  3.09%               3.00%                       2.80%
-------------------------------------- ------------------ --------------------- ---------------------------------
   $50,000 but less than $250,000            2.04%               2.00%                       1.80%
-------------------------------------- ------------------ --------------------- ---------------------------------
          $250,000 or more                   1.01%               1.00%                       0.90%
-------------------------------------- ------------------ --------------------- ---------------------------------

From time to time, dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust affiliated with the Advisor and sold with a similar sales charge. This privilege may be modified or eliminated at any time by the Trust without notice.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased, including any combined concurrent purchases as described above, to the aggregate value of shares of the funds previously purchased and then owned, provided the Distributor is notified by such person or his/her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Fund shares with an aggregate value of $50,000 and who currently owns shares of another series of the Trust with a similar sales load structure with a value of $200,000 would pay a sales charge of 1.00% of the offering price on the new investment.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated 13-month period by completing the "Letter of Intent" section of the attached Fund Shares

Application. Information about the "Letter of Intent" procedures, including its terms, is contained in the SAI and on the Fund Shares Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by its employees, members or participants. Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for a shareholder to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated to obtain a reduced sales charge. A shareholder may be required to provide to the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in all accounts (e.g., retirement accounts) held at the Fund by the shareholder; (ii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held at broker-dealers by the shareholder; and (iii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held at the Fund or at any broker-dealers by related parties of the shareholder, such as members of the same family or certain qualified groups.

See the SAI for additional information on reduced sales charges.

Information regarding the Fund's sales charges, as well as information regarding reduced sales charges (such as concurrent purchases, rights of accumulation, letters of intent, and group plans) and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information, however, further information is available by calling the Fund at 1-800-430-3863.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemption, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such losses. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Aggressive Growth Fund," to:

              The Chesapeake Aggressive Growth Fund
              c/o NC Shareholder Services
              116 South Franklin Street
              Post Office Box 4365
              Rocky Mount, North Carolina  27803-0365

The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For:   The Chesapeake Aggressive Growth Fund
             Acct. # 2000000861894
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub which is attached to your Fund confirmation statement. Otherwise, please identify your account number in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund at the address above.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. Prior to making an investment decision or giving the Fund your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to the following:

             The Chesapeake Aggressive Growth Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  Shareholder(s) name and account number;
     (2)  Number of shares or dollar amount to be redeemed;
     (3)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (4) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund, in its discretion, may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $50,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and Bylaws. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges or transfers, and not due to market action) upon 30-days prior written notice. If the shareholder brings the account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to redeem shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs.

The Trustees have adopted a policy to discourage Frequent Trading. Under this policy, the Advisor has the discretion to limit investments, by the Fund's refusal to accept further purchase orders from an investor, that the Advisor believes has a pattern of Frequent Trading and that the Advisor considers not to be in the best interests of the other shareholders in the Fund. The Advisor may not be able to identify or determine that a specific purchase is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to an order made through omnibus accounts or retirement plans.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends generally are taxable at long-term capital gains tax rates. Any distribution resulting from such qualifying dividends received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable distributions paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend were received in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-annual Reports of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                                           (For a Share Outstanding Throughout the Period)
------------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended   Year Ended   Year Ended  Period Ended  Year Ended   Year Ended
                                                       October 31,  October 31,  October 31,  October 31,  August 31 ,   August 31,
                                                          2004         2003        2002         2001 (a)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ..............     $   11.62    $    8.38    $   10.95    $   12.55    $   26.52    $  16.81

      Income (loss) from investment operations
         Net investment loss ......................         (0.22)       (0.15)       (0.17)       (0.02)       (0.17)      (0.34)
         Net realized and unrealized (loss) gain on
          investments..............................         (0.44)        3.39        (1.78)       (1.58)       (9.05)      10.72
                                                        ---------    ---------    ---------    ---------    ---------    --------

              Total from investment operations ....         (0.66)        3.24        (1.95)       (1.60)       (9.22)      10.38
                                                        ---------    ---------    ---------    ---------    ---------    --------

     Less distributions to shareholders from
         Net realized gain from investment transactions      0.00         0.00        (0.62)        0.00        (4.75)      (0.67)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net Asset Value, End of Period ...................      $   10.96    $   11.62    $    8.38    $   10.95    $   12.55    $  26.52
                                                        =========    =========    =========    =========    =========    ========

Total return (b) .................................          (5.94)%      38.66 %     (19.07)%     (12.75)%     (38.06)%     63.18 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
     Net assets, end of period (000's) ...........      $  37,269    $  58,904    $  67,760    $ 135,159    $ 162,311    $318,368
                                                        =========    =========    =========    =========    =========    ========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees       1.78 %       1.77 %       1.59 %       1.67 %(c)    1.48 %      1.42 %
         After expense reimbursements and waived fees        1.74 %       1.73 %       1.56 %       1.65 %(c)    1.47 %      1.40 %
     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees      (1.46)%      (1.35)%      (1.28)%      (1.22)%(c)   (1.11)%     (1.24)%
         After expense reimbursements and waived fees       (1.42)%      (1.31)%      (1.25)%      (1.20)%(c)   (1.10)%     (1.23)%

     Portfolio turnover rate                                95.40 %      84.23 %      70.10 %      14.66 %      84.73 %     82.00 %


     (a)  For the period from September 1, 2001 to October 31, 2001. The Fund changed its fiscal  year-end from August 31 to October
          31 beginning with the fiscal period ended October 31, 2001.
     (b)  Total return does not reflect payment of a sales charge and is not annualized.
     (c)  Annualized.


                             ADDITIONAL INFORMATION

________________________________________________________________________________


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND


________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports will be available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund:


         By telephone:       1-800-430-3863

         By mail: The Chesapeake Aggressive Growth Fund c/o NC Shareholder Services
                             116 South Franklin Street
                             Post Office Box 4365
                             Rocky Mount, North Carolina  27803-0365


         By e-mail:          info@ncfunds.com


         On the Internet:    www.ncfunds.com



Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



                  Investment Company Act file number 811-07324

CUSIP Number 36559B401                                       NASDAQ Symbol CHESX

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2005






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.




                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS
                                -----------------

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................8
      The Transfer Agent.......................................................8
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................9
---------------------

      Minimum Investment.......................................................9
      Purchase and Redemption Price............................................9
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................12
      Frequent Purchases and Redemptions......................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

      Dividends, Distributions, and Taxes.....................................15
      Financial Highlights ...................................................17
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions;
     o    new distribution strategies;
     o    new manufacturing technology; and/or
     o    new management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings;
     o    financial performance;
     o    management strengths and weaknesses;
     o    current market valuation in relation to earnings growth;
     o    historic and comparable company valuations;
     o    level and nature of the company's  debt, cash flow,  working  capital;
          and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
     o alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund's Institutional Shares by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[2004 TO BE PROVIDED]

[BAR CHART HERE]

                              INSTITUTIONAL SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1995 -   27.05%
                                 1996 -   16.76%
                                 1997 -   15.40%
                                 1998 -   12.50%
                                 1999 -   51.95%
                                 2000 -    0.13%
                                 2001 -  -27.66%
                                 2002 -  -32.97%
                                 2003 -   42.47%
                                 2004 -   _____%


     o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 43.15% (quarter ended December 31, 1999).
     o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.23)% (quarter ended September 30, 2001).
     o The year-to-date return of the Fund's Institutional Shares as of the most recent calendar quarter was ____% (quarter ended December 31, 2004).

[update in 02/05]

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and ten years compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------- -------------- ---------------- --------------
Average Annual Total Returns                                       Past 1         Past 5         Past 10
Periods Ended December 31, 2004                                     Year           Years          Years
-------------------------------------------------------------- -------------- ---------------- --------------
The Chesapeake Growth Fund - Institutional Shares
     Before taxes on distributions                                ____ %           ____ %           ____ %
     After taxes on distributions                                 ____ %           ____ %           ____ %
     After taxes on distributions and sale of shares              ____ %           ____ %           ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
Russell 2000 Index*                                               ____ %           ____ %           ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
S&P 500 Total Return Index *                                      ____ %           ____ %           ____ %
-------------------------------------------------------------- -------------- ---------------- --------------

    * The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:


                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------
       Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) .......................None
       Redemption Fee
           (as a percentage of amount redeemed).......................None


             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------
       Management Fees.................................................1.00%
       Distribution and/or Service (12b-1) Fees........................None
       Other Expenses..................................................0.77%
                                                                      -----
       Total Annual Fund Operating Expenses............................1.77%*
                                                                      =====

     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended October 31, 2004. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the
       Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2004, the amount of expenses paid by these brokers totaled 0.07% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Institutional Shares were as follows:

                    Total Annual Fund Operating Expenses for
                    the fiscal year ended October 31, 2004......1.70%

          See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------- ------------- -------------- --------------
   Period Invested       1 Year        3 Years       5 Years        10 Years
--------------------- ------------- ------------- -------------- --------------
      Your Costs          $180          $557          $959           $2,084
--------------------- ------------- ------------- -------------- ---------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $__ billion [update in 02/05] in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The aggregate advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year ended October 31, 2004, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers. However, the Advisor may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares under a distribution agreement (the "Distribution Agreement"). The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional  Shares  of the Fund are sold and  redeemed  at net  asset  value.
Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $1,000,000 and the minimum additional investment is $5,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

             The Chesapeake Growth Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Institutional Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For:   The Chesapeake Growth Fund - Institutional Shares
             Acct. # 2000000862068
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $5,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             The Chesapeake Growth Fund
             Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $1,000,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days prior written notice. If the shareholder brings his account net asset value up to at least $1,000,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to redeem shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs.

The Trust has adopted a policy to discourage Frequent Trading. Under this policy, the Advisor has the discretion to limit investments, by the Fund's refusal to accept further purchase orders from an investor that the Advisor believes has a pattern of Frequent Trading and that the Advisor considers not to be in the best interests of the other shareholders in the Fund. The Advisor may not be able to identify or determine that a specific purchase is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to an order made through omnibus accounts or retirement plans.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are generally taxable at long-term capital gains tax rates. Any distribution resulting from such qualifying dividends received by a Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable distributions paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend were received in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes. Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.

                                                        INSTITUTIONAL SHARES
                                          (For a Share Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Year           Year        Year        Period        Year          Year
                                                          Ended         Ended       Ended        Ended        Ended         Ended
                                                        10/31/04      10/31/03     10/31/02     10/31/01(a)   2/28/01      2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .................. $   10.09    $    7.39    $    9.65    $   13.35    $   33.08   $   16.60

      Income (loss) from investment operations
           Net investment loss ........................     (0.14)       (0.10)       (0.09)       (0.06)       (0.15)      (0.21)
           Net realized and unrealized gain (loss)
            on investments.............................      0.38         2.80        (2.16)       (3.64)       (8.38)      17.92
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.24         2.70        (2.25)       (3.70)       (8.53)      17.71
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Less distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period (b)..................... $   10.33    $   10.09    $    7.39    $    9.65    $   13.35    $  33.08
                                                        =========    =========    =========    =========    =========    ========

Total return ..........................................      2.28 %      36.54 %     (23.34)%     (27.72)%     (32.25)%    110.91 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ............... $  21,282    $  29,451    $  43,565    $  58,667    $  75,221    $120,416
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.77 %       1.35 %       1.26 %       1.23 %(c)    1.18 %      1.21 %
           After expense reimbursements and waived fees      1.70 %       1.25 %       1.20 %       1.20 %(c)    1.17 %      1.17 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.34)%      (0.96)%      (1.03)%      (0.78)%(c)   (0.95)%     (1.03)%
           After expense reimbursements and waived fees     (1.28)%      (0.86)%      (0.97)%      (0.74)%(c)   (0.93)%     (1.00)%

      Portfolio turnover rate ..........................    78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %




(a)  For the period from March 1, 2001 to October 31, 2001.  The Fund  changed its fiscal  year-end  from  February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
(b)  Not annualized.
(c)  Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

                              INSTITUTIONAL SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



         By telephone:        1-800-430-3863


         By mail:             The Chesapeake Growth Fund
                              Institutional Shares
                              c/o NC Shareholder Services
                              116 South Franklin Street
                              Post Office Box 4365
                              Rocky Mount, North Carolina  27803-0365


         By e-mail:           info@ncfunds.com


         On the Internet:     www.ncfunds.com




Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





                  Investment Company Act file number 811-07324

CUSIP Number 36559B609                                      NASDAQ Symbol CHSIX

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                           SUPER-INSTITUTIONAL SHARES
________________________________________________________________________________



                                   PROSPECTUS
                                February 28, 2005






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. The Fund also offers Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................3
--------

      Investment Objective.....................................................3
      Principal Investment Strategies..........................................3
      Principal Risks of Investing in the Fund.................................4
      Bar Chart and Performance Table..........................................6
      Fees and Expenses of the Fund............................................7

MANAGEMENT OF THE FUND.........................................................8
----------------------

      The Investment Advisor...................................................8
      The Administrator........................................................9
      The Transfer Agent.......................................................9
      The Distributor..........................................................9

INVESTING IN THE FUND.........................................................10
---------------------

      Minimum Investment......................................................10
      Purchase and Redemption Price...........................................10
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................13
      Frequent Purchases and Redemptions......................................14

OTHER IMPORTANT INVESTMENT INFORMATION........................................15
--------------------------------------

      Dividends, Distributions, and Taxes.....................................15
      Financial Highlights....................................................16
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions;
     o    new distribution strategies;
     o    new manufacturing technology; and/or
     o    new management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings;
     o    financial performance;
     o    management strengths and weaknesses;
     o    current market valuation in relation to earnings growth;
     o    historic and comparable company valuations;
     o    level and nature of the company's  debt, cash flow,  working  capital;
          and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
     o alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE*

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's Institutional Shares performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. [To be updated 02/05]

[2004 TO BE PROVIDED]

[BAR CHART HERE]

                              INSTITUTIONAL SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1995 -   27.05%
                                 1996 -   16.76%
                                 1997 -   15.40%
                                 1998 -   12.50%
                                 1999 -   51.95%
                                 2000 -    0.13%
                                 2001 -  -27.66%
                                 2002 -  -32.97%
                                 2003 -   42.47%
                                 2004 -   _____%

     o During the 10-year period shown in the bar chart above, the highest return for a calendar quarter was 43.15% (quarter ended December 31, 1999).
     o During the 10-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.23)% (quarter ended September 30, 2001).
     o The year-to-date return of the Fund's Institutional Shares as of the most recent calendar quarter was ____% (quarter ended December 31, 2004).

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and ten years compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. [To be updated 02/05]

-------------------------------------------------------------- -------------- ---------------- --------------
Average Annual Total Returns                                       Past 1         Past 5         Past 10
Periods Ended December 31, 2004                                     Year           Years          Years
-------------------------------------------------------------- -------------- ---------------- --------------
The Chesapeake Growth Fund - Institutional Shares
     Before taxes on distributions                                ____ %           ____ %           ____ %
     After taxes on distributions                                 ____ %           ____ %           ____ %
     After taxes on distributions and sale of shares              ____ %           ____ %           ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
Russell 2000 Index^1                                              ____ %           ____ %           ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
S&P 500 Total Return Index^1                                      ____ %           ____ %           ____%
-------------------------------------------------------------- -------------- ---------------- --------------

     ^1 The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

      *The performance information presented above is based upon the average annual total returns of the Institutional Shares of the Fund. The performance information of the Institutional Shares has been used for this purpose because the Super-Institutional Shares are not currently in operation and therefore have no current performance history. However, the annual returns for both classes are expected to be substantially similar because both classes of shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same fees and expenses.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Super-Institutional Shares of the Fund:

                 Shareholder Fees for Super-Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) .....................None
   Redemption Fee
           (as a percentage of amount redeemed).....................None


          Annual Fund Operating Expenses for Super-Institutional Shares
          -------------------------------------------------------------
                  (expenses that are deducted from Fund assets)

   Management Fees...................................................1.00%
   Distribution and/or Service (12b-1) Fees..........................None
   Other Expenses....................................................0.77%
                                                                    -----
   Total Annual Fund Operating Expenses..............................1.77%*
                                                                    =====


     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended October 31, 2004. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the
       Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2004, the amount of expenses paid by these brokers totaled 0.07% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Super-Institutional Shares were as follows:

                    Total Annual Fund Operating Expenses for
                    the fiscal year ended October 31, 2004....1.70%

       See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Super-Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------- ------------- ------------- -------------- --------------
   Period Invested       1 Year        3 Years       5 Years        10 Years
--------------------- ------------- ------------- -------------- --------------
      Your Costs          $180          $557          $959           $2,084
--------------------- ------------- ------------- -------------- ---------------



                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $__ billion in assets [update in 02/05], providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The aggregate advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year, ended October 31, 2004, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers. However, the Advisor may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares under a distribution agreement ("Distribution Agreement"). The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Super-Institutional Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $50,000,000 and the minimum additional investment is $100,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the Investment Company Act of 1940, as amended ("1940 Act"), for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

             The Chesapeake Growth Fund
             Super-Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Super-Institutional Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For:   The Chesapeake Growth Fund - Super-Institutional Shares
             Acct. # 2000000862068
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             The Chesapeake Growth Fund
             Super-Institutional Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and
     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 30-days prior written notice. If the shareholder brings his account net asset value up to at least $10,000,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to redeem shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs.

The Trust has adopted a policy to discourage Frequent Trading. Under this policy, the Advisor has the discretion to limit investments, by the Fund's refusal to accept further purchase orders from an investor that the Advisor believes has a pattern of Frequent Trading and that the Advisor considers not to be in the best interests of the other shareholders in the Fund. The Advisor may not be able to identify or determine that a specific purchase is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to an order made through omnibus accounts or retirement plans.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends generally are taxable at long-term capital gains tax rates. Any distribution resulting form such qualifying dividends received by a Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend were in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes. Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Institutional Shares of Fund. Because the Super-Institutional Shares class was fully liquidated on September 17, 2003 and is not currently in operation, there are no financial data to be presented in this Prospectus for the Super-Institutional Shares. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.

                                                        INSTITUTIONAL SHARES
                                          (For a Share Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Year           Year        Year        Period        Year          Year
                                                          Ended         Ended       Ended        Ended        Ended         Ended
                                                        10/31/04      10/31/03     10/31/02     10/31/01(a)   2/28/01      2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .................. $   10.09    $    7.39    $    9.65    $   13.35    $   33.08   $   16.60

      Income (loss) from investment operations
           Net investment loss ........................     (0.14)       (0.10)       (0.09)       (0.06)       (0.15)      (0.21)
           Net realized and unrealized gain (loss)
            on investments.............................      0.38         2.80        (2.16)       (3.64)       (8.38)      17.92
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.24         2.70        (2.25)       (3.70)       (8.53)      17.71
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Less distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period (b)..................... $   10.33    $   10.09    $    7.39    $    9.65    $   13.35    $  33.08
                                                        =========    =========    =========    =========    =========    ========

Total return ..........................................      2.28 %      36.54 %     (23.34)%     (27.72)%     (32.25)%    110.91 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ............... $  21,282    $  29,451    $  43,565    $  58,667    $  75,221    $120,416
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.77 %       1.35 %       1.26 %       1.23 %(c)    1.18 %      1.21 %
           After expense reimbursements and waived fees      1.70 %       1.25 %       1.20 %       1.20 %(c)    1.17 %      1.17 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.34)%      (0.96)%      (1.03)%      (0.78)%(c)   (0.95)%     (1.03)%
           After expense reimbursements and waived fees     (1.28)%      (0.86)%      (0.97)%      (0.74)%(c)   (0.93)%     (1.00)%

      Portfolio turnover rate ..........................    78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

(a)  For the period from March 1, 2001 to October 31, 2001.  The Fund  changed its fiscal  year-end  from  February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
(b)  Not annualized.
(c)  Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

                           SUPER-INSTITUTIONAL SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



         By telephone:        1-800-430-3863

         By mail:             The Chesapeake Growth Fund
                              Super-Institutional Shares
                              c/o NC Shareholder Services
                              116 South Franklin Street
                              Post Office Box 4365
                              Rocky Mount, North Carolina 27803-0365


         By e-mail:           info@ncfunds.com


         On the Internet:     www.ncfunds.com





Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




                  Investment Company Act file number 811-07324

CUSIP Number 36559B203                                       NASDAQ Symbol CHEAX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                             CLASS A INVESTOR SHARES
________________________________________________________________________________


                                   PROSPECTUS
                                February 28, 2005







The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Institutional Shares, which are offered by other prospectuses.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------

      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................8
      The Transfer Agent.......................................................8
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................9
---------------------

      Minimum Investment.......................................................9
      Purchase and Redemption Price............................................9
      Purchasing Shares.......................................................11
      Redeeming Your Shares...................................................13
      Frequent purchases and redemptions......................................15

OTHER IMPORTANT INVESTMENT INFORMATION........................................16
--------------------------------------

      Dividends, Distributions, and Taxes.....................................16
      Financial Highlights ...................................................18
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE
--------------------

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

     o    new product introductions;
     o    new distribution strategies;
     o    new manufacturing technology; and/or
     o    new management team or new management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings;
     o    financial performance;
     o    management strengths and weaknesses;
     o    current market valuation in relation to earnings growth;
     o    historic and comparable company valuations;
     o    level and nature of the company's  debt, cash flow,  working  capital;
          and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
     o alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth.
Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund's Class A Investor Shares by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. [To be updated 02/05]

[2004 TO BE PROVIDED]

[BAR CHART HERE]

                            CLASS A INVESTORS SHARES
                 Year to Year Total Returns (as of December 31)
                 ----------------------------------------------
                                 1996 -   16.42%
                                 1997 -   14.95%
                                 1998 -   12.12%
                                 1999 -   51.37%
                                 2000 -    0.21%
                                 2001 -  -28.05%
                                 2002 -  -33.49%
                                 2003 -   41.44%
                                 2004 -   _____%

     o During the 9-year period shown in the bar chart above, the highest return for a calendar quarter was 42.95% (quarter ended December 31, 1999).
     o During the 8-year period shown in the bar chart above, the lowest return for a calendar quarter was (29.40)% (quarter ended September 30, 2001).
     o The year-to-date return of the Class A Investor Shares as of the most recent calendar quarter was ____% (quarter ended December 31, 2004).
     o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. [To be updated 02/05]

-------------------------------------------------------------- -------------- ---------------- --------------
Average Annual Total Returns                                       Past 1         Past 5           Since
Periods Ended December 31, 2004                                     Year           Years         Inception*
-------------------------------------------------------------- -------------- ---------------- --------------
The Chesapeake Growth Fund - Class A Investor Shares**
     Before taxes on distributions                                ____ %         ____ %            ____ %
     After taxes on distributions                                 ____ %         ____ %            ____ %
     After taxes on distributions and sale of shares              ____ %         ____ %            ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
Russell 2000 Index ***                                            ____ %         ____ %            ____ %
-------------------------------------------------------------- -------------- ---------------- --------------
S&P 500 Total Return Index ***                                    ____ %         ____ %            ____ %
-------------------------------------------------------------- -------------- ---------------- --------------

   * April 7, 1995 (inception  date of the Fund's Class A Investor  Shares)
  ** Maximum  sales  loads  are  reflected  in the  table  above for the Class A
     Investor  Shares.
*** The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks. The S&P 500 Total Return Index is the Standard & Poor's Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in these indices. These indices do not have an investment advisor and do not pay any commissions, expenses, or taxes. If these indices did pay commissions, expenses, or taxes, their returns would be lower.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class A Investor Shares of the Fund:

                  Shareholder Fees for Class A Investor Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

       Maximum Sales Charge (Load) Imposed On Purchases
           (as a percentage of offering price) .....................  3.00 %
       Redemption Fee
           (as a percentage of amount redeemed, if applicable)......  None

           Annual Fund Operating Expenses for Class A Investor Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees..............................................  1.00 %
       Distribution and/or Service (12b-1) Fees ....................  0.25 %
       Other Expenses...............................................  0.77 %
                                                                     -----
       Total Annual Fund Operating Expenses.........................  2.02 %*
                                                                     =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Class A Investor Shares of the Fund for the fiscal year ended October 31, 2004. The Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2004, the amount of expenses paid by these brokers totaled 0.07% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses for the Class A Investor Shares were as follows:

                    Total Annual Fund Operating Expenses for
                    the fiscal year ended October 31, 2004....1.95%

   See the "Management of the Fund - Brokerage/Service Arrangements" section below for more information.

Example. This example shows you the expenses you may pay over time by investing in the Class A Investor Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------------------------- ---------------- ----------------- --------------- ----------------
           Period Invested                   1 Year          3 Years           5 Years        10 Years
--------------------------------------- ---------------- ----------------- --------------- ----------------
       Class A Investor Shares               $499              $915            $1,355          $2,578
--------------------------------------- ---------------- ----------------- --------------- ----------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1994. They have been with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $__ billion [update in 02/05] in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The aggregate advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the Fund's last fiscal year ended October 31, 2004, was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. This program has been reviewed by the Trustees, pursuant subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers. However, the Advisor may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.

THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares under a distribution agreement (the "Distribution Agreement"). The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management and 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, local income, or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

The Class A Investor Shares are sold subject to a maximum front-end sales charge
(load) of 3.00%, so that the term "offering price" includes the front-end sales charge (load). All shares are redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of the Class A Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                                          Sales               Sales
                                                        Charge As           Charge As            Dealers Discounts
                                                        % of Net           % of Public             and Brokerage
        Amount of Transaction                            Amount             Offering            Commissions as % of
      At Public Offering Price                          Invested              Price            Public Offering Price
      ------------------------                          --------              -----            ---------------------

    Less than $250,000.............................       3.09%               3.00%                   2.80%
    $250,000 but less than $500,000................       2.04%               2.00%                   1.80%
    $500,000 or more...............................       1.01%               1.00%                   0.90%

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Class A Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a similar sales charge. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by an investor is determined by adding the purchase price of shares to be purchased, including any concurrent purchases as described above, to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Class A Investor Shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.00% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application.

Information about the "Letter of Intent" procedure, including its terms, is contained in the SAI and on the Account Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

In order to obtain a reduced sales charge, it may be necessary at the time of purchase for a shareholder to inform the Fund, the Distributor, or his/her broker-dealer of the existence of other accounts or purchases which are eligible to be aggregated to obtain a reduced sales charge. A shareholder may be required to provide to the Fund, the Distributor, or his/her broker-dealer certain information to verify his/her eligibility for a reduced sales charge. This information may include, to the extent applicable, the following: (i) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in all accounts (e.g., retirement accounts) held at the Fund by the shareholder; (ii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held at broker-dealers by the shareholder; and (iii) information or records regarding shares of the Fund or other funds eligible to be aggregated that are in accounts held at the Fund or at any broker-dealers by related parties of the shareholder, such as members of the same family or certain qualified groups.

See the SAI for additional information on reduced sales charges.

Information regarding the Fund's sales charges, as well as information regarding reduced sales charges (such as concurrent purchases, rights of accumulation, letters of intent, and group plans) and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Fund's website since the Fund's website contains limited information, however, further information is available by calling the Fund at 1-800-430-3863.

Distribution of the Fund's Shares

For the Class A Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the Investment Company Act of 1940, as amended, ("1940 Act"). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Class A Investor Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Class A Investor Shares annually 0.25% of the average daily net assets of the Fund's Class A Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Class A Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Additional Information

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. To the extent that the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemptions, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

             The Chesapeake Growth Fund
             Class A Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Class A Investor Shares" to your check to ensure proper credit to your account. The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For:   The Chesapeake Growth Fund - Class A Investor Shares
             Acct. # 2000000862068
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             The Chesapeake Growth Fund
             Class A Investor Shares
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

  Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund and class of shares;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 30-days prior written notice. If the shareholder brings his account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) all transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to: (i) refuse to accept any request to redeem shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs.

The Trust has adopted a policy to discourage Frequent Trading. Under this policy, the Advisor has the discretion to limit investments, by the Fund's refusal to accept further purchase orders from an investor that the Advisor believes has a pattern of Frequent Trading and that the Advisor considers not to be in the best interests of the other shareholders in the Fund. The Advisor may not be able to identify or determine that a specific purchase is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to an order made through omnibus accounts or retirement plans.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are generally taxable at long-term capital gains tax rates. Any distribution resulting from such qualifying dividends received by a Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend were received in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes. Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult their own tax advisors to ensure that distributions and sales of Fund shares are treated appropriately on their income tax returns.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior fiscal periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, an independent registered accounting firm, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-Annual Reports of the Fund, copies of which may be obtained at no charge by calling the Fund at 1-800-430-3863.


                                                       CLASS A INVESTOR SHARES
                                          (For a Share Outstanding Throughout Each Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Year           Year        Year         Period       Year          Year
                                                          Ended         Ended       Ended         Ended        Ended         Ended
                                                        10/31/04      10/31/03     10/31/02     10/31/01(a)   2/28/01      2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .................. $    9.54    $    7.05    $    9.28    $   12.88    $   32.47    $  16.37

      Income (loss) from investment operations
           Net investment loss ........................     (0.17)       (0.16)       (0.17)       (0.11)       (0.22)      (0.33)
           Net realized and unrealized gain (loss)
            on investments.............................      0.38         2.65        (2.05)       (3.49)       (8.17)      17.66
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.21         2.49        (2.22)       (3.60)       (8.39)      17.33
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Less distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period .......................  $    9.75    $    9.54    $    7.05    $    9.28    $   12.88    $  32.47
                                                        =========    =========    =========    =========    =========    ========

Total return (b) ......................................      1.99 %      35.32 %     (23.95)%     (27.89)%     (32.52)%    110.07 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ............... $   6,778    $   8,587    $   8,452    $  15,225    $  25,779    $ 33,200
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     2.02 %       2.25 %       1.93 %       1.72 %(c)    1.53 %      1.59 %
           After expense reimbursements and waived fees      1.95 %       2.16 %       1.87 %       1.69 %(c)    1.51 %      1.56 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.60)%      (1.86)%      (1.69)%      (1.27)%(c)   (1.29)%     (1.41)%
           After expense reimbursements and waived fees     (1.54)%      (1.77)%      (1.63)%      (1.23)%(c)   (1.28)%     (1.38)%

      Portfolio turnover rate .........................     78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

     (a)  For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
     (b)  Total return does not reflect payment of a sales charge and is not annualized.
     (c)  Annualized.



                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                             CLASS A INVESTOR SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



         By telephone:        1-800-430-3863

         By mail:             The Chesapeake Growth Fund
                              Class A Investor Shares
                              c/o NC Shareholder Services
                              116 South Franklin Street
                              Post Office Box 4365
                              Rocky Mount, North Carolina 27803-0365


         By e-mail:           info@ncfunds.com


         On the Internet:     www.ncfunds.com




Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






                  Investment Company Act file number 811-07324

CUSIP Number 36559B708                                       NASDAQ Symbol CHCGX
________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                                 A No Load Fund
________________________________________________________________________________



                                   PROSPECTUS
                                February 28, 2005





The Chesapeake Core Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.




                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863





The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency and are subject to investment risks including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank. You should read the prospectus carefully before you invest or send money.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................3
--------

      Investment Objective.....................................................3
      Principal Investment Strategies..........................................3
      Principal Risks of Investing in the Fund.................................4
      Bar Chart and Performance Table..........................................5
      Fees and Expenses of the Fund............................................6

MANAGEMENT OF THE FUND.........................................................7
----------------------

      The Investment Advisor...................................................7
      The Administrator........................................................8
      The Transfer Agent.......................................................8
      The Distributor..........................................................8

INVESTING IN THE FUND..........................................................9
---------------------

      Minimum Investment.......................................................9
      Purchase and Redemption Price............................................9
      Purchasing Shares.......................................................10
      Redeeming Your Shares...................................................11
      Frequent Purchases and Redemptions......................................13

OTHER IMPORTANT INVESTMENT INFORMATION........................................14
--------------------------------------

      Dividends, Distributions, and Taxes.....................................14
      Financial Highlights ...................................................15
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Core Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of the largest 1000 companies based on market capitalization. The Fund's investments in these companies will be primarily in equity securities of such companies, such as common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund's objectives.

In making investment decisions for the Fund, Gardner Lewis Asset Management L.P. ("Advisor") will focus on companies that show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors, and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor generally avoids companies that have excessive levels of debt. The Advisor also favors portfolio investments in companies whose price-to-earnings ratio when purchased is less than that company's projected growth rate for the coming year. In selecting these portfolio companies, the Advisor includes analysis of the following:

     o    growth rate of earnings;
     o    financial performance;
     o    management strengths and weaknesses;
     o    current market valuation in relation to earnings growth;
     o    historic and comparable company valuations;
     o    level and nature of the company's  debt, cash flow,  working  capital;
          and
     o    quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities and 80% to 90% of the portfolio will be invested in the 1000 largest companies described above. Generally, all the securities in which the Fund may invest will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may also invest in foreign securities. However, all foreign securities that the Fund may acquire will be traded on domestic U.S. exchanges.

While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

     o the anticipated price appreciation has been achieved or is no longer probable;
     o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
     o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
     o alternative investments offer, in the view of the Advisor, superior potential for appreciation.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI").


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. The following section describes some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

Market Segment Risk: Investors are also subject to the risk that the Fund's market segment, the largest 1000 companies, may underperform other equity market segments or the equity markets as a whole.

BAR CHART AND PERFORMANCE TABLE

The bar chart shown below provides an indication of the risks of investing in the Fund by showing (on a calendar year basis) changes in the Fund's performance from year to year. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[2004 TO BE PROVIDED]

[BAR CHART HERE]

                           Year to Year Total Returns
                               (as of December 31)
                               -------------------
                                  1998 -  27.32%
                                  1999 -  47.60%
                                  2000 -   6.36%
                                  2001 - -12.72%
                                  2002 - -23.92%
                                  2003 -  42.42%
                                  2004 -  _____%

     o During the 7-year period shown in the bar chart above, the highest return for a calendar quarter was 36.08% (quarter ended December 31, 1999).

     o During the 7-year period shown in the bar chart above, the lowest return for a calendar quarter was (21.56)% (quarter ended September 30, 2001).

     o The year-to-date total return of the Fund as of the most recent calendar quarter was ____% (quarter ended December 31, 2004).

[to be updated as of 2/05]
The table shown below provides an indication of the risks of investing in the Fund by showing how the Fund's average annual total returns for one year, five years, and since inception compare to those of a broad-based securities market index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------- ------------- -------------- ---------------
             Average Annual Total Returns                     Past 1         Past 5          Since
           Periods ended December 31, 2004                     Year           Year        Inception*
--------------------------------------------------------- ------------- -------------- ---------------
The Chesapeake Core Growth Fund
     Before taxes on distributions                           ____%          ____%          ____%
     After taxes on distributions                            ____%          ____%          ____%
     After taxes on distributions and sale of shares         ____%          ____%          ____%
--------------------------------------------------------- ------------- -------------- ---------------
S&P 500 Total Return Index**                                 ____%          ____%          ____%
--------------------------------------------------------- ------------- -------------- ---------------

     *  September 29, 1997 (inception date of the Fund)

     ** The S&P 500 Total  Return  Index is the  Standard  & Poor's  Composite
        Stock Price Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices. You cannot invest directly in this index. This index does not have an investment advisor and does not pay any commissions, expenses, or taxes. If this index did pay commissions, expenses, or taxes its returns would be lower. FEES AND

EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                          Shareholder Fees for the Fund
                    (fees paid directly from your investment)
                    -----------------------------------------

   Maximum Sales Charge (Load) Imposed on Purchases
       (as a percentage of offering price) .......................None
   Redemption Fee
       (as a percentage of amount redeemed, if applicable)........None

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

   Management Fees................................................1.00 %
   Distribution and/or Service (12b-1) Fees.......................0.25 %
   Other Expenses.................................................0.24 %
                                                                ------
       Total Annual Fund Operating Expenses...........................1.49 %*
       Fee Waivers and/or Expense Reimbursements.....................(0.09)%*
                                                                    ------
       Net Expenses...................................................1.40 %
                                                                     =====

*"Total Annual Fund Operating  Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended October 31, 2004. The Advisor has entered into a contractual agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses but including payments, if any, under a Rule 12b-1 Plan) to not more than 1.40% of the average daily net assets of the Fund for the fiscal year to end October 31, 2005. It is expected that the contractual agreement will continue from year to year provided such continuance is approved by the Board of Trustees of the Trust. In addition, the Fund has entered into brokerage/service arrangements with several brokers through commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund). These portions are then used to offset overall Fund expenses. These oral arrangements are voluntary upon the part of the broker and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Board of Trustees of the Trust has reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Board of Trustees of the Trust reviews the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future. For the fiscal year ended October 31, 2004, the amount of expenses paid by these brokers totaled 0.07% of the average daily net assets of the Fund. As a result of these arrangements, as a percentage of the average daily net assets of the Fund, the Total Annual Fund Operating Expenses were as follows:

                Total Annual Fund Operating Expenses for
                the fiscal year ended October 31,2004......1.33%

See  the  "Management  of  the  Fund  -  Expense  Limitation   Agreement  and  -
Brokerage/Service Arrangements" sections below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

     (1)  You invest $10,000 in the Fund for the periods shown;
     (2)  You reinvest all dividends and distributions;
     (3)  You redeem all of your shares at the end of those periods;
     (4)  You earn a 5% total return; and
     (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above:

-------------------------------------- ----------------- ---------------- ---------------- ----------------
           Period Invested                  1 Year           3 Years          5 Years         10 Years
-------------------------------------- ----------------- ---------------- ---------------- ----------------
             Your Costs                      $143              $462             $805            $1,772
-------------------------------------- ----------------- ---------------- ---------------- ----------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Investment Advisor is Gardner Lewis Asset Management L.P., which was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of the Advisor, and John L. Lewis, IV, President of the Advisor, are control persons by ownership of the Advisor and are also executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1997. They have been associated with the Advisor since its inception on April 2, 1990. The Advisor currently serves as investment advisor to approximately $__ billion [to be updated as of 2/05] in assets, providing investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, and individuals. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisers Act of 1940, as amended. Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. During the Fund's last fiscal year, the fiscal year ended October 31, 2004, the Advisor waived a portion of its fee in the amount of $39,574. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average annual net assets for the last fiscal year was 0.98%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business, but including payments, if any, pursuant to a Rule 12b-1 Plan) are limited to 1.40% of the average daily net assets of the Fund for the fiscal year to end October 31, 2005. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the Investment Company Act of 1940, as amended ("1940 Act"), and (ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated by the Advisor or the Trust at the end of the then current term upon not less than 90-days' notice to the other party as set forth in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. This program has been reviewed by the Trustees, pursuant to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. The Advisor may not consider sales of shares of the Fund as a factor in the selection of brokers and dealers. However, the Advisor may place portfolio transactions with brokers and dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.


THE ADMINISTRATOR

The Nottingham Company ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus entitled "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and 12b-1 fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $2,500 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of the Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate net asset value on business holidays when the NYSE is closed.

In determining the value of the Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.

Distribution of the Fund's Shares. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Fund's shares annually 0.25% of the average daily net assets of the Fund's shares for activities primarily intended to result in the sale of those shares, including reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of fees such as sales loads.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within 7 days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interests of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the order. The orders will be priced at the Fund's net asset value next computed after the orders are received by the authorized broker, or broker-authorized designee. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. financial institution and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser or shares of another identically registered account in another series of the Trust to recover any such loss. For regular mail orders, please complete a Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Core Growth Fund," to:

             The Chesapeake Core Growth Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina 27803-0365

The Fund Shares Application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your financial institution use the following wire instructions:

             Wachovia Bank, N.A.
             Charlotte, North Carolina
             ABA # 053000219
             For:  The Chesapeake Core Growth Fund
             Acct. # 2000001067260
             For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

An investor may direct the Fund to exchange his/her shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will be made and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. Additionally, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such fund.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.

Stock Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund's share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor's driver's license or other identifying documents. An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Fund receives this required information. In addition, if after opening the investor's account the Fund is unable to verify the investor's identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor. If the Fund closes an investor's account because the Fund was unable to verify the investor's identity, the Fund will value the account in accordance with the Fund's next net asset value calculated after the investor's account is closed. In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment. The Fund will not be responsible for any losses incurred due to the Fund's inability to verify the identity of any investor opening an account.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

             The Chesapeake Core Growth Fund
             c/o NC Shareholder Services
             116 South Franklin Street
             Post Office Box 4365
             Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include the following:

     (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

     (2)  Any required signature guarantees (see "Signature  Guarantees" below);
          and

     (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing, using the instructions above.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include the following:

     (1)  The name of the Fund;
     (2)  Shareholder(s) name and account number;
     (3)  Number of shares or dollar amount to be redeemed;
     (4)  Instructions   for   transmittal   of   redemption   proceeds  to  the
          shareholder; and
     (5) Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). Redemption proceeds cannot be wired on days in which your financial institution is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund's custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the financial institution account or person named in your account application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund or its agents to be genuine. The Fund or its agents will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine. The Fund, however, will not be liable for any losses due to unauthorized or fraudulent instructions. The Fund will also not be liable for following telephone instructions reasonably believed to be genuine.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $250. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $2,500 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice. If the shareholder brings the account net asset value up to at least $2,500 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application;
(iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund's net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Miscellaneous. The Fund reserves the right to (i) refuse to accept any request to redeem shares of the Fund for any reason; and (ii) suspend its offering of shares at any time.


FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions ("Frequent Trading") of shares of the Fund may present a number of risks to other shareholders of the Fund. These risks may include, among other things, dilution in the value of shares of the Fund held by long-term shareholders, interference with the efficient management by the Advisor of the Fund's portfolio holdings, and increased brokerage and administration costs.

The Trustees have adopted a policy to discourage Frequent Trading. Under this policy, the Advisor has the discretion to limit investments, by the Fund's refusal to accept further purchase orders from an investor that the Advisor believes has a pattern of Frequent Trading and that the Advisor considers not to be in the best interests of the other shareholders in the Fund. The Advisor may not be able to identify or determine that a specific purchase is part of a pattern of Frequent Trading or that a specific investor is engaged in Frequent Trading, particularly with respect to an order made through omnibus accounts or retirement plans.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and realized gains to its shareholders every year. Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid to shareholders in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gains, or ordinary income. The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends generally are taxable at long-term capital gains tax rates. Any distribution resulting from such qualifying dividends received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable distributions paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by a Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes. Shareholders who hold Fund Shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

In general a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28% for 2004) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for prior years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data below have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report covering such years and periods is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual and Semi-annual Reports of the Fund, copies of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                 (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                          Year           Year        Year        Period        Year          Year
                                                          Ended         Ended       Ended        Ended        Ended         Ended
                                                        10/31/04      10/31/03     10/31/02     10/31/01(a)   2/28/01      2/29/00
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ............       $   14.78    $   10.88    $   12.31    $   15.13    $   19.42    $  12.68

      Income (loss) from investment operations
        Net investment (loss)....................           (0.06)       (0.05)       (0.07)       (0.02)       (0.08)      (0.07)
        Net realized and unrealized gain (loss) on
           investments...........................            0.69         3.95        (1.35)       (2.80)       (2.10)       8.18
                                                        ---------    ---------    ---------    ---------    ---------    --------

           Total from investment operations .....            0.63         3.90        (1.42)       (2.82)       (2.18)       8.11
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Less distributions to shareholders from
        Net realized gain from investment transactions       0.00         0.00        (0.01)        0.00        (2.11)      (1.37)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net Asset Value, End of Period ..................       $   15.41    $   14.78    $   10.88    $   12.31    $   15.13    $  19.42
                                                        =========    =========    =========    =========    =========    ========

Total Return (b).................................            4.26 %      35.72 %     (11.47)%     (18.69)%     (12.37)%     66.64 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) .........       $ 293,982    $  70,058    $  23,952    $  23,835    $  15,716    $ 11,542
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees        1.49 %       1.76 %       1.73 %       1.72 %(c)    1.80 %      2.25 %
        After expense reimbursements and waived fees         1.33 %       1.31 %       1.23 %       1.17 %(c)    1.25 %      1.15 %
      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees       (0.72)%      (1.06)%      (1.09)%      (0.86)%(c)   (1.06)%     (1.59)%
        After expense reimbursements and waived fees        (0.56)%      (0.61)%      (0.59)%      (0.31)%(c)   (0.50)%     (0.49)%

      Portfolio turnover rate                               59.54 %      71.04 %     110.65 %     105.88 %     136.22 %    130.44 %


     (a)  For the period from March 1, 2001 to October 31, 2001. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001.
     (b)  Not annualized.
     (c)  Annualized.



                                                                 15

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A No Load Fund

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:


         By telephone:          1-800-430-3863

         By mail:               The Chesapeake Core Growth Fund
                                c/o NC Shareholder Services
                                116 South Franklin Street
                                Post Office Box 4365
                                Rocky Mount, North Carolina  27803-0365


         By e-mail:             info@ncfunds.com


         On the Internet:       www.ncfunds.com




Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






                  Investment Company Act file number 811-07324

                                     PART B
                                     ======

                                    FORM N-1A

                      STATEMENTS OF ADDITIONAL INFORMATION


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND


                                February 28, 2005


                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                           Rocky Mount, NC 27803-0365
                            Telephone 1-800-430-3863





                                Table of Contents

                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES..................................................... 2
INVESTMENT LIMITATIONS........................................................ 4
PORTFOLIO TRANSACTIONS........................................................ 5
NET ASSET VALUE............................................................... 7
DESCRIPTION OF THE TRUST...................................................... 8
ADDITIONAL INFORMATION CONCERNING TAXES....................................... 8
MANAGEMENT OF THE FUND........................................................10
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................16
SPECIAL SHAREHOLDER SERVICES..................................................18
Disclosure of Portfolio Holdings..............................................21
ADDITIONAL INFORMATION ON PERFORMANCE.........................................21
FINANCIAL STATEMENTS..........................................................24
APPENDIX A - DESCRIPTION OF RATINGS...........................................25
APPENDIX B - PROXY VOTING POLICIES............................................29









This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for The Chesapeake Aggressive Growth Fund ("Fund"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Reports may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund is a separate diversified series of the Gardner Lewis Investment Trust ("Trust") and commenced operations on January 4, 1993. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC') and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust's Board of Trustees (each a "Trustee" and collectively, "Trustees") has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the Fund's investment advisor, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risks in such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into a repurchase agreement which would cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt obligations (including those subject to repurchase agreements) provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the two highest rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch"), or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Funding Agreements. The Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trustees, the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities. The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include American Depository Receipts ("ADRs") or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Forward Commitment & When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of the total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Trustees. The Fund will not lend securities to any company affiliated with the Fund or any affiliated person as defined in the 1940 Act. Each loan of securities will be collateralized by cash, securities, or letters of credit. It is the intention of the Fund that these loans will be made for a combination of both the short term and the long term.

While the loan is outstanding, the borrower will pay the Fund any interest and dividends paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund may be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Borrowing. The Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets. In the event that the Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or (ii) more than 50% of its outstanding shares.

As a matter of fundamental policy, the Fund may not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

2. Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

3. Invest more than 10% of the value of its total assets in foreign securities (which shall not be deemed to include American Depository Receipts ("ADRs"));

4. Invest in the securities of any issuer if any of the officers or Trustees of the Trust or officers or directors of its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

5. Invest for the purpose of exercising control or management of another issuer;

6. Invest in interests in real estate, real estate mortgage loans, oil, gas or other mineral exploration leases or development programs except that the Fund may invest in the securities of companies (other than those which are not readily marketable) which own or deal in such things;

7. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

8. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

9. Make short sales of securities or maintain a short position, except short sales "against the box;" (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

10. Participate on a joint or joint and several basis in any trading account in securities;

11. Make loans of money or securities, except that the Fund may (i) make loans of portfolio securities up to 33% of the Fund's total assets; (ii) invest in money market instruments, debt securities, or other debt instruments; and (iii) invest in repurchase agreements;

12. Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets would be invested in such securities;

13. Issue senior securities, borrow money or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets. The Fund will not make any further investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

14. Invest more than 10% of its net assets in illiquid securities; For this purpose, illiquid securities include, among others (a) securities for which no readily available market exists, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

15.  Invest in restricted securities; and

16. Write, purchase or sell puts, calls, warrants or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts or related options.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objective.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer, which furnishes brokerage and research services, a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2004, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poor's Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $44,953 and $8,250, respectively, in brokerage commissions from the Fund and paid $14,948 and $6,185, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Trustees have reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Trustees review the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended October 31, 2004, 2003, and 2002, total dollar amounts of brokerage commissions paid by the Fund were $352,898, $400,723, and $542,700, respectively.


                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on days when the NYSE closes earlier. The Fund's net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be deemed a business holiday on which the net asset value per share of the Fund will not be calculated.

In valuing the Fund's total assets, portfolio securities are generally valued at their market value. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Trustees.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the U.S. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2004, the total expenses of the Fund (after expense reductions of $21,133 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $935,548 (1.74% of the average daily net assets of the Fund). For the fiscal year ended October 31, 2003, the total expenses of the Fund (after expense reductions of $20,531 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $986,322 (1.73% of the average daily net assets of the Fund). For the fiscal year ended October 31, 2002, the total expenses of the Fund (after expense reductions of $29,349 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,704,634 (1.56% of the average daily net assets of the
Fund).


                            DESCRIPTION OF THE TRUST

The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series: The Fund, The Chesapeake Growth Fund, and The Chesapeake Core Growth Fund, all managed by the Advisor. The number of shares of each series shall be unlimited. The Fund and The Chesapeake Core Growth Fund both issue a single class of shares, while the shares of The Chesapeake Growth Fund are divided into three separate classes of shares. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company, such as the Trust, shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gains dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax..

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

------------------------------- ------------ -------- ------------------------------------- ------------- --------------------------
                                                                                              Number of
                                                                                              Portfolios
                                              Length                                          in Fund
                                Position(s)     of                                             Complex
        Name, Age,              held with     Time            Principal Occupation(s)        Overseen by       Other Directorships
       and Address              Fund/Trust     Served            During Past 5 Years           Trustee           Held by Trustee
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                        Independent Trustees
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Jack E. Brinson, 72             Trustee      Since     Retired;  Previously,  President of       3       Mr. Brinson  serves  as  an
                                             8/92      Brinson  Investment  Co.  (personal               Independent Trustee  of the
                                                       investments)  and President    of                 following:  The  Nottingham
                                                       Brinson Chevrolet,   Inc.                         InvestmentTrust  II for the
                                                       (auto dealership)                                 six  series of  that trust;
                                                                                                         New  Providence  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust; Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of  that
                                                                                                         trust; de Leon  Funds Trust
                                                                                                         for the one  series of that
                                                                                                         trust;        MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series of  that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that  trust; Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one  series  of that trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the  two series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Theo H. Pitt, Jr., 68           Trustee      Since     Senior    Partner   of    Community       3       Mr.  Pitt  serves  as   an
                                             4/02      Financial Institutions  Consulting,               Independent Trustee of the
                                                       since 1997;  Account  Administrator               following:  de  Leon  Funds
                                                       of Holden Wealth  Management  Group               Trust for the one series of
                                                       of   Wachovia   Securities   (money               that Trust; Hillman Capital
                                                       management firm),  since September,               Management  Investment  for
                                                       2003                                              the  two  series  of   that
                                                                                                         Trust;   MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series  of that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust;  Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one series  of that  trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the two  series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                         Interested Trustee*
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
W. Whitfield Gardner, 42        Chairman     Since     Chairman   and   Chief    Executive       3                     None
Chief Executive Officer         and          6/96      Officer  of  Gardner   Lewis  Asset
The Chesapeake Funds            Chief                  Management,     L.P.     (Advisor);
285 Wilmington-West Chester     Executive              Chairman   and   Chief    Executive
Pike                            Officer                Officer  of  Gardner   Lewis  Asset
Chadds Ford, Pennsylvania       (Principal             Management,     Inc.    (investment
19317                           Executive              advisor)
                                Officer)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
*Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management, L.P., the investment advisor to the Fund.
------------------------------------------------------------------------------------------------------------------------------------

                                                               11

------------------------------------------------------------------------------------------------------------------------------------
                                                              Officers
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
John L. Lewis, IV, 41           President    Since     President  of Gardner  Lewis  Asset      n/a                     n/a
The Chesapeake Funds                         12/93     Management, L.P., since April 1990
285 Wilmington-West Chester
Pike
Chadds Ford, Pennsylvania
19317
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Tracey L. Hendricks, 37         Assistant    Assistant Vice    President    of   Financial      n/a                     n/a
                                Secretary    Secretary Reporting,  Tax,  Internal,  Audit,
                                and          since     and  Compliance  of The  Nottingham
                                Treasurer    12/04     Company   (Administrator   to   the
                                (Principal   and       Fund),   since  2004;   previously,
                                Financial    Treasurer Vice President of Special  Projects
                                Officer)     since     of  The  Nottingham   Company  from
                                             12/04     2001    and    Manager    of   Fund
                                                       Accounting from 1994.
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Julian G. Winters, 36           Secretary    Secretary Vice     President,      Compliance      n/a                     n/a
                                and          since     Administration of The Nottingham
                                Assistant    12/04;    Company, since 1998
                                Treasurer    Assistant
                                             Treasurer
                                             since
                                             12/02
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
William D. Zantzinger, 43       Vice         Since     Manager   of   Trading  of  Gardner      n/a                     n/a
The Chesapeake Funds            President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West Chester     and Chief
Pike                            Compliance
Chadds Ford, Pennsylvania       Officer
19317

------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------


Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and met once during the Fund's last fiscal year.

     Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. [[[to be updated 02/05]]] The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2004 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                   Investment Companies Overseen
                            Dollar Range of Equity Securities         By Trustee in Family of
     Name of Trustee                  in the Fund                     Investment Companies*
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
Jack E. Brinson                             ___                                ___
------------------------- ------------------------------------- -----------------------------------
Theo H. Pitt, Jr.                           ___                                ___
---------------------------------------------------------------------------------------------------
                                        Interested Trustee
------------------------- ------------------------------------- -----------------------------------
W. Whitfield Gardner                        ___                                ___
------------------------- ------------------------------------- -----------------------------------

     * Includes the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2004, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iii) overall expenses of the Fund; (iv) the financial condition of the Advisor and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2004.

----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                                                                                         Total
                                                            Pension or                                Compensation
                                       Aggregate        Retirement Benefits        Estimated          from the Fund
                                      Compensation          Accrued As              Annual             and Trust
              Name of                   from the           Part of Fund         Benefits Upon           Paid to
         Person, Position                 Fund               Expenses             Retirement           Trustees*
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                      Independent Trustees
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Jack E. Brinson, Trustee                 $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Theo H. Pitt, Jr., Trustee**             $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                       Interested Trustee
----------------------------------- ----------------- ----------------------- ------------------- --------------------
W. Whitfield Gardner, Trustee             None                 None                  None                 None
----------------------------------- ----------------- ----------------------- ------------------- --------------------

    *Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to this code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund must file Form N-PX with the SEC. Form N-PX states how an investment company for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request, without charge, by calling the Fund at 1-800-430-3863. This information is also available on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. [[[to be updated 02/05]]] As of February __, 2005, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) ___% of the then outstanding shares of the Fund. On the same date, the following shareholders owned of record 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of 2005.

     Name and Address of          Amount and Nature of
     Beneficial Owner             Beneficial Ownership*              Percent
     ----------------             ---------------------              -------

                                   ___________ Shares                ______%


                                   ___________ Shares                ______%


                                   ___________ Shares                ______%

                                   ___________ Shares                ______%

*The shares indicated are believed by the Fund to be owned both of record and beneficially.

Investment Advisor. Information about the Advisor and its duties and compensation as investment advisor to the Fund is contained in the Prospectus of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals and control persons of the Advisor through ownership. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

Monthly compensation of the Advisor with regards to the Fund, based upon the Fund's daily average net assets, is at the annual rate of 1.25%. For the fiscal years ended October 31, 2004, 2003, and 2002, the Advisor received $673,299, $711,719, and $1,364,500 for services to the Fund.

Portfolio Managers

     Compensation. The portfolio managers are principals of Gardner Lewis Asset Management and their compensation varies with the general success of Gardner Lewis Asset Management as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of Gardner Lewis Asset Management for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level.

     Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended October 31, 2004 stated as one of the following ranges:
None;   $1-$10,000;   $10,001-$50,000;   $50,001-$100,000;    $100,001-$500,000;
$500,001-$1,000,000; and over $1,000,000.

------------------------------------- ----------------------------------
                                           Dollar Range of Equity
                                                 Securities
     Name of Portfolio Manager                   in the Fund
------------------------------------- ----------------------------------
W. Whitfield Gardner                         [[To be Provided]]
------------------------------------- ----------------------------------
John L. Lewis, IV                            [[To be Provided]]
------------------------------------- ----------------------------------

     Other Accounts. In addition to the Fund, the portfolio managers (working as a team) are responsible for the day-to-day management of certain other accounts, as follows:

------------------- ----------------------------------- ---------------------------------- ----------------------------------
                             Registered Investment              Other Pooled Investment
                                 Companies                             Vehicles                      Other Accounts

                       Number of                           Number of                         Number of
     Name               Accounts         Total Assets       Accounts       Total Assets      Accounts        Total Assets
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
W. Whitfield              TBD             $_______            ___           $________            ____             $____
Gardner & John L.
Lewis, IV
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]                               $[XX]                              $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
Accounts where            TBD             $_______            __            $________             __             $______
compensation is
based upon
account
performance
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]               X               $[XX]             X                $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------

     Conflicts of Interests. Mr. Gardner's and Mr. Lewis's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include foundation, endowment, corporate pension, mutual fund and other pooled investment vehicles (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Gardner Lewis Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Gardner Lewis Asset Management believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

     Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, because the Fund seeks to track its benchmark based on published information about the benchmark index, much of this information is publicly available. Moreover, Gardner Lewis Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Investment Opportunities. Gardner Lewis provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Adviser may be compensated based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Adviser with regard to other client accounts where the Adviser is paid based on a percentage of assets in that the Adviser may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client accounts where they might share in investment gains. The Adviser has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm's investment strategy guidelines and individual client investment guidelines. When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

The Administrator performs the following services for the Fund: (i) procures on behalf of, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (ii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Fund's custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Compensation of the Administrator, based upon an annual base fee of $50,000 plus a fee based on the average daily net assets of the Fund, is at the following annual rates: 0.20% of the Fund's first $25 million of average daily net assets, 0.15% on the next $25 million, and 0.075% on average daily net assets over $50 million. For the fiscal years ended October 31, 2004, 2003, and 2002, the Fund paid administrative fees of $90,398, $92,703, and $131,870, respectively. The

Administrator also receives a monthly base fund accounting fee of $2,250 plus an annual asset based fee of 1 basis point for fund accounting and recordkeeping services for the Fund. For the fiscal years ended October 31, 2004, 2003, and 2002, the Administrator received $32,386, $32,694, and $37,916, respectively, for such services. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800 ($400 per month). The Administrator also charges the Trust for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses.

Transfer Agent. The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. As compensation for its services, the Transfer Agent receives a shareholder administration fee of $15.00 per shareholder per year with a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares. For the fiscal years ended October 31, 2004, 2003, and 2002, the Transfer Agent received $18,000, $18,000, and $18,000, respectively, for such services to the Fund.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal years ended October 31, 2004, 2003, and 2002, the aggregate dollar amount of sales charges paid on the sale of Fund shares was $0, $295, and $61, respectively, from which the Distributor retained $0, $15, and $4, respectively.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves as the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value per share is calculated for purchases and redemption of shares of the Fund by dividing the value of total Fund assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is determined at the time regular trading closes on the NYSE open for regular trading (currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier). The Fund's net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Sales Charges. The public offering price of shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

------------------------------------- ------------------------- ------------------------- -----------------------------------
                                                                                              Sales Dealers Discounts and
  Amount of Transaction At Public        Charge As % of Net       Sales Charge As % of       Brokerage Commissions as % of
         Offering Price                   Amount Invested        Public Offering Price           Public Offering Price
------------------------------------- ------------------------- ------------------------- -----------------------------------
         Less than $50,000                     3.09%                     3.00%                          2.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------
   $50,000 but less than $250,000              2.04%                     2.00%                          1.80%
------------------------------------- ------------------------- ------------------------- -----------------------------------
          $250,000 or more                     1.01%                     1.00%                          0.90%
------------------------------------- ------------------------- ------------------------- -----------------------------------

From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.

The dealer discounts and brokerage commissions schedule above applies to all dealers who have agreements with the Distributor. The Distributor, at its expense, may also provide additional compensation to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by the Fund or its shareholders.

Redemptions. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practical for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the possible charge for wiring redemption proceeds.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, shareholder certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $50,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders' personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included on the Fund Shares Application, enclosed in the Prospectus, or are available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Investing in the Fund - Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60-days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                      The Chesapeake Aggressive Growth Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors which the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Investing in the Fund - Purchase and Redemption Price" in the Prospectus. Transactions involving the issuance of shares in the Fund for securities in lieu of cash will be limited to acquisitions of securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: (i) meet the investment objective and policies of the Fund; (ii) are acquired for investment and not for resale; (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the NYSE, or NASDAQ.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Reduced Sales Charges

     Concurrent Purchases. For purposes of qualifying for a lower sales charge investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a similar sales charge at the total public offering price of $25,000, and purchases shares in the Fund at the total public offering price of $25,000, the sales charge would be that applicable to a $50,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

     Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (i) the total public offering price of the shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

     Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust affiliated with the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Fund's Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

     Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust affiliated with the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

     Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund and the Advisor, and to employees and principals of related organizations and their families, and certain parties related thereto, including clients and related accounts of the Advisor. Clients of investment advisors and financial planners may also purchase shares at net asset value if the investment advisor or financial planner has made arrangements to permit them to do so with the Distributor. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

Exchange Feature. Investors may exchange shares of the Fund for shares of any other comparable series of the Trust. Shares of the Fund may be exchanged at the net asset value plus the percentage difference between that series' sales charge and any sales charge previously paid in connection with the shares being exchanged. For example, if a 2% sales charge was paid on shares that are exchanged into a series with a 3% sales charge, there would be an additional sales charge of 1% on the exchange. Exchanges may only be made by investors in states where shares of the other series are qualified for sale. An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Investor Shares may not be exchanged for Institutional Shares.

A pattern of frequent exchange transactions may be deemed by the Advisor to be an abusive practice that is not in the best interests of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with prior notice. The Trustees also reserve the right to suspend or terminate, or amend the terms of, the exchange privilege upon prior written notice to the shareholders.

The Fund may enter into agreements with one or more brokers, including discount brokers and other brokers associated with investment programs, including mutual fund "supermarkets," pursuant to which such brokers may be authorized to accept on the Fund's behalf purchase and redemption orders that are in "good form." Such brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Under such circumstances, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Such orders will be priced at the Fund's net asset value next determined after they are accepted by an authorized broker or the broker's designee.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will publicly disclose a complete schedule of the Fund's portfolio holdings, as reported on a quarterly basis. This information is generally available within 60 days after the Fund's fiscal quarter end and will remain accessible until the posting of the next fiscal quarter's portfolio holdings report. You may obtain a copy of these quarterly portfolio holdings reports by calling the Fund at 1-800-430-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund's Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. In addition, the second and fourth fiscal quarter portfolio holdings report will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Fund may share non-public portfolio holdings information with its service providers, such as the Fund's investment advisor, accountants, administrator, custodian, pricing services, proxy voting services and other providers of service to the Fund, such as the Fund's counsel, who require access to such information in order to fulfill their contractual duties to the Fund. The Fund may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by law, to the certain mutual fund analysts and rating and tracking entities, such as Morningstar, Inc., Lipper Analytical Services, Inc. and similar type organizations, to other third parties if the Advisor believes the Fund has a legitimate business purpose for doing so and to such other parties as the Trustees may instruct or authorize.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return (before taxes) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions and redemption of shares) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 were (8.76)%, (3.79)%, and 3.80%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes of the Fund for those same periods were (5.94)%, (3.20)%, and 4.12%, respectively. The cumulative total return before taxes of the Fund for the ten-year period ended October 31, 2004 was 45.24%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes of the Fund for the ten-year period ended October 31, 2004 was 49.73%. The average annual total returns after taxes on distributions of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 were (8.76)%, (5.38)%, and 2.01%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions of the Fund for those same periods were (5.94)%, (4.80)%, and 2.23%, respectively. The cumulative total return after taxes on distributions of the Fund for the ten-year period ended October 31, 2004 was 22.02%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions of the Fund for the ten-year period ended October 31, 2004 was 25.79%. The average annual total returns after taxes on distributions and sale of shares of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 were (5.69)%, (3.61)%, and 2.63%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares of the Fund for those same periods were (3.86)%, (3.13)%, and 2.91%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Fund for the ten-year period ended October 31, 2004 was 29.67%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of fund shares of the Fund for the ten-year period ended October 31, 2004 was 33.22%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index which is generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of smaller capitalization companies that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended October 31, 2004, including the financial highlights appearing in the Fund's Annual Report to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
------------------

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings
-----------------

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation
     o f credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                         GARDNER LEWIS INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Gardner Lewis Investment Trust ("Trust") and each of its series of shares, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund and The Chesapeake Core Growth Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that Gardner Lewis Asset Management L.P. ("Advisor"), as the Funds' investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (i)  to make the proxy voting decisions for each Fund; and
     (ii) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)   The name of the issuer of the portfolio security;
          (ii)  The exchange  ticker  symbol  of  the  portfolio   security  (if
                available through reasonably practicable means);
          (iii) The Council  on  Uniform  Security   Identification   Procedures
                ("CUSIP")  number  for  the  portfolio  security  (if  available through reasonably practicable means);
          (iv)  The shareholder  meeting date;
          (v)   A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii) Whether the Fund cast its vote on the matter;
          (viii)How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)  Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)  A copy of this Policy;
          (ii) Proxy statements received regarding each Fund's securities;
          (iii)Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 1st day of July, 2003.

                         GARDNER LEWIS ASSET MANAGEMENT

                               PROXY VOTING POLICY


It is the intent of Gardner Lewis Asset Management ("Gardner Lewis") to vote proxies in the best interests of the firm's clients. In order to facilitate this proxy voting process, Gardner Lewis receives proxy voting and corporate governance advice from Institutional Shareholder Services ("ISS") to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. Corporate actions are monitored by Gardner Lewis' operations and research staff through information received from ISS regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting the advisor directly. Investors in the Chesapeake Family of Funds (individually "Fund" or collectively "Funds") may request a copy of this policy or the Fund's proxy voting record upon request, without charge, by calling the Fund at 1-800-430-3863, by reviewing the Fund's website, if applicable, or by reviewing filings available on the SEC's website at http://www.sec.gov.


I.   INSTITUTIONAL SHAREHOLDER SERVICES (ISS)

ISS is an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. Gardner Lewis utilizes the ISS Standard Policy. These services, provided to Gardner Lewis, include in-depth research, analysis, and voting recommendations. In the vast majority of circumstances proxy issues are voted in accordance with ISS recommendations.

Gardner Lewis has also appointed a group of senior level employees to act as a Proxy Committee ("Proxy Committee"). In those circumstances where the Portfolio Manager or Analyst who covers a security for Gardner Lewis determines that they wish to vote contrary to ISS's recommendations, the Proxy Committee reviews the issue and makes the final decision regarding how shares will be voted. In evaluating issues, the Proxy Committee may consider information from ISS, the Analyst/Portfolio Manager, the management of the subject company, and shareholder groups.


II.  CONFLICTS OF INTEREST

As stated above, the Proxy Committee reviews all of those issues where Gardner Lewis' internal research staff believes that proxies should be voted contrary to ISS guidelines. The Proxy Committee's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The Proxy Committee examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with ISS's recommendation. In the event ISS is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the Proxy Committee will defer the decision to the Fund's Proxy Voting Committee, which is made up of independent trustees. Decisions made by the Fund's Proxy Voting Committee will be used to vote proxies for other Gardner Lewis clients holding the same security. For securities not held by a Fund, if ISS is unable to make a recommendation then Gardner Lewis's internal Proxy Committee will direct the voting of such shares.


III. VOTING PROCEDURES

The physical voting process and recordkeeping of votes is carried out by Gardner Lewis Operations Staff at both the broader company and individual account levels through the Automatic Data Processing, Inc. (ADP) Proxy Edge System.

Gardner Lewis votes most proxies for clients where voting authority has been given to the advisor by the client. However, in some circumstances the advisor may decide not to vote some proxies if they determine that voting such proxies is not in the client's best interests. For example: the advisor may choose not to vote routine matters if shares would need to be recalled in a stock loan program. Gardner Lewis will not vote:

     1) when the shares are sold after the record date but before the meeting date,

     2) proxies for legacy securities held in a new client account previously managed by another manager that the advisor intends to sell,
     3) proxies for securities held in an unsupervised portion of a client's account,
     4) proxies that are subject to blocking restrictions, proxies that require the advisor to travel overseas in order to vote, or
     5)   proxies that are written in a language other than English.


IV.  RECORD RETENTION

Gardner Lewis retains records relating to:
     1)   Proxy voting policies and procedures
     2) Proxy statements received for client securities (The advisor may rely on filings made on Edgar or its voting service to maintain this record)
     3)   Records of votes cast on behalf of clients
     4)   Records of client requests for proxy voting info
     5) Documents prepared by the advisor that were material to making a proxy voting decision or memorialized the basis for the decisions.

All such records will be maintained as required by applicable laws and regulations.


V.   VOTING GUIDELINES

Attached is the current ISS Proxy Voting Guidelines Summary that provides general voting parameters on various types of issues when there are no extenuating circumstances. As discussed above, in the vast majority of circumstances proxy issues will be voted in accordance with ISS recommendations.

Gardner Lewis reserves the right to amend and revise this policy without notice at any time.


This policy is dated June 30, 2003.

                                   Appendix D
                                ISS Proxy Voting
                               Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
     o An auditor has a financial interest in or association with the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.


2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:
     o Attend less than 75 percent of the board and committee meetings without a valid excuse
     o    Implement or renew a dead-hand or modified dead-hand poison pill
     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
     o Failed to act on takeover offers where the majority of the shareholders tendered their shares
     o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
     o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
     o Are audit committee members and the non -audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.
     o Are inside directors or affiliated outside directors and the full board is less than majority independent
     o    Sit on more than six public company boards

Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification  of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
     o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     o    Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
     o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).
     o    Two-thirds independent board
     o    All-independent key committees
     o    Established governance guidelines

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record
o    Background to the proxy contest
o    Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
     o    Purchase price
     o    Fairness opinion
     o    Financial and strategic benefits
     o    How the deal was negotiated
     o    Conflicts of interest
     o    Other alternatives for the business
     o    Noncompletion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Impact on the balance sheet/working capital
     o    Potential elimination of diseconomies
     o    Anticipated  financial  and operating  benefits
     o    Anticipated use of funds
     o    Value received for the asset
     o    Fairness opinion
     o    How the deal was negotiated
     o    Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged BankruptcyPlans/Reverse Leveraged Buyouts/Wrap Plans Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    Dilution to existing shareholders' position
     o    Terms of the offer
     o    Financial issues
     o    Management's efforts to pursue other alternatives
     o    Control issues
     o    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    The reasons for the change
     o    Any financial or tax benefits
     o    Regulatory benefits
     o    Increases in capital structure
     o    Changes to the articles of incorporation or bylaws of the company.
     o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
     o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
     o    Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
     o Prospects of the combined company, anticipated financial and operating benefits
     o    Offer price
     o    Fairness opinion
     o    How the deal was negotiated
     o    Changes in corporate governance
     o    Change in the capital structure
     o    Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs
Votes on spinoffs  should be considered on a CASE-BY-CASE  basis depending on:
     o    Tax and regulatory advantages
     o    Planned use of the sale proceeds
     o    Valuation of spinoff
     o    Fairness opinion

     o    Benefits to the parent company
     o    Conflicts of interest
     o    Managerial incentives
     o    Corporate governance changes
     o    Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions
Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions
Vote FOR proposals to opt out of state freezeout provisions.

Greenmail
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote  AGAINST   proposals   that  ask  the  board  to  consider   nonshareholder
constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
     o It is intended for financing purposes with minimal or no dilution to current shareholders
     o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes  on   proposals   to   implement  a  reverse   stock  split  that  do  not
proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:
     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
     o    Cash compensation, and
     o    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE BY- CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee  stock  purchase  plans where all of the  following  apply:
     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST  employee stock purchase plans where any of the following  apply:
     o    Purchase price is less than 85 percent of fair market value, or
     o    Offering period is greater than 27 months, or
     o The number of shares allocated to the plan is more than ten percent of the outstanding shares

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance  goals to existing  compensation  plans to
comply  with  the   provisions  of  Section   162(m)  unless  they  are  clearly
inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
     o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance based or all awards to top executives must be a particular type, such as indexed options)
     o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
     o The parachute should be less attractive than an ongoing employment opportunity with the firm
     o    The triggering mechanism should be beyond the control of management
     o The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety
---------------------------------

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
     o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
     o The availability and feasibility of alternatives to animal testing to ensure product safety, and
     o    The degree that competitors are using animal-free testing.
     o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
     o The company has already published a set of animal welfare standards and monitors compliance
     o The company's standards are comparable to or better than those of peer firms, and
     o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
     o    Whether the proposal focuses on a specific drug and region
     o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
     o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
     o    Whether the company already limits price increases of its products
     o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries
     o    The extent that peer companies implement price restraints

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure
     o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs
     o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure
     o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:
     o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees
     o The company's existing healthcare policies, including benefits and healthcare access for local workers
     o    Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:
     o The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations
     o The company's initiatives in this regard compared to those of peer companies

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
     o Whether the company has adequately disclosed the financial risks of its subprime business
     o Whether the company has been subject to violations of lending laws or serious lending controversies
     o    Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:
     o    Whether the company complies with all local ordinances and regulations
     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
     o    The risk of any health-related liabilities.
Advertising to youth:
     o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
     o    Whether  the  company  has  gone  as  far  as  peers  in   restricting
          advertising
     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
     o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:
     o    The percentage of the company's business affected
     o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
     o    Spinoff tobacco-related businesses:
     o    The percentage of the company's business affected
     o    The feasibility of a spinoff
     o    Potential  future   liabilities   related  to  the  company's  tobacco
          business.
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities. Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Environment and Energy
----------------------

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
     o    Whether there are publicly available environmental impact reports;
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
     o    The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote  CASE-BY-CASE  on  proposals  to adopt the CERES  Principles,  taking  into account:
     o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
     o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
     o Environmentally conscious practices of peer companies, including endorsement of CERES
     o    Costs of membership and implementation.

Environmental-Economic Risk Report
Vote CASE-by-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:
     o    Approximate costs of complying with current or proposed  environmental laws
     o Steps company is taking to reduce greenhouse gasses or other environmental pollutants
     o    Measurements of the company's emissions levels
     o Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
     o    The company's level of disclosure lags that of its competitors, or
     o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
     o    The nature of the company's business and the percentage affected
     o    The extent that peer companies are recycling
     o    The timetable prescribed by the proposal
     o    The costs and methods of implementation
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
     o    The nature of the company's business and the percentage affected
     o The extent that peer companies are switching from fossil fuels to cleaner sources

     o    The timetable and specific action prescribed by the proposal
     o    The costs of  implementation
     o    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

Sustainability Report
Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:
     o A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
     o A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:
     o The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
     o The company has publicly committed to using the GRI format by a specific date

General Corporate Issues
------------------------

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
     o    The relevance of the issue to be linked to pay
     o The degree that social performance is already included in the company's pay structure and disclosed
     o The degree that social performance is used by peer companies in setting pay
     o Violations or complaints filed against the company relating to the particular social performance measure
     o Artificial limits sought by the proposal, such as freezing or capping executive pay
     o    Independence of the compensation committee
     o    Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
     o The company is in compliance with laws governing corporate political activities, and
     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
     o There are serious controversies surrounding the company's China operations, and
     o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
     o    The nature and amount of company business in that country
     o    The company's workplace code of conduct
     o    Proprietary and confidential information involved
     o    Company compliance with U.S. regulations on investing in the country
     o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
     o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
     o    Agreements with foreign suppliers to meet certain workplace standards
     o    Whether company and vendor facilities are monitored and how
     o    Company participation in fair labor organizations
     o    Type of business
     o    Proportion of business conducted overseas
     o    Countries of operation with known human rights abuses
     o Whether the company has been recently involved in significant labor and human rights controversies or violations
     o    Peer company standards and practices
     o    Union presence in company's international factories
     o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
     o    The  company  does not operate in  countries  with  significant  human
          rights   violations
     o    The company has no recent human rights controversies or violations, or
     o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
     o    Company  compliance  with or violations of the Fair  Employment Act of
          1989
     o Company antidiscrimination policies that already exceed the legal requirements
     o    The cost and feasibility of adopting all nine principles
     o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
     o    The potential for charges of reverse discrimination
     o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
     o    The level of the company's investment in Northern Ireland
     o    The number of company employees in Northern Ireland
     o    The degree that industry peers have adopted the MacBride Principles
     o    Applicable   state  and  municipal  laws  that  limit  contracts  with
          companies that have not adopted the MacBride Principles.

Military Business
-----------------

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     o    Whether the company has in the past manufactured landmine components
     o    Whether the company's peers have renounced future production
     o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
     o    What weapons classifications the proponent views as cluster bombs
     o Whether the company currently or in the past has manufactured cluster bombs or their components
     o    The percentage of revenue derived from cluster bomb manufacture
     o    Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (Iran)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:
     o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption
     o    Compliance with U.S. sanctions and laws

Spaced-Based Weaponization
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization  unless:
     o    The information is already publicly available or
     o    The disclosures sought could compromise proprietary information.

Workplace Diversity
-------------------

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
     o The board composition is reasonably inclusive in relation to companies of similar size and business or
     o The board already reports on its nominating procedures and diversity initiatives.
     o Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
     o    The degree of board diversity
     o    Comparison with peer companies
     o    Established process for improving board diversity
     o    Existence of independent  nominating committee
     o    Use of outside search firm
     o    History of EEO violations.

Equal Employment Opportunity (EEO)
Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:
     o    The company has well-documented equal opportunity programs

     o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
     o    The composition of senior management and the board is fairly inclusive
     o The company has well-documented programs addressing diversity initiatives and leadership development
     o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

Election of Directors
Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
     o    Attend less than 75 percent of the board and committee meetings
     o Without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.
     o In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
     o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
     o    Are interested directors and sit on the audit or nominating committee;
          or
     o    Are interested directors and the full board serves as the audit or
     o Nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests
Votes  on  proxy  contests  should  be  determined  on  a  CASE-BY-CASE   basis,
considering the following  factors:
     o    Past performance relative to its peers o Market in which fund invests
     o    Measures taken by the board to address the issues
     o Past shareholder activism, board activity, and votes on related proposals
     o    Strategy of the incumbents versus the dissidents

     o    Independence of directors
     o    Experience and skills of director candidates
     o    Governance profile of the company
     o    Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Proposed and current fee schedules
     o    Fund category/investment objective
     o    Performance  benchmarks
     o    Share price performance as compared with peers
     o    Resulting fees relative to peers
     o    Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 Act Policies
Votes on 1940  Act  policies  should  be  determined  on a  CASE-BY-CASE  basis,
considering  the  following  factors:  potential   competitiveness;   regulatory
developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction
Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

Change in Fund's Subclassification
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    The degree of change implied by the proposal

     o    The efficiencies that could result
     o    The state of incorporation
     o    Regulatory standards and implications

Vote AGAINST any of the following changes:
     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
     o Removal of shareholder approval requirement for amendments to the new declaration of trust
     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
     o Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Authorizing  the Board to Hire and  Terminate  Subadvisors  Without  Shareholder
Approval  Vote  AGAINST  proposals   authorizing  the  board  to  hire/terminate
subadvisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Aggressive Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------



[BAR CHART HERE]

COMMON STOCKS - 97.13%

  Apparel Manufacturing - 5.01%                                       1,866,550
  Commercial Services - 1.67%                                           623,598
  Computer Software & Services - 11.71%                               4,362,433
  Computers - 1.58%                                                     587,340
  Cosmetics & Personal - 1.48%                                          551,190
  Electric - 2.12%                                                      791,560
  Electrical Components & Equipment - 1.79%                             666,900
  Electronics - Semiconductor - 8.49%                                 3,165,870
  Energy - 3.86%                                                      1,437,160
  Engineering & Construction - 1.52%                                    564,804
  Entertainment - 1.90%                                                 709,530
  Financial - Consumer Credit - 1.76%                                   655,720
  Financial - Non-Banks - 1.60%                                         597,335
  Healthcare - Services - 3.37%                                       1,254,249
  Homebuilders - 1.37%                                                  509,950
  Insurance - Life & Health - 1.15%                                     428,400
  Internet - 5.10%                                                    1,900,360
  Machinery - Diversified - 1.29%                                       481,127
  Media - 1.75%                                                         651,176
  Medical - Biotechnology - 1.38%                                       514,755
  Medical - Hospital Management & Services - 1.33%                      496,027
  Medical Supplies - 4.37%                                            1,629,497
  Oil & Gas - 4.77%                                                   1,777,760
  Packaging & Containers - 2.44%                                        908,000
  Pharmaceuticals - 3.94%                                             1,467,538
  Retail - 2.56%                                                        955,185
  Retail - Apparel - 3.06%                                            1,141,023
  Retail - Specialty Line - 3.40%                                     1,265,315
  Savings & Loans - 1.27%                                               475,200
  Telecommunications Equipment - 10.09%                               3,762,258
  Investment Company - 3.26%                                          1,214,106

      Liabilities in Excess of Other Assets - (0.39)%                 (143,259)
      Net Assets                                                     37,268,657

                                                               December 10, 2004


2004 FISCAL YEAR COMMENTARY


CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.


PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings.^1

    ------------------------------------ -------------- --------------
                 Economic                    Fund           Fund
                  Sector                  10/31/2003     10/31/2004
    ------------------------------------ -------------- --------------
    Consumer Discretionary                         19%            20%
    Consumer Staples                                2%             1%
    Energy                                          4%             5%
    Financials                                      3%             6%
    Health Care                                    22%            14%
    Industrials                                     7%             8%
    Information Technology                         36%            36%
    Materials                                       5%             5%
    Telecom Services                                0%             1%
    Utilities                                       1%             2%
    Cash                                            1%             3%
    ------------------------------------ -------------- --------------
       Total                                      100%           100%
    ------------------------------------ -------------- --------------

_______________________
^1 For sector  classifications,  the Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Sector weights in the Fund were principally unchanged during the fiscal year, with the exception of Health Care where exposure declined from approximately 22% to 14%. Holdings were reduced broadly throughout that sector, particularly in the Biotechnology and Equipment areas.

In our recent quarterly letters we have highlighted the fact that the Fund's Technology positions dragged its performance during the latter part of 2004. The sell-off in smaller cap Technology companies was particularly intense in July and August, and accounted for the Fund's losses in the most recent calendar quarter. Investor tone with regard to Technology improved markedly in September and October, allowing many of the Fund's Technology related positions to rebound and allowing the Fund to finish the fiscal year on a positive note. While losses in Technology caused the Fund to suffer overall losses for the fiscal year, performance outside of Technology was encouraging. Outside of its Technology related positions, the Fund was nicely positive and outpaced the smaller cap growth universe in performance by a solid margin.

Materials, Energy, and Consumer Discretionary were the most important contributors to Fund profits during the fiscal year. Profits in Materials came from outsized appreciation in the Consul Energy and Crown Holdings positions. The Fund's Energy positions were up over 60% in aggregate, with seven out of the Fund's eight Energy related positions delivering profits. Profits in Consumer Discretionary were broadly based, though Consumer Durables and Media were the best performing segments within that sector.

The Fund's most important individual contributors to profits this fiscal year included: Cognizant Technology Solutions (computer services), Consol Energy
(coal), Activision (entertainment software), Epicor Software (enterprise software), and American Medical Systems (medical products). Notable detractors included LTX Corp. (semiconductor), Casual Male Retail Group (apparel), Wet Seal (apparel), Conexant Systems (semiconductors), and Tripath Technology (semiconductors).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies.

While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
___________________________                     ___________________________
W. Whitfield Gardner                            John L. Lewis, IV


































          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                     Performance Update - $25,000 Investment

            For the period from October 31, 1994 to October 31, 2004

[Line Graph Here

--------------------------------------------------------------------------------
                  The Chesapeake            S&P 500 Total          Russell
              Aggressive Growth Fund        Return Index         2000 Index
--------------------------------------------------------------------------------
  10/31/1994          $25,000                 $25,000             $25,000
   4/30/1995           26,019                  26,093              27,617
  10/31/1995           33,000                  29,238              31,610
   4/30/1996           34,469                  34,633              35,961
  10/31/1996           31,564                  34,134              39,227
   4/30/1997           32,139                  34,654              44,999
  10/31/1997           41,748                  44,065              51,823
   4/30/1998           44,521                  49,413              63,479
  10/31/1998           31,792                  38,938              63,220
   4/30/1999           36,500                  44,875              77,332
  10/31/1999           42,718                  44,755              79,448
   4/30/2000           59,163                  53,198              85,164
  10/31/2000           52,106                  52,636              84,287
   4/30/2001           45,298                  51,732              74,117
  10/31/2001           34,398                  46,036              63,296
   4/30/2002           38,834                  55,268              64,758
  10/31/2002           27,838                  40,715              53,735
   4/30/2003           28,901                  43,795              56,141
  10/31/2003           38,601                  58,376              64,912
   4/30/2004           37,140                  62,203              68,984
  10/31/2004           36,309                  65,259              71,028


This graph depicts the performance of The Chesapeake Aggressive Growth Fund (the "Fund") versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

-------------------------------- --------------- -------------- ---------------

                                     One Year      Five Years      Ten Years
-------------------------------- --------------- -------------- ---------------
         No Sales Load               (5.94)%         (3.20)%         4.12 %
-------------------------------- --------------- -------------- ---------------
    3.00% Maximum Sales Load         (8.76)%         (3.79)%         3.80 %
-------------------------------- --------------- -------------- ---------------


>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00% for the Fund) at October 31, 1994. All dividends and distributions are reinvested.

>>   At October 31, 2004,  the value of the Fund would have increased to $36,309
     - a cumulative total investment return of 45.24% since October 31, 1994. Without the deduction of the 3.00% maximum sales load, the value of the Fund would have increased to $37,432 - a cumulative total investment return of 49.73% since October 31, 1994. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $71,028 - a cumulative total investment return of 184.11% since October 31, 1994; while the value of a similar investment in the Russell 2000 Index would have increased to $65,259 - a cumulative total investment return of 161.04% since October 31, 1994.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.13%

Apparel Manufacturing - 5.01%
  (a)Deckers Outdoor Corp. .......................................................                 24,500              $    927,570
     Jones Apparel Group, Inc. ...................................................                 26,600                   938,980
                                                                                                                       ------------
                                                                                                                          1,866,550
                                                                                                                       ------------
Commercial Services - 1.67%
  (a)Laureate Education Inc. .....................................................                 15,900                   623,598
                                                                                                                       ------------

Computer Software & Services - 11.71%
  (a)Activision, Inc .............................................................                 40,100                   580,648
  (a)Chordiant Software Inc. .....................................................                173,600                   427,056
  (a)Cognizant Technology Solutions Corporation ..................................                 35,600                 1,210,400
  (a)Epicor Software Corporation .................................................                 66,300                 1,019,031
  (a)OpenTV Corporation ..........................................................                197,700                   636,594
  (a)Radisys Corp. ...............................................................                 36,800                   488,704
                                                                                                                       ------------
                                                                                                                          4,362,433
                                                                                                                        ------------
Computers - 1.58%
  (a)Extreme Networks ............................................................                100,400                   587,340
                                                                                                                       ------------

Cosmetics & Personal - 1.48%
     Nu Skin Enterprises, Inc. ...................................................                 28,500                   551,190
                                                                                                                       ------------

Electric - 2.12%
  (a)Reliant Energy Inc. .........................................................                 77,000                   791,560
                                                                                                                       ------------

Electrical Components & Equipment - 1.79%
  (a)Power-One Inc. ..............................................................                 95,000                   666,900
                                                                                                                       ------------

Electronics - Semiconductor - 8.49%
  (a)Axcelis Technologies Inc. ...................................................                 55,300                   475,580
  (a)FSI International Inc. ......................................................                 75,300                   351,274
  (a)Integrated Device Technology Inc. ...........................................                 12,000                   141,120
  (a)LTX Corporation .............................................................                102,900                   668,850
  (a)PowerDsine Ltd. .............................................................                 57,600                   741,312
  (a)Rudolph Technologies Inc. ...................................................                 25,800                   389,064
  (a)Silicon Image, Inc. .........................................................                 29,100                   398,670
                                                                                                                       ------------
                                                                                                                          3,165,870
                                                                                                                       ------------
Energy - 3.86%
     CONSOL Energy Inc. ..........................................................                 27,700                   980,580
  (a)Quantum FuelSystems Technologies Worldwide Inc. .............................                 61,700                   456,580
                                                                                                                       ------------
                                                                                                                          1,437,160
                                                                                                                       ------------
Engineering & Construction - 1.52%
     Infrasource Services Inc ....................................................                 54,100                   564,804
                                                                                                                       ------------

                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Entertainment - 1.90%
  (a)Scientific Games Corp. ......................................................                 33,500              $    709,530
                                                                                                                       ------------

Financial - Consumer Credit - 1.76%
  (a)AmeriCredit Corporation .....................................................                 33,800                   655,720
                                                                                                                       ------------

Financial - Non-Banks - 1.60%
     American Capital Strategies, Ltd. ...........................................                 19,300                   597,335
                                                                                                                       ------------

Healthcare - Services - 3.37%
  (a)American Healthways Inc. ....................................................                 21,600                   651,888
  (a)Centene Corp. ...............................................................                 12,700                   602,361
                                                                                                                       ------------
                                                                                                                          1,254,249
                                                                                                                       ------------
Homebuilders - 1.37%
     KB Home .....................................................................                  6,200                   509,950
                                                                                                                       ------------

Insurance - Life & Health - 1.15%
  (a)Quanta Capital Holdings Ltd. ................................................                 47,600                   428,400
                                                                                                                       ------------

Internet - 5.10%
  (a)Interwoven Inc. .............................................................                 76,200                   691,134
  (a)RADWARE Ltd. ................................................................                 30,300                   748,410
     Stamps.com Inc. .............................................................                 33,200                   460,816
                                                                                                                       ------------
                                                                                                                          1,900,360
                                                                                                                       ------------
Machinery - Diversified - 1.29%
     Briggs & Stratton Corp. .....................................................                  6,700                   481,127
                                                                                                                       ------------

Media - 1.75%
  (a)Central European Media Enterprises Ltd. .....................................                 18,400                   651,176
                                                                                                                       ------------

Medical - Biotechnology - 1.38%
  (a)Telik, Inc. .................................................................                 27,900                   514,755
                                                                                                                       ------------

Medical - Hospital Management & Services - 1.33%
  (a)LifePoint Hospitals, Inc. ...................................................                 15,300                   496,026
  (a)Medical Resources, Inc. .....................................................                  4,885                         1
                                                                                                                       ------------
                                                                                                                            496,027
                                                                                                                       ------------
Medical Supplies - 4.37%
  (a)American Medical Systems Holdings, Inc. .....................................                 10,900                   404,390
  (a)INAMED Corporation ..........................................................                 23,050                 1,225,107
                                                                                                                       ------------
                                                                                                                          1,629,497
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Oil & Gas - 4.77%
  (a)Forest Oil Corp. ..........................................................                   21,600              $    658,800
  (a)Meridian Resource Corp. ...................................................                   68,400                   550,620
     Range Resources Corp. .....................................................                   36,200                   568,340
                                                                                                                       ------------
                                                                                                                          1,777,760
                                                                                                                       ------------
Packaging & Containers - 2.44%
  (a)Crown Holdings, Inc. ......................................................                   80,000                   908,000
                                                                                                                       ------------

Pharmaceuticals - 3.94%
  (a)Axcan Pharma Inc. .........................................................                   30,100                   455,413
  (a)QLT Inc. ..................................................................                   22,300                   371,295
  (a)United Therapeutics Corp. .................................................                   20,500                   640,830
                                                                                                                       ------------
                                                                                                                          1,467,538
                                                                                                                       ------------
Retail - 2.56%
  (a)Charming Shoppes ..........................................................                   64,500                   492,135
  (a)Childrens Place ...........................................................                   15,000                   463,050
                                                                                                                       ------------
                                                                                                                            955,185
                                                                                                                       ------------
Retail - Apparel - 3.06%
  (a)AnnTaylor Stores Corporation ..............................................                   26,550                   596,313
  (a)Casual Male Retail Group, Inc. ............................................                  108,400                   544,710
                                                                                                                       ------------
                                                                                                                          1,141,023
                                                                                                                       ------------
Retail - Specialty Line - 3.40%
     Circuit City Stores - Circuit City Group ..................................                   43,300                   703,625
     PEP Boys - Manny Moe & Jack ...............................................                   39,500                   561,690
                                                                                                                       ------------
                                                                                                                          1,265,315
                                                                                                                       ------------
Savings & Loans - 1.27%
  (a)Franklin Bank Corp. .......................................................                   28,800                   475,200
                                                                                                                       ------------

Telecommunications Equipment - 10.09%
  (a)Arris Group Inc. ..........................................................                   19,200                   424,080
  (a)AudioCodes Ltd. ...........................................................                   23,600                   311,048
  (a)Foundry Networks Inc. .....................................................                   34,600                   419,698
  (a)NMS Communications Corp. ..................................................                   98,700                   430,826
  (a)Polycom Inc. ..............................................................                   25,600                   528,640
  (a)PTEK Holdings Inc. ........................................................                   47,400                   472,104
  (a)SafeNet Inc. ..............................................................                   21,400                   655,482
  (a)Sonus Networks, Inc. ......................................................                   88,200                   520,380
                                                                                                                       ------------
                                                                                                                          3,762,258
                                                                                                                       ------------


     Total Common Stocks (Cost $31,368,309) .............................................................                36,197,810
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 3.26%

      AIM Liquid Assets Portfolio - Institutional Class ........................                1,214,106              $  1,214,106
           (Cost $1,214,106)                                                                                           ------------


Total Value of Investments (Cost $32,582,415 (b)) ..............................                   100.39 %            $ 37,411,916
Liabilities in Excess of Other Assets ..........................................                    (0.39)%                (143,259)
                                                                                                 --------              ------------
      Net Assets ...............................................................                   100.00 %            $ 37,268,657
                                                                                                 ========              ============



      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $33,076,341. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:


           Aggregate gross unrealized appreciation .........................................                           $  7,257,985
           Aggregate gross unrealized depreciation .........................................                             (2,922,410)
                                                                                                                       ------------

                       Net unrealized appreciation .........................................                           $  4,335,575
                                                                                                                       ============






















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $32,582,415) ........................................................                $ 37,411,916
      Cash ............................................................................................                         124
      Income receivable ...............................................................................                         724
      Receivable for investments sold .................................................................                     432,965
      Other asset .....................................................................................                       2,604
                                                                                                                       ------------

           Total assets ...............................................................................                  37,848,333
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      31,572
      Payable for investment purchases ................................................................                     547,578
      Other liabilities ...............................................................................                         526
                                                                                                                       ------------

           Total liabilities ..........................................................................                     579,676
                                                                                                                       ------------

NET ASSETS
      (applicable to 3,401,249 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 37,268,657
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($37,268,657 / 3,401,249 shares) ................................................................                $      10.96
                                                                                                                       ============

MAXIMUM OFFERING PRICE PER SHARE
      (100 / 97 of $10.96) ............................................................................                $      11.30
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 33,356,489
      Accumulated net realized loss on investments ....................................................                    (917,333)
      Net unrealized appreciation on investments ......................................................                   4,829,501
                                                                                                                       ------------
                                                                                                                       $ 37,268,657
                                                                                                                       ============
















See accompanying notes to financial statements

                                             THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $    170,243
           Miscellaneous ................................................................................                       982
                                                                                                                       ------------

               Total income .............................................................................                   171,225
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                   673,299
           Fund administration fees (note 2) ............................................................                    90,398
           Custody fees (note 2) ........................................................................                    16,532
           Registration and filing administration fees (note 2) .........................................                     5,855
           Fund accounting fees (note 2) ................................................................                    32,386
           Audit and tax preparation fees ...............................................................                    25,627
           Legal fees ...................................................................................                     5,360
           Securities pricing fees ......................................................................                     6,391
           Shareholder recordkeeping fees (note 2) ......................................................                    18,000
           Shareholder administrative fees (note 2) .....................................................                    50,000
           Shareholder servicing expenses ...............................................................                     4,847
           Registration and filing expenses .............................................................                    11,582
           Printing expenses ............................................................................                       498
           Trustee fees and meeting expenses ............................................................                     8,100
           Other operating expenses .....................................................................                     7,806
                                                                                                                       ------------

               Total expenses ...........................................................................                   956,681

                    Less expense reimbursements (note 5) ................................................                   (21,133)
                                                                                                                       ------------

               Net expenses .............................................................................                   935,548
                                                                                                                       ------------

                    Net investment loss .................................................................                  (764,323)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 5,453,790
      Change in unrealized appreciation on investments ..................................................                (8,698,302)
                                                                                                                       ------------

           Net realized and unrealized loss on investments ..............................................                (3,244,512)
                                                                                                                       ------------

               Net decrease in net assets resulting from operations .....................................              $ (4,008,835)
                                                                                                                       ============






See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                       --------------------------------------------
                                                                                                    2004                  2003
                                                                                       --------------------------------------------
DECREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                   $   (764,323)          $   (745,698)
         Net realized gain from investment transactions .....................                      5,453,790                341,981
         Change in unrealized appreciation on investments ...................                     (8,698,302)            18,279,139
                                                                                                ------------           ------------

              Net (decrease) increase in net assets resulting from operations                     (4,008,835)            17,875,422
                                                                                                ------------           ------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a)                    (17,626,244)           (26,731,256)
                                                                                                ------------           ------------

                     Total decrease in net assets ...........................                    (21,635,079)            (8,855,834)

NET ASSETS

     Beginning of year ......................................................                     58,903,736             67,759,570
                                                                                                ------------           ------------

     End of year ............................................................                   $ 37,268,657           $ 58,903,736
                                                                                                ============           ============


(a) A summary of capital share activity follows:

                                                          --------------------------------------------------------------------------
                                                                        2004                                    2003
                                                              Shares             Value                 Shares           Value
                                                          --------------------------------------------------------------------------
Shares sold .......................................              73,813      $     836,588              486,449       $   4,313,043

Shares redeemed ...................................          (1,739,904)       (18,462,832)          (3,500,998)        (31,044,299)
                                                          -------------      -------------       --------------       -------------

     Net decrease .................................          (1,666,091)     $ (17,626,244)          (3,014,549)      $ (26,731,256)
                                                          =============      =============       ==============       =============














See accompanying notes to financial statements



                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  August 31 ,   August 31,
                                                          2004         2003        2002         2001 (a)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............     $   11.62    $    8.38    $   10.95    $   12.55    $   26.52    $  16.81

     (Loss) income from investment operations
         Net investment loss ......................         (0.22)       (0.15)       (0.17)       (0.02)       (0.17)      (0.34)
         Net realized and unrealized (loss) gain on
          investments .............................         (0.44)        3.39        (1.78)       (1.58)       (9.05)      10.72
                                                        ---------    ---------    ---------    ---------    ---------    --------

              Total from investment operations ....         (0.66)        3.24        (1.95)       (1.60)       (9.22)      10.38
                                                        ---------    ---------    ---------    ---------    ---------    --------

     Distributions to shareholders from
         Net realized gain from investment transactions      0.00         0.00        (0.62)        0.00        (4.75)      (0.67)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ...................      $   10.96    $   11.62    $    8.38    $   10.95    $   12.55    $  26.52
                                                        =========    =========    =========    =========    =========    ========

Total return (c) .................................          (5.94)%      38.66 %     (19.07)%     (12.75)%     (38.06)%     63.18 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
     Net assets, end of period (000's) ...........      $  37,269    $  58,904    $  67,760    $ 135,159    $ 162,311    $318,368
                                                        =========    =========    =========    =========    =========    ========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees       1.78 %       1.77 %       1.59 %       1.67 %(b)    1.48 %      1.42 %
         After expense reimbursements and waived fees        1.74 %       1.73 %       1.56 %       1.65 %(b)    1.47 %      1.40 %
     Ratio of net investment loss to average net assets
         Before expense reimbursements and waived fees      (1.46)%      (1.35)%      (1.28)%      (1.22)%(b)   (1.11)%     (1.24)%
         After expense reimbursements and waived fees       (1.42)%      (1.31)%      (1.25)%      (1.20)%(b)   (1.10)%     (1.23)%

     Portfolio turnover rate                                95.40 %      84.23 %      70.10 %      14.66 %      84.73 %     82.00 %

(a)  For the period September 1, 2001 to October 31, 2001 (note 1).
(b)  Annualized.
(c)  Total return does not reflect payment of sales charges.

See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Aggressive Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 4, 1993. The Fund changed its fiscal year-end from August 31 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from September 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Investment companies are valued at net asset value. Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $423,407 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $764,323 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.





                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $2,250 per month for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $50,000 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended October 31, 2004, the Distributor retained no sales charges.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.


                                                                    (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         Beginning            Ending
                                             Total     Account Value       Account Value    Expenses Paid
                                            Return    November 1, 2003   October 31, 2004  During Period*
                                            ------    ----------------   ----------------  --------------
Actual return of                            (5.94)%      $ 1,000.00          $   940.60        $ 16.88
Hypothetical return before expenses of       5.00 %      $ 1,000.00          $ 1,032.60        $ 17.68


  * Expenses are equal to the Fund's annualized expense ratio of 1.74% multiplied by the average account value over the period.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $50,617,032 and $69,167,601, respectively, for the year ended October 31, 2004.


NOTE 5 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $21,133 under these agreements.



                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                    Brinson   Chevrolet,    Inc.                         Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)

---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

December 22, 2004

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________



                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                           THE CHESAPEAKE GROWTH FUND

                                February 28, 2005

                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863







                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES....................................................  2
INVESTMENT LIMITATIONS.......................................................  4
PORTFOLIO TRANSACTIONS.......................................................  6
NET ASSET VALUE..............................................................  7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................  7
DESCRIPTION OF THE TRUST.....................................................  9
ADDITIONAL INFORMATION CONCERNING TAXES......................................  9
MANAGEMENT OF THE FUND....................................................... 11
SPECIAL SHAREHOLDER SERVICES..................................................18
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................20
ADDITIONAL INFORMATION ON PERFORMANCE.........................................21
FINANCIAL STATEMENTS..........................................................24
APPENDIX A - DESCRIPTION OF RATINGS...........................................25
APPENDIX B - PROXY VOTING POLICIES............................................29





This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses for The Chesapeake Growth Fund's ("Fund") Institutional Shares, Super-Institutional Shares, and the Class A Investor Shares, each dated the same date as this SAI, and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Reports may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for each class of shares ("Class") of the Fund. The Fund was organized on April 6, 1994 as a separate diversified series of the Gardner Lewis Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on October 2, 1992 as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Funding Agreements. The Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees

(each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored American Depository Receipts ("ADRs"). The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include ADRs or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets, except as otherwise permitted by SEC rules. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing, and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S.

government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest more than 10% of the value of its total assets in foreign securities or sponsored American Depository Receipts ("ADRs");

(4) Invest in the securities of any issuer if any of the officers or Trustees of the Trust or officers or directors of its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(5) Invest for the purpose of exercising control or management of another issuer;

(6) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration leases or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(8) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(9) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);

(12) Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets will be invested in such securities;

(13) Issue senior securities, borrow money or pledge its assets;

(14) Write, purchase, or sell puts, calls, warrants, or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and

(15) Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases of money market instruments by the Fund are made from dealers, underwriters, and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these policies and procedures, in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to insure that the selection is based on the quality of the broker-dealer's execution and not its sales efforts. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2004, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poor's Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $33,958 and $10,783, respectively, in brokerage commissions from the Fund and paid $11,539 and $8,602, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Trustees have reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, the Trustees review the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker during the last three fiscal years. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Fund paid brokerage commissions of $133,536, $544,656, and $727,945, respectively. The decreases in brokerage commissions paid for the fiscal years ended October 31, 2004 and 2003 from the prior fiscal year was primarily due to decreased trading resulting from market conditions and a decrease in the Fund's total assets.


                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Class A Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Trust's Amended and Restated
Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The net asset value per share of each Class of the Fund is determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on days when the NYSE closes earlier. The net asset value per share of each Class of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day,
Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value per share of each Class of the Fund will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2004, the total expenses of the Fund (after expense reductions of $20,141 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $544,434 (1.70% and 1.95% of the average daily net assets of the Fund's Institutional Shares and Class A Investor Shares, respectively). For the fiscal year ended October 31, 2003, the total expenses of the Fund (after expense reductions of $85,629 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,299,414 (1.25% and 2.16% of the average daily net assets of the Fund's Institutional Shares and Class A Investor Shares, respectively). The Fund's Super-Institutional Shares Class was liquidated on September 17, 2003 and has not been in operation since that date. For the fiscal year ended October 31, 2002, the total expenses of the Fund (after expense reductions of $100,043 paid by brokers pursuant to brokerage/service arrangements with the Fund) were $1,927,255 (1.04%, 1.20%, and 1.87% of the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge generally for the Class A Investor Shares.

The net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

Capital Investment Group, Inc. ("Distributor") receives the sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Class A Investor Shares, along with the information on current purchases, rights of accumulation, and letters of intent. See "Investing in the Fund" in the Class A Investor Shares Prospectus.

The Fund reserves the right in its sole discretion (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders; and
(iii) to reduce or to waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution ("Plan") for the Class A Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Investing in the Fund - Distribution of the Fund's Shares" section in the Class A Investor Shares Prospectus). Under the Plan, the Fund may expend a percentage of the Class A Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Class A Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plan is 0.25% of the average net assets of the Class A Investor Shares. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the distribution agreement with the Distributor ("Distribution Agreement") have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund. The Trustees have made such a determination for the current year of operations under the Plan. The Plan, the Distribution Agreement, and any dealer agreement with any broker/dealers (each, a "dealer agreement") may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the Class A Investor Shares' outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Class A Investor Shares' outstanding voting stock, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Fund incurred $19,393, $20,431, and $32,134, respectively, for costs incurred in connection with the Plan for the Class A Investor Shares. For the fiscal year ended October 31, 2004, these costs incurred in connection with the Plan for the Class A Investor Shares were attributed primarily to the compensation of sales personnel for the sale of Class A Investor Shares and servicing of shareholder accounts of this class of shares, with a small portion spent on miscellaneous costs incurred in connection with distribution of the Fund's Class A Investor Shares.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; or (iv) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectuses under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectuses from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on October 2, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Aggressive Growth Fund, and The Chesapeake Core Growth Fund (collectively, the "Chesapeake Funds"), all managed by the Advisor. The shares of The Chesapeake Aggressive Growth Fund and the Chesapeake Core Growth Fund are all of one class; the shares of the Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). On September 17, 2003, all outstanding shares of the Super-Institutional Shares were redeemed and that particular Class of shares is currently not in operation. Prior to April 26, 2000, the Fund also offered Class C Investor Shares and Class D Investor Shares. On April 26, 2000, all Class C and Class D Investor Shares were converted into Class A Investor Shares. The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectuses or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectuses and this SAI, shares of the Fund will be fully paid and non-assessable.

The Trust's Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the

Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

------------------------------- ------------ -------- ------------------------------------- ------------- --------------------------
                                                                                              Number of
                                                                                              Portfolios
                                              Length                                          in Fund
                                Position(s)     of                                             Complex
        Name, Age,              held with     Time            Principal Occupation(s)        Overseen by       Other Directorships
       and Address              Fund/Trust     Served            During Past 5 Years           Trustee           Held by Trustee
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                        Independent Trustees
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Jack E. Brinson, 72             Trustee      Since     Retired;  Previously,  President of       3       Mr. Brinson  serves  as  an
                                             8/92      Brinson  Investment  Co.  (personal               Independent Trustee  of the
                                                       investments)  and President    of                 following:  The  Nottingham
                                                       Brinson Chevrolet,   Inc.                         InvestmentTrust  II for the
                                                       (auto dealership)                                 six  series of  that trust;
                                                                                                         New  Providence  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust; Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of  that
                                                                                                         trust; de Leon  Funds Trust
                                                                                                         for the one  series of that
                                                                                                         trust;        MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series of  that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that  trust; Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one  series  of that trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the  two series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Theo H. Pitt, Jr., 68           Trustee      Since     Senior    Partner   of    Community       3       Mr.  Pitt  serves  as   an
                                             4/02      Financial Institutions  Consulting,               Independent Trustee of the
                                                       since 1997;  Account  Administrator               following:  de  Leon  Funds
                                                       of Holden Wealth  Management  Group               Trust for the one series of
                                                       of   Wachovia   Securities   (money               that Trust; Hillman Capital
                                                       management firm),  since September,               Management  Investment  for
                                                       2003                                              the  two  series  of   that
                                                                                                         Trust;   MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series  of that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust;  Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one series  of that  trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the two  series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                         Interested Trustee*
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
W. Whitfield Gardner, 42        Chairman     Since     Chairman   and   Chief    Executive       3                     None
Chief Executive Officer         and          6/96      Officer  of  Gardner   Lewis  Asset
The Chesapeake Funds            Chief                  Management,     L.P.     (Advisor);
285 Wilmington-West Chester     Executive              Chairman   and   Chief    Executive
Pike                            Officer                Officer  of  Gardner   Lewis  Asset
Chadds Ford, Pennsylvania       (Principal             Management,     Inc.    (investment
19317                           Executive              advisor)
                                Officer)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
*Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management, L.P., the investment advisor to the Fund.
------------------------------------------------------------------------------------------------------------------------------------


                                                                       12

------------------------------------------------------------------------------------------------------------------------------------
                                                              Officers
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
John L. Lewis, IV, 41           President    Since     President  of Gardner  Lewis  Asset      n/a                     n/a
The Chesapeake Funds                         12/93     Management, L.P., since April 1990
285 Wilmington-West Chester
Pike
Chadds Ford, Pennsylvania
19317
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Tracey L. Hendricks, 37         Assistant    Assistant Vice    President    of   Financial      n/a                     n/a
                                Secretary    Secretary Reporting,  Tax,  Internal,  Audit,
                                and          since     and  Compliance  of The  Nottingham
                                Treasurer    12/04     Company   (Administrator   to   the
                                (Principal   and       Fund),   since  2004;   previously,
                                Financial    Treasurer Vice President of Special  Projects
                                Officer)     since     of  The  Nottingham   Company  from
                                             12/04     2001    and    Manager    of   Fund
                                                       Accounting from 1994.
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Julian G. Winters, 36           Secretary    Secretary Vice     President,      Compliance      n/a                     n/a
                                and          since     Administration of The Nottingham
                                Assistant    12/04;    Company, since 1998
                                Treasurer    Assistant
                                             Treasurer
                                             since
                                             12/02
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
William D. Zantzinger, 43       Vice         Since     Manager   of   Trading  of  Gardner      n/a                     n/a
The Chesapeake Funds            President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West Chester     and Chief
Pike                            Compliance
Chadds Ford, Pennsylvania       Officer
19317

------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------


Trustee Standing Committee. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and met once during the Fund's last fiscal year.

     Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. [[[to be updated in 02/05]]] The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2004 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.


------------------------- ------------------------------------- -----------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                   Investment Companies Overseen
                            Dollar Range of Equity Securities         By Trustee in Family of
     Name of Trustee                  in the Fund                     Investment Companies*
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
Jack E. Brinson                             ___                                ___
------------------------- ------------------------------------- -----------------------------------
Theo H. Pitt, Jr.                           ___                                ___
---------------------------------------------------------------------------------------------------
                                        Interested Trustee
------------------------- ------------------------------------- -----------------------------------
W. Whitfield Gardner                        ___                                ___
------------------------- ------------------------------------- -----------------------------------


     *Includes each of the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2004, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iii) overall expenses of the Fund; (iv) the financial condition of the Advisor; and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. The Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2004.

----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                                                                                         Total
                                                            Pension or                                Compensation
                                       Aggregate        Retirement Benefits        Estimated          from the Fund
                                      Compensation          Accrued As              Annual             and Trust
              Name of                   from the           Part of Fund         Benefits Upon           Paid to
         Person, Position                 Fund               Expenses             Retirement           Trustees*
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                      Independent Trustees
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Jack E. Brinson, Trustee                 $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Theo H. Pitt, Jr., Trustee**             $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                       Interested Trustee
----------------------------------- ----------------- ----------------------- ------------------- --------------------
W. Whitfield Gardner, Trustee             None                 None                  None                 None
----------------------------------- ----------------- ----------------------- ------------------- --------------------

* Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to this code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund must file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request without charge, by the calling the Fund at 1-800-430-3863. This information is also available on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. [[[to be updated in 02/05]]] As of February __, 2005, the Trustees and officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) % and less than % of the then outstanding shares of the Institutional Shares and Class A Investor Shares, respectively, of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of ,2005.



     Name and Address of          Amount and Nature of
     Beneficial Owner             Beneficial Ownership*              Percent
     ----------------             ---------------------              -------

                              INSTITUTIONAL SHARES


                                   ___________ Shares                ______%


                                   ___________ Shares                ______%


                                   ___________ Shares                ______%


                                   ___________ Shares                ______%

                                   ___________ Shares                ______%

                                   ___________ Shares                ______%

                             CLASS A INVESTOR SHARES

                                   ___________ Shares                ______%


                                   ___________ Shares                ______%




* The shares indicated are believed by the Fund to be owned both of record and beneficially.

Investment Advisor. Information about the Advisor and its duties and compensation as investment advisor to the Fund is contained in the Prospectus for each Class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals and control persons of the Advisor by ownership. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger, Vice President of the Fund, are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor receives a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal years ended October 31, 2004, 2003, and 2002, the Advisor received its fee in the amount of $308,618, $1,074,097, and $1,659,855, respectively.

Portfolio Managers

     Compensation. The portfolio managers are principals of Gardner Lewis Asset Management and their compensation varies with the general success of Gardner Lewis Asset Management as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of Gardner Lewis Asset Management for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level.

     Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended October 31, 2004 stated as one of the following ranges:
None;   $1-$10,000;   $10,001-$50,000;   $50,001-$100,000;    $100,001-$500,000;
$500,001-$1,000,000; and over $1,000,000.

------------------------------------- ----------------------------------
                                           Dollar Range of Equity
                                                 Securities
     Name of Portfolio Manager                   in the Fund
------------------------------------- ----------------------------------
W. Whitfield Gardner [[To be Provided]]
------------------------------------- ----------------------------------
John L. Lewis, IV                            [[To be Provided]]
------------------------------------- ----------------------------------

     Other Accounts. In addition to the Fund, the portfolio managers (working as a team) are responsible for the day-to-day management of certain other accounts, as follows:

------------------- ----------------------------------- ---------------------------------- ----------------------------------
                             Registered Investment              Other Pooled Investment
                                 Companies                             Vehicles                      Other Accounts

                       Number of                           Number of                         Number of
     Name               Accounts         Total Assets       Accounts       Total Assets      Accounts        Total Assets
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
W. Whitfield              TBD             $_______            ___           $________            ____             $____
Gardner & John L.
Lewis, IV
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]                               $[XX]                              $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
Accounts where            TBD             $_______            __            $________             __             $______
compensation is
based upon
account
performance
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]               X               $[XX]             X                $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------

     Conflicts of Interests. Mr. Gardner's and Mr. Lewis's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include foundation, endowment, corporate pension, mutual fund and other pooled investment vehicles (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Gardner Lewis Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Gardner Lewis Asset Management believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

     Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, because the Fund seeks to track its benchmark based on published information about the benchmark index, much of this information is publicly available. Moreover, Gardner Lewis Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Investment Opportunities. Gardner Lewis provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Adviser may be compensated based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Adviser with regard to other client accounts where the Adviser is paid based on a percentage of assets in that the Adviser may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client accounts where they might share in investment gains. The Adviser has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm's investment strategy guidelines and individual client investment guidelines. When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

Compensation of the Administrator is based on a fund administration fee of $12,500 per each Investor Shares Class and Institutional Shares Class, plus a fee at the annual rate of 0.075% of the average daily net assets of each Investor Shares Class and Institutional Shares Class of the Fund, and 0.015% of the average daily net assets of the Super-Institutional Shares Class of the Fund for general administration services. In addition, the Administrator currently receives a base monthly fund accounting fee of $2,250 and annual asset based fee of 0.01% of the average daily net assets for each Investor Shares Class and Institutional Shares Class for fund accounting and recordkeeping services for such Classes of Shares of the Fund. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800 ($400 per month). The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal years ended October 31, 2004, 2003, and 2002, the Administrator received aggregate administration fees of $23,146, $41,316, and $91,529, respectively. For such fiscal years, the Administrator received $57,086, $58,201, and $60,935, respectively, for fund accounting and recordkeeping services.

The Administrator performs the following services for the Fund: (i) procures on behalf of, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Fund's custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholders Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month and a minimum fee of $750 per month for each additional Class of shares. For the fiscal years ended October 31, 2004, 2003, and 2002, the Transfer Agent received $27,000, $27,000, and $27,000, respectively, in such shareholder servicing fees.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to the Distribution Agreement approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal year ended October 31, 2004, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $1,673, from which the Distributor retained sales charges of $115. For the fiscal year ended October 31, 2003, the aggregate dollar amount of sales charges paid on the sales of Fund shares was

$9,058, from which the Distributor retained sales charges of $697. For the fiscal year ended October 31, 2002, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $1,027, from which the Distributor retained sales charges of $71.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414, serves the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectuses, share certificates are generally not issued.

Automatic  Investment  Plan  (Institutional  Shares and Class A Investor  Shares
Only). The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic  Withdrawal  Plan  (Institutional  Shares and Class A Investor Shares
Only). Shareholders owning shares with a value of $1,000,000 or more for holders of Institutional Shares and $25,000 or more for holders of Class A Investor Shares may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectuses, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon 60 days' written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                           The Chesapeake Growth Fund
               [Class A Investor Shares] or [Institutional Shares]
                        or [Super-Institutional Shares],
                              please specify
                          c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Redeeming Your Shares - Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Reduced Sales Charges for Class A Investor Shares

     Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a similar sales charge at the total public offering price of $250,000, and purchases shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table in the Class A Investor Shares Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

     Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (i) the total public offering price of the shares of the Fund then being purchased plus (ii) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

     Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying the Class A Investor Shares Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

     Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

     Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

     Sales at Net Asset Value. To encourage investment in the Fund, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will publicly disclose a complete schedule of the Fund's portfolio holdings, as reported on a quarterly basis. This information is generally available within 60 days after the Fund's fiscal quarter end and will remain accessible until the posting of the next fiscal quarter's portfolio holdings report. You may obtain a copy of these quarterly portfolio holdings report by calling the Fund at 1-800-430-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund's Form N-CSR and Form N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. In addition, the second and fourth fiscal quarter portfolio holdings report will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Fund may share non-public portfolio holdings information with its service providers, such as the Fund's investment advisor, accountants, administrator, custodian, pricing services, proxy voting services and other providers of service to the Fund, such as the Fund's counsel, who require access to such information in order to fulfill their contractual duties to the Fund. The Fund may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by law, to the certain mutual fund analysts and rating and tracking entities, such as Morningstar, Inc., Lipper Analytical Services, Inc. and similar type organizations, to other third parties if the Advisor believes the Fund has a legitimate business purpose for doing so and to such other parties as the Board may instruct or authorize.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The "average annual total return" of a Class of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Class of the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of the Class of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for each Class of the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average  annual total  return  (after taxes on distributions  and redemptions)
         n = number of years
         ATVDR = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of each Class of the Fund, which represents the total change in value of an investment in a Class of the Fund for a specified period (again reflecting changes in share prices and assuming reinvestment of distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the results are not annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions is determined by assuming complete redemption of the hypothetical investment, assuming the redemption has no tax consequences, and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The calculations of average annual total return and cumulative total return (after taxes on fund distributions and redemption of shares) assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual total returns before taxes for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 were 2.28%, (1.66)%, and 6.83%, respectively. The cumulative total return before taxes for the Institutional Shares of the Fund for the ten-year period ended October 31, 2004 was 93.68%. The average annual total returns after taxes on distributions for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 October 31, 2004 were 2.28%, (4.37)%, and 4.93%, respectively. The cumulative total return after taxes on distributions for the Institutional Shares of the Fund for the ten-year period ended October 31, 2004 was 61.83%. The average annual total returns after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the one-year, five-year, and ten-year periods ended October 31, 2004 were 1.48%, (2.11)%, and 5.38%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Institutional Shares of the Fund for the ten-year period ended October 31, 2004 was 68.85%.

The average annual total returns before taxes for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2004 and since inception (April 7, 1995) through October 31, 2004 were (1.07)%, (2.79)%, and 5.81%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns before taxes for the Class A Investor Shares of the Fund for those same periods were 1.99%, (2.20)%, and 6.15%, respectively. The cumulative total return before taxes for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 71.79%. Without reflecting the effects of the maximum sales load, the cumulative total return before taxes for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 77.11%. The average annual total returns after taxes on distributions for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2004 and since inception through October 31, 2004 were (1.07)%, (5.53)%, and 3.81%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions for the Class A Investor Shares of the Fund for those same periods were 1.99%, (4.95)%, and 4.14%, respectively. The cumulative total return after taxes on distributions for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 43.06%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 47.49%. The average annual total returns after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund for the one-year and five-year periods ended October 31, 2004 and since inception through October 31, 2004 were (0.69)%, (3.02)%, and 4.46%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund for those same periods were 1.29%, (2.53)%, and 4.76%, respectively. The cumulative total return after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 51.80%. Without reflecting the effects of the maximum sales load, the cumulative total return after taxes on distributions and sale of shares for the Class A Investor Shares of the Fund since inception through October 31, 2004 was 56.03%.

The Fund may also quote the performance of the Class A Investor Shares of the Fund for the ten year period beginning October 31, 1994 as opposed to the since inception of the Class A Investor Shares on April 7, 1995. Under such circumstances, historical performance of the Class A Investor Shares will be calculated by using the performance of the original class of the Fund (now called the Institutional Shares) from October 31, 1994 until the date of issuance of the Class A Investor Shares on April 7, 1995, and combining such performance with the performance of the Class A Investor Shares since April 7, 1995. Calculated in this manner, the average annual returns before taxes of the Class A Investor Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 6.06% and 6.39%, respectively, and the cumulative total returns before taxes of the Class A Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 80.14% and 85.71%, respectively. The average annual returns after taxes on distributions of the Class A Investor Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 4.14% and 4.46%, respectively, and the cumulative total returns after taxes on distributions of the Class A Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 50.01% and 54.65%, respectively. The average annual returns after taxes on distributions and sale of shares of the Class A Investor Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 4.68% and 4.99%, respectively, and the cumulative total returns after taxes on distributions and sale of shares of the Class A Shares of the Fund for the ten year period ended October 31, 2004, with and without reflecting the effects of the maximum sales load, were 57.99% and 62.77%, respectively.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of small capitalization companies that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectuses to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal year ended  October 31, 2004,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's(R) Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.

Moody's Investor Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings
------------------

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings
----------------------------------------------------------

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels
- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch Ratings. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings
-----------------

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation
     o f credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.

Short-Term Ratings
------------------

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                         GARDNER LEWIS INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Gardner Lewis Investment Trust ("Trust") and each of its series of shares, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund and The Chesapeake Core Growth Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that Gardner Lewis Asset Management L.P. ("Advisor"), as the Funds' investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (i)  to make the proxy voting decisions for each Fund; and
     (ii) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)   The name of the issuer of the portfolio security;
          (ii)  The exchange  ticker  symbol  of  the  portfolio   security  (if
                available through reasonably practicable means);
          (iii) The Council  on  Uniform  Security   Identification   Procedures
                ("CUSIP")  number  for  the  portfolio  security  (if  available through reasonably practicable means);
          (iv)  The shareholder  meeting date;
          (v)   A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii) Whether the Fund cast its vote on the matter;
          (viii)How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)  Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)  A copy of this Policy;
          (ii) Proxy statements received regarding each Fund's securities;
          (iii)Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 1st day of July, 2003.

                         GARDNER LEWIS ASSET MANAGEMENT

                               PROXY VOTING POLICY


It is the intent of Gardner Lewis Asset Management ("Gardner Lewis") to vote proxies in the best interests of the firm's clients. In order to facilitate this proxy voting process, Gardner Lewis receives proxy voting and corporate governance advice from Institutional Shareholder Services ("ISS") to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. Corporate actions are monitored by Gardner Lewis' operations and research staff through information received from ISS regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting the advisor directly. Investors in the Chesapeake Family of Funds (individually "Fund" or collectively "Funds") may request a copy of this policy or the Fund's proxy voting record upon request, without charge, by calling the Fund at 1-800-430-3863, by reviewing the Fund's website, if applicable, or by reviewing filings available on the SEC's website at http://www.sec.gov.


I.   INSTITUTIONAL SHAREHOLDER SERVICES (ISS)

ISS is an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. Gardner Lewis utilizes the ISS Standard Policy. These services, provided to Gardner Lewis, include in-depth research, analysis, and voting recommendations. In the vast majority of circumstances proxy issues are voted in accordance with ISS recommendations.

Gardner Lewis has also appointed a group of senior level employees to act as a Proxy Committee ("Proxy Committee"). In those circumstances where the Portfolio Manager or Analyst who covers a security for Gardner Lewis determines that they wish to vote contrary to ISS's recommendations, the Proxy Committee reviews the issue and makes the final decision regarding how shares will be voted. In evaluating issues, the Proxy Committee may consider information from ISS, the Analyst/Portfolio Manager, the management of the subject company, and shareholder groups.


II.  CONFLICTS OF INTEREST

As stated above, the Proxy Committee reviews all of those issues where Gardner Lewis' internal research staff believes that proxies should be voted contrary to ISS guidelines. The Proxy Committee's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The Proxy Committee examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with ISS's recommendation. In the event ISS is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the Proxy Committee will defer the decision to the Fund's Proxy Voting Committee, which is made up of independent trustees. Decisions made by the Fund's Proxy Voting Committee will be used to vote proxies for other Gardner Lewis clients holding the same security. For securities not held by a Fund, if ISS is unable to make a recommendation then Gardner Lewis's internal Proxy Committee will direct the voting of such shares.


III. VOTING PROCEDURES

The physical voting process and recordkeeping of votes is carried out by Gardner Lewis Operations Staff at both the broader company and individual account levels through the Automatic Data Processing, Inc. (ADP) Proxy Edge System.

Gardner Lewis votes most proxies for clients where voting authority has been given to the advisor by the client. However, in some circumstances the advisor may decide not to vote some proxies if they determine that voting such proxies is not in the client's best interests. For example: the advisor may choose not to vote routine matters if shares would need to be recalled in a stock loan program. Gardner Lewis will not vote:

     1) when the shares are sold after the record date but before the meeting date,

     2) proxies for legacy securities held in a new client account previously managed by another manager that the advisor intends to sell,
     3) proxies for securities held in an unsupervised portion of a client's account,
     4) proxies that are subject to blocking restrictions, proxies that require the advisor to travel overseas in order to vote, or
     5)   proxies that are written in a language other than English.


IV.  RECORD RETENTION

Gardner Lewis retains records relating to:
     1)   Proxy voting policies and procedures
     2) Proxy statements received for client securities (The advisor may rely on filings made on Edgar or its voting service to maintain this record)
     3)   Records of votes cast on behalf of clients
     4)   Records of client requests for proxy voting info
     5) Documents prepared by the advisor that were material to making a proxy voting decision or memorialized the basis for the decisions.

All such records will be maintained as required by applicable laws and regulations.


V.   VOTING GUIDELINES

Attached is the current ISS Proxy Voting Guidelines Summary that provides general voting parameters on various types of issues when there are no extenuating circumstances. As discussed above, in the vast majority of circumstances proxy issues will be voted in accordance with ISS recommendations.

Gardner Lewis reserves the right to amend and revise this policy without notice at any time.


This policy is dated June 30, 2003.

                                   Appendix D
                                ISS Proxy Voting
                               Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
     o An auditor has a financial interest in or association with the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.


2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:
     o Attend less than 75 percent of the board and committee meetings without a valid excuse
     o    Implement or renew a dead-hand or modified dead-hand poison pill
     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
     o Failed to act on takeover offers where the majority of the shareholders tendered their shares
     o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
     o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
     o Are audit committee members and the non -audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.
     o Are inside directors or affiliated outside directors and the full board is less than majority independent
     o    Sit on more than six public company boards

Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification  of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
     o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     o    Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
     o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).
     o    Two-thirds independent board
     o    All-independent key committees
     o    Established governance guidelines

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record
o    Background to the proxy contest
o    Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
     o    Purchase price
     o    Fairness opinion
     o    Financial and strategic benefits
     o    How the deal was negotiated
     o    Conflicts of interest
     o    Other alternatives for the business
     o    Noncompletion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Impact on the balance sheet/working capital
     o    Potential elimination of diseconomies
     o    Anticipated  financial  and operating  benefits
     o    Anticipated use of funds
     o    Value received for the asset
     o    Fairness opinion
     o    How the deal was negotiated
     o    Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged BankruptcyPlans/Reverse Leveraged Buyouts/Wrap Plans Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    Dilution to existing shareholders' position
     o    Terms of the offer
     o    Financial issues
     o    Management's efforts to pursue other alternatives
     o    Control issues
     o    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    The reasons for the change
     o    Any financial or tax benefits
     o    Regulatory benefits
     o    Increases in capital structure
     o    Changes to the articles of incorporation or bylaws of the company.
     o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
     o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
     o    Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
     o Prospects of the combined company, anticipated financial and operating benefits
     o    Offer price
     o    Fairness opinion
     o    How the deal was negotiated
     o    Changes in corporate governance
     o    Change in the capital structure
     o    Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs
Votes on spinoffs  should be considered on a CASE-BY-CASE  basis depending on:
     o    Tax and regulatory advantages
     o    Planned use of the sale proceeds
     o    Valuation of spinoff
     o    Fairness opinion

     o    Benefits to the parent company
     o    Conflicts of interest
     o    Managerial incentives
     o    Corporate governance changes
     o    Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions
Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions
Vote FOR proposals to opt out of state freezeout provisions.

Greenmail
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote  AGAINST   proposals   that  ask  the  board  to  consider   nonshareholder
constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
     o It is intended for financing purposes with minimal or no dilution to current shareholders
     o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes  on   proposals   to   implement  a  reverse   stock  split  that  do  not
proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:
     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
     o    Cash compensation, and
     o    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE BY- CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee  stock  purchase  plans where all of the  following  apply:
     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST  employee stock purchase plans where any of the following  apply:
     o    Purchase price is less than 85 percent of fair market value, or
     o    Offering period is greater than 27 months, or
     o The number of shares allocated to the plan is more than ten percent of the outstanding shares

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance  goals to existing  compensation  plans to
comply  with  the   provisions  of  Section   162(m)  unless  they  are  clearly
inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
     o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance based or all awards to top executives must be a particular type, such as indexed options)
     o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
     o The parachute should be less attractive than an ongoing employment opportunity with the firm
     o    The triggering mechanism should be beyond the control of management
     o The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety
---------------------------------

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
     o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
     o The availability and feasibility of alternatives to animal testing to ensure product safety, and
     o    The degree that competitors are using animal-free testing.
     o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
     o The company has already published a set of animal welfare standards and monitors compliance
     o The company's standards are comparable to or better than those of peer firms, and
     o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
     o    Whether the proposal focuses on a specific drug and region
     o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
     o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
     o    Whether the company already limits price increases of its products
     o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries
     o    The extent that peer companies implement price restraints

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure
     o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs
     o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure
     o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:
     o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees
     o The company's existing healthcare policies, including benefits and healthcare access for local workers
     o    Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:
     o The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations
     o The company's initiatives in this regard compared to those of peer companies

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
     o Whether the company has adequately disclosed the financial risks of its subprime business
     o Whether the company has been subject to violations of lending laws or serious lending controversies
     o    Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:
     o    Whether the company complies with all local ordinances and regulations
     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
     o    The risk of any health-related liabilities.
Advertising to youth:
     o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
     o    Whether  the  company  has  gone  as  far  as  peers  in   restricting
          advertising
     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
     o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:
     o    The percentage of the company's business affected
     o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
     o    Spinoff tobacco-related businesses:
     o    The percentage of the company's business affected
     o    The feasibility of a spinoff
     o    Potential  future   liabilities   related  to  the  company's  tobacco
          business.
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities. Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Environment and Energy
----------------------

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
     o    Whether there are publicly available environmental impact reports;
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
     o    The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote  CASE-BY-CASE  on  proposals  to adopt the CERES  Principles,  taking  into account:
     o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
     o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
     o Environmentally conscious practices of peer companies, including endorsement of CERES
     o    Costs of membership and implementation.

Environmental-Economic Risk Report
Vote CASE-by-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:
     o    Approximate costs of complying with current or proposed  environmental laws
     o Steps company is taking to reduce greenhouse gasses or other environmental pollutants
     o    Measurements of the company's emissions levels
     o Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
     o    The company's level of disclosure lags that of its competitors, or
     o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
     o    The nature of the company's business and the percentage affected
     o    The extent that peer companies are recycling
     o    The timetable prescribed by the proposal
     o    The costs and methods of implementation
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
     o    The nature of the company's business and the percentage affected
     o The extent that peer companies are switching from fossil fuels to cleaner sources

     o    The timetable and specific action prescribed by the proposal
     o    The costs of  implementation
     o    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

Sustainability Report
Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:
     o A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
     o A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:
     o The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
     o The company has publicly committed to using the GRI format by a specific date

General Corporate Issues
------------------------

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
     o    The relevance of the issue to be linked to pay
     o The degree that social performance is already included in the company's pay structure and disclosed
     o The degree that social performance is used by peer companies in setting pay
     o Violations or complaints filed against the company relating to the particular social performance measure
     o Artificial limits sought by the proposal, such as freezing or capping executive pay
     o    Independence of the compensation committee
     o    Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
     o The company is in compliance with laws governing corporate political activities, and
     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
     o There are serious controversies surrounding the company's China operations, and
     o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
     o    The nature and amount of company business in that country
     o    The company's workplace code of conduct
     o    Proprietary and confidential information involved
     o    Company compliance with U.S. regulations on investing in the country
     o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
     o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
     o    Agreements with foreign suppliers to meet certain workplace standards
     o    Whether company and vendor facilities are monitored and how
     o    Company participation in fair labor organizations
     o    Type of business
     o    Proportion of business conducted overseas
     o    Countries of operation with known human rights abuses
     o Whether the company has been recently involved in significant labor and human rights controversies or violations
     o    Peer company standards and practices
     o    Union presence in company's international factories
     o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
     o    The  company  does not operate in  countries  with  significant  human
          rights   violations
     o    The company has no recent human rights controversies or violations, or
     o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
     o    Company  compliance  with or violations of the Fair  Employment Act of
          1989
     o Company antidiscrimination policies that already exceed the legal requirements
     o    The cost and feasibility of adopting all nine principles
     o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
     o    The potential for charges of reverse discrimination
     o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
     o    The level of the company's investment in Northern Ireland
     o    The number of company employees in Northern Ireland
     o    The degree that industry peers have adopted the MacBride Principles
     o    Applicable   state  and  municipal  laws  that  limit  contracts  with
          companies that have not adopted the MacBride Principles.

Military Business
-----------------

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     o    Whether the company has in the past manufactured landmine components
     o    Whether the company's peers have renounced future production
     o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
     o    What weapons classifications the proponent views as cluster bombs
     o Whether the company currently or in the past has manufactured cluster bombs or their components
     o    The percentage of revenue derived from cluster bomb manufacture
     o    Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (Iran)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:
     o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption
     o    Compliance with U.S. sanctions and laws

Spaced-Based Weaponization
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization  unless:
     o    The information is already publicly available or
     o    The disclosures sought could compromise proprietary information.

Workplace Diversity
-------------------

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
     o The board composition is reasonably inclusive in relation to companies of similar size and business or
     o The board already reports on its nominating procedures and diversity initiatives.
     o Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
     o    The degree of board diversity
     o    Comparison with peer companies
     o    Established process for improving board diversity
     o    Existence of independent  nominating committee
     o    Use of outside search firm
     o    History of EEO violations.

Equal Employment Opportunity (EEO)
Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:
     o    The company has well-documented equal opportunity programs

     o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
     o    The composition of senior management and the board is fairly inclusive
     o The company has well-documented programs addressing diversity initiatives and leadership development
     o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

Election of Directors
Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
     o    Attend less than 75 percent of the board and committee meetings
     o Without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.
     o In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
     o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
     o    Are interested directors and sit on the audit or nominating committee;
          or
     o    Are interested directors and the full board serves as the audit or
     o Nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests
Votes  on  proxy  contests  should  be  determined  on  a  CASE-BY-CASE   basis,
considering the following  factors:
     o    Past performance relative to its peers o Market in which fund invests
     o    Measures taken by the board to address the issues
     o Past shareholder activism, board activity, and votes on related proposals
     o    Strategy of the incumbents versus the dissidents

     o    Independence of directors
     o    Experience and skills of director candidates
     o    Governance profile of the company
     o    Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Proposed and current fee schedules
     o    Fund category/investment objective
     o    Performance  benchmarks
     o    Share price performance as compared with peers
     o    Resulting fees relative to peers
     o    Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 Act Policies
Votes on 1940  Act  policies  should  be  determined  on a  CASE-BY-CASE  basis,
considering  the  following  factors:  potential   competitiveness;   regulatory
developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction
Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

Change in Fund's Subclassification
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    The degree of change implied by the proposal

     o    The efficiencies that could result
     o    The state of incorporation
     o    Regulatory standards and implications

Vote AGAINST any of the following changes:
     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
     o Removal of shareholder approval requirement for amendments to the new declaration of trust
     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
     o Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Authorizing  the Board to Hire and  Terminate  Subadvisors  Without  Shareholder
Approval  Vote  AGAINST  proposals   authorizing  the  board  to  hire/terminate
subadvisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                                  Annual Report



                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[BAR CHART HERE]

COMMON STOCKS - 99.81%

 Aerospace / Defense - 1.87%                              524,956
 Apparel - 6.37%                                        1,786,069
 Auto Parts & Equipment - 1.87%                           525,825
 Banks - 2.20%                                            616,096
 Coal - 2.20%                                             615,960
 Commercial Services - 3.51%                              985,728
 Diversified Financial Services - 10.32%                2,896,534
 Electric - 2.32%                                         651,752
 Energy - 1.57%                                           440,082
 Healthcare - Products - 13.00%                         3,647,813
 Homebuilders - 1.82%                                     509,950
 Internet - 3.84%                                       1,078,002
 Machinery - Diversified - 1.71%                          481,127
 Media - 1.63%                                            456,500
 Oil & Gas Services - 3.71%                             1,041,400
 Packaging & Containers - 3.12%                           875,085
 Pharmaceuticals - 4.01%                                1,124,614
 Retail - 1.74%                                           489,125
 Retail - Apparel - 3.17%                                 889,856
 Semiconductors - 7.56%                                 2,120,384
 Software - 7.38%                                       2,070,709
 Telecommunications - Equipment - 14.89%                4,177,656
 Investment Company - 0.13%                                37,587

   Other Assets Less Liabilities - 0.06%                   16,657
   Net Assets                                          28,059,467

                                                              December 10, 2004



2004 FISCAL YEAR COMMENTARY


CHESAPEAKE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings.^1


------------------------------------ ------------- --------------
             Economic                     Fund          Fund
              Sector                   10/31/2003    10/31/2004
------------------------------------ ------------- --------------
Consumer Discretionary                        29%            18%
Consumer Staples                               2%             0%
Energy                                         3%             4%
Financials                                     5%            14%
Health Care                                   20%            18%
Industrials                                    2%             6%
Information Technology                        32%            31%
Materials                                      5%             7%
Telecom Services                               0%             0%
Utilities                                      1%             2%
Cash                                           1%             0%
------------------------------------ ------------- --------------
 Total                                       100%           100%
------------------------------------ ------------- --------------

______________________
^1 For sector classifications, the Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Information Technology, Health Care, and Consumer Discretionary represented the Fund's largest sector exposures during the fiscal year. Consumer Discretionary exposure declined from 29% to 18%, driven to a large degree by profit taking, and ultimately liquidation, in the Sears position, as well as a reduction in the Fund's investments in Homebuilders and Media related positions (which are holdings within the Consumer Discretionary sector).

All  sectors  in  the  Fund  were   profitable  with  exception  of  Information
Technology. Financials, Materials, and Consumer Staples were the most significant contributors to Fund profits. Profits in Financials were led by AmeriCredit, Capital One, and Moody's. Appreciation within the Materials and Energy sectors was over 50% in aggregate, with all of the Fund's holdings in those sectors contributing to profits. Losses in Technology came predominantly from semiconductor related investments.

The Fund's most important individual contributors to profits this fiscal year included: QUALCOMM (wireless equipment), Crown Holdings (containers), Consol Energy (coal), AmeriCredit (auto loans), and St. Jude medical (medical instruments). Notable detractors included: Conexant Systems (semiconductors), Foundry Networks (networking), SINA Corp. (web portals), and Agere Systems (semiconductors).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies. While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
__________________________                      __________________________
W. Whitfield Gardner                            John L. Lewis, IV



















          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

            For the period from October 31, 1994 to October 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                The Chesapeake Growth          S&P 500 Total          Russell
              Fund Institutional Shares        Return Index         2000 Index
--------------------------------------------------------------------------------
 10/31/1994         $1,000,000                 $1,000,000           $1,000,000
  4/30/1995          1,057,453                  1,104,683            1,043,722
 10/31/1995          1,328,709                  1,264,417            1,169,500
  4/30/1996          1,395,986                  1,438,435            1,385,306
 10/31/1996          1,362,662                  1,569,072            1,365,391
  4/30/1997          1,399,588                  1,799,976            1,386,176
 10/31/1997          1,776,054                  2,072,937            1,762,620
  4/30/1998          1,919,415                  2,539,178            1,976,557
 10/31/1998          1,547,849                  2,528,799            1,557,553
  4/30/1999          1,909,861                  3,093,286            1,795,037
 10/31/1999          2,106,123                  3,177,925            1,790,258
  4/30/2000          3,214,358                  3,406,570            2,127,950
 10/31/2000          3,327,084                  3,371,495            2,105,480
  4/30/2001          2,530,905                  2,964,670            2,069,328
 10/31/2001          1,809,128                  2,531,857            1,841,473
  4/30/2002          1,884,268                  2,590,322            2,210,770
 10/31/2002          1,386,927                  2,149,389            1,628,624
  4/30/2003          1,405,694                  2,245,630            1,751,853
 10/31/2003          1,893,652                  2,596,470            2,335,077
  4/30/2004          1,934,941                  2,759,346            2,488,187
 10/31/2004          1,936,818                  2,841,116            2,610,428



This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

                --------------- ------------- --------------
                   One Year      Five Years     Ten Years
                --------------- ------------- --------------
                    2.28%         (1.66)%         6.83%
                --------------- ------------- --------------


>> The graph assumes an initial $1,000,000 investment at October 31, 1994. All dividends and distributions are reinvested.

>> At October 31, 2004, the value of the Fund's Institutional Shares would have increased to $1,936,818 - a cumulative total investment return of 93.68% since October 31, 1994.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $2,841,116 - a cumulative total investment return of 184.11%; while a similar investment in the Russell 2000 Index would have increased to $2,610,428 - a cumulative total investment return of 161.04% since October 31, 1994.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to October 31, 2004

[Line Graph Here]
--------------------------------------------------------------------------------
                The Chesapeake Growth         S&P 500 Total           Russell
                 Fund Class A Shares          Return Index          2000 Index
--------------------------------------------------------------------------------
   4/7/1995           $24,250                    $25,000              $25,000
  4/30/1995            24,456                     25,427               25,591
 10/31/1995            30,708                     29,104               28,675
  4/30/1996            32,202                     33,109               33,967
 10/31/1996            31,411                     36,116               33,478
  4/30/1997            32,181                     41,431               33,988
 10/31/1997            40,784                     47,714               43,218
  4/30/1998            44,010                     58,445               48,464
 10/31/1998            35,407                     58,206               38,190
  4/30/1999            43,597                     71,199               44,013
 10/31/1999            47,996                     73,148               43,896
  4/30/2000            73,119                     78,410               52,176
 10/31/2000            75,551                     77,603               51,625
  4/30/2001            57,363                     68,239               50,738
 10/31/2001            40,917                     58,277               45,152
  4/30/2002            42,463                     59,622               54,206
 10/31/2002            31,119                     49,473               39,933
  4/30/2003            31,428                     51,689               42,954
 10/31/2003            42,110                     59,764               57,254
  4/30/2004            42,993                     63,513               61,009
 10/31/2004            42,949                     65,395               64,006


This graph depicts the performance of The Chesapeake Growth Fund (the "Fund") Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that the Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                          Average Annual Total Returns

----------------------------------- ------------ ------------ ------------------
                                                                Since 04/07/95
                                                               (Commencement of
                                      One Year    Five Years      Operations)
----------------------------------- ------------ ------------ ------------------
          No Sales Load                1.99 %       (2.20)%          6.15 %
----------------------------------- ------------ ------------ ------------------
     3.00% Maximum Sales Load         (1.07)%       (2.79)%          5.81 %
----------------------------------- ------------ ------------ ------------------

>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At October 31, 2004, the value of the Fund's Class A Investor Shares would have increased to $42,949 - a cumulative total investment return of 71.79% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Fund's Class A Investor Shares would have increased to $44,277 - a cumulative total investment return of 77.11% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $65,395 - a cumulative total investment return of 161.58%; while a similar investment in the Russell 2000 Index would have increased to $64,006 - a cumulative total investment return of 156.02% since April 7, 1995.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.81%

Aerospace / Defense - 1.87%
     Rockwell Collins, Inc. ..................................................                     14,800              $    524,956
                                                                                                                       ------------

Apparel - 6.37%
     Jones Apparel Group, Inc. ...............................................                     32,400                 1,143,720
     Nike, Inc. ..............................................................                      7,900                   642,349
                                                                                                                       ------------
                                                                                                                          1,786,069
                                                                                                                       ------------
Auto Parts & Equipment - 1.87%
     Autoliv, Inc. ...........................................................                     12,300                   525,825
                                                                                                                       ------------

Banks - 2.20%
     Commerce Bancorp, Inc. ..................................................                     10,400                   616,096
                                                                                                                       ------------

Coal - 2.20%
     CONSOL Energy Inc. ......................................................                     17,400                   615,960
                                                                                                                       ------------

Commercial Services - 3.51%
     Cendant Corporation .....................................................                     25,200                   518,868
     Moody's Corporation .....................................................                      6,000                   466,860
                                                                                                                       ------------
                                                                                                                            985,728
                                                                                                                       ------------
Diversified Financial Services - 10.32%
     American Capital Strategies, Ltd. .......................................                     13,200                   408,540
  (a)AmeriCredit Corporation .................................................                     39,000                   756,600
     Capital One Financial Corporation .......................................                      9,500                   700,720
  (a)E*TRADE Financial Group, Inc. ...........................................                     35,800                   461,820
     T. Rowe Price Group, Inc. ...............................................                     10,200                   568,854
                                                                                                                       ------------
                                                                                                                          2,896,534
                                                                                                                       ------------
Electric - 2.32%
  (a)Reliant Energy Inc. .....................................................                     63,400                   651,752
                                                                                                                       ------------

Energy - 1.57%
     Peabody Energy Corporation ..............................................                      6,900                   440,082
                                                                                                                       ------------

Healthcare - Products - 13.00%
  (a)Boston Scientific Corporation ...........................................                     29,000                 1,023,700
  (a)INAMED Corporation ......................................................                     16,900                   898,235
  (a)St. Jude Medical, Inc. ..................................................                     11,900                   911,183
  (a)Zimmer Holdings, Inc. ...................................................                     10,500                   814,695
                                                                                                                       ------------
                                                                                                                          3,647,813
                                                                                                                       ------------
Homebuilders - 1.82%
     KB Home .................................................................                      6,200                   509,950
                                                                                                                       ------------



                                                                                                                      (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Internet - 3.84%
  (a)Amazon.com, Inc. ............................................................                  9,400              $    320,822
  (a)CheckFree Corporation .......................................................                 11,500                   356,500
  (a)WebMD Corporation ...........................................................                 53,000                   400,680
                                                                                                                       ------------
                                                                                                                          1,078,002
                                                                                                                       ------------
Machinery - Diversified - 1.71%
     Briggs & Stratton Corporation ...............................................                  6,700                   481,127
                                                                                                                       ------------

Media - 1.63%
     Grupo Televisa SA - ADR .....................................................                  8,300                   456,500
                                                                                                                       ------------

Oil & Gas Services - 3.71%
     BJ Services Company .........................................................                  8,100                   413,100
  (a)Forest Oil Corporation ......................................................                 20,600                   628,300
                                                                                                                       ------------
                                                                                                                          1,041,400
                                                                                                                       ------------
Packaging & Containers - 3.12%
  (a)Crown Holdings Inc. .........................................................                 77,100                   875,085
                                                                                                                       ------------

Pharmaceuticals - 4.01%
  (a)Caremark Rx, Inc. ...........................................................                 20,200                   605,394
     Teva Pharmaceuticals Industries Ltd. - ADR ..................................                 19,970                   519,220
                                                                                                                       ------------
                                                                                                                          1,124,614
                                                                                                                       ------------
Retail - 1.74%
     Circuit City Stores, Inc. ...................................................                 30,100                   489,125
                                                                                                                       ------------

Retail - Apparel - 3.17%
     Foot Locker, Inc. ...........................................................                 17,600                   429,440
     TJX Companies, Inc. .........................................................                 19,200                   460,416
                                                                                                                       ------------
                                                                                                                            889,856
                                                                                                                       ------------
Semiconductors - 7.56%
  (a)Applied Materials, Inc. .....................................................                 25,700                   413,770
     Microchip Technology, Inc. ..................................................                 25,200                   762,300
  (a)Micron Technology, Inc. .....................................................                 33,200                   404,376
  (a)NVIDIA Corporation ..........................................................                 16,600                   240,202
  (a)Teradyne, Inc. ..............................................................                 18,100                   299,736
                                                                                                                       ------------
                                                                                                                          2,120,384
                                                                                                                       ------------
Software - 7.38%
  (a)Activision, Inc. ............................................................                 41,300                   598,024
  (a)BMC Software, Inc. ..........................................................                 27,000                   510,840
  (a)Electronic Arts, Inc. .......................................................                  7,200                   323,424
  (a)Mercury Interactive Corporation .............................................                 14,700                   638,421
                                                                                                                       ------------
                                                                                                                         2,070,709
                                                                                                                       ------------


                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - Equipment - 14.89%
        (a)Comverse Technology, Inc. .................................................             32,300              $    666,672
        (a)Corning Inc. ..............................................................             52,100                   596,545
        (a)Foundry Networks, Inc. ....................................................             37,000                   448,810
        (a)Juniper Networks, Inc. ....................................................             24,100                   641,301
           Motorola, Inc. ............................................................             38,500                   664,510
        (a)Polycom, Inc. .............................................................             26,200                   541,030
           QUALCOMM, Inc. ............................................................             14,800                   618,788
                                                                                                                       ------------
                                                                                                                          4,177,656
                                                                                                                       ------------

           Total Common Stocks (Cost $22,434,888) ....................................                                   28,005,223
                                                                                                                       ------------

INVESTMENT COMPANY - 0.13%

           AIM Liquid Assets Portfolio - Institutional Class .........................             37,587                    37,587
           (Cost $37,587)                                                                                              ------------


Total Value of Investments (Cost $22,472,475 (b)) ....................................              99.94 %            $ 28,042,810
Other Assets Less Liabilities ........................................................               0.06 %                  16,657
                                                                                                 --------              ------------
      Net Assets .....................................................................             100.00 %            $ 28,059,467
                                                                                                 ========              ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $22,541,133. Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

                Aggregate gross unrealized appreciation .................................................              $  6,606,968
                Aggregate gross unrealized depreciation .................................................                (1,105,291)
                                                                                                                       ------------

                        Net unrealized appreciation .....................................................              $  5,501,677
                                                                                                                       ============


      The following acronym is used in this portfolio:
           ADR - American Depository Receipt









See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $22,472,475) .........................................................               $ 28,042,810
      Cash .............................................................................................                     47,489
      Income receivable ................................................................................                        348
      Receivable for investments sold ..................................................................                    180,471
      Other asset ......................................................................................                      4,724
                                                                                                                       ------------

           Total assets ................................................................................                 28,275,842
                                                                                                                       ------------

LIABILITIES
      Accrued expenses .................................................................................                     34,921
      Payable for investment purchases .................................................................                    109,710
      Payable for fund shares redeemed .................................................................                     53,492
      Other liability ..................................................................................                     18,252
                                                                                                                       ------------

           Total liabilities ...........................................................................                    216,375
                                                                                                                       ------------

NET ASSETS .............................................................................................               $ 28,059,467
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ..................................................................................               $ 97,338,978
      Accumulated net realized loss on investments .....................................................                (74,849,846)
      Net unrealized appreciation on investments .......................................................                  5,570,335
                                                                                                                       ------------
                                                                                                                       $ 28,059,467
                                                                                                                       ============
INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($21,281,836 / 2,059,342 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .....................................               $      10.33
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($6,777,631 / 695,282 shares outstanding; unlimited
            shares of no par value beneficial interest authorized) .....................................               $       9.75
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $9.75) .............................................               $      10.05
                                                                                                                       ============













See accompanying notes to financial statements

                                                   THE CHESAPEAKE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ......................................................................................            $    124,939
           Miscellaneous ..................................................................................                   5,227
                                                                                                                       ------------

               Total income ...............................................................................                 130,166
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ..............................................................                 308,618
           Fund administration fees (note 2) ..............................................................                  23,146
           Distribution and service fees - Class A Investor Shares (note 3) ...............................                  19,393
           Custody fees (note 2) ..........................................................................                   9,435
           Registration and filing administration fees (note 2) ...........................................                  10,264
           Fund accounting fees (note 2) ..................................................................                  57,086
           Audit and tax preparation fees .................................................................                  25,828
           Legal fees .....................................................................................                  14,379
           Securities pricing fees ........................................................................                   4,451
           Shareholder recordkeeping fees (note 2) ........................................................                  27,000
           Shareholder administration fees (note 2) .......................................................                  25,000
           Shareholder servicing expenses .................................................................                   3,419
           Registration and filing expenses ...............................................................                  18,294
           Printing expenses ..............................................................................                   8,141
           Trustee fees and meeting expenses ..............................................................                   8,122
           Other operating expenses .......................................................................                   1,999
                                                                                                                       ------------

               Total expenses .............................................................................                 564,575

                    Less expense reimbursements (note 6) ..................................................                 (20,141)
                                                                                                                       ------------

               Net expenses ...............................................................................                 544,434
                                                                                                                       ------------

                    Net investment loss ...................................................................                (414,268)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ......................................................               5,664,457
      Change in unrealized appreciation on investments ....................................................              (4,588,772)
                                                                                                                       ------------

           Net realized and unrealized gain on investments ................................................               1,075,685
                                                                                                                       ------------

               Net increase in net assets resulting from operations .......................................            $    661,417
                                                                                                                       ============





See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                ----------------------------------------------------
                                                                                                 2004                      2003
                                                                                ----------------------------------------------------
DECREASE IN NET ASSETS
     Operations
         Net investment loss ....................................................           $    (414,268)            $    (864,845)
         Net realized gain from investment transactions .........................               5,664,457                 9,261,725
         Change in unrealized appreciation on investments .......................              (4,588,772)               22,340,988
                                                                                            -------------             -------------
              Net increase in net assets resulting from operations ..............                 661,417                30,737,868
                                                                                            -------------             -------------

     Capital share transactions
         Decrease in net assets resulting from capital share transactions (a) ...             (10,639,888)             (121,746,558)
                                                                                            -------------             -------------

                     Total decrease in net assets ...............................              (9,978,471)              (91,008,690)

NET ASSETS
     Beginning of year ..........................................................              38,037,938               129,046,628
                                                                                            -------------             -------------

     End of year ................................................................           $  28,059,467             $  38,037,938
                                                                                            =============             =============



(a) A summary of capital share activity follows:
                                                          --------------------------------------------------------------------------
                                                                        2004                                   2003
                                                              Shares            Value                Shares              Value
                                                          --------------------------------------------------------------------------
----------------------------------------------------
               INSTITUTIONAL SHARES
----------------------------------------------------
Shares sold .....................................                50,227      $     516,257              744,038       $   5,403,620
Shares redeemed .................................              (908,612)        (9,154,307)          (3,723,533)        (28,986,359)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................              (858,385)     $  (8,638,050)          (2,979,495)      $ (23,582,739)
                                                          =============      =============       ==============       =============
----------------------------------------------------
              CLASS A INVESTOR SHARES
----------------------------------------------------
Shares sold .....................................                 6,464      $      62,013              103,500       $     739,120
Shares redeemed .................................              (210,940)        (2,063,851)            (402,864)         (3,146,602)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................              (204,476)     $  (2,001,838)            (299,364)      $  (2,407,482)
                                                          =============      =============       ==============       =============
----------------------------------------------------
          SUPER-INSTITUTIONAL SHARES (b)
----------------------------------------------------
Shares sold .....................................                     0      $           0                    0       $           0
Shares redeemed .................................                     0                  0          (10,270,512)        (95,756,337)
                                                          -------------      -------------       --------------       -------------
     Net decrease ...............................                     0      $           0          (10,270,512)      $ (95,756,337)
                                                          =============      =============       ==============       =============
----------------------------------------------------
                   FUND SUMMARY
----------------------------------------------------
Shares sold .....................................                56,691       $    578,270              847,538       $   6,142,740
Shares redeemed .................................            (1,119,552)       (11,218,158)         (14,396,909)       (127,889,298)
                                                           ------------       ------------        -------------        ------------
     Net decrease ...............................            (1,062,861)     $ (10,639,888)         (13,549,371)      $(121,746,558)
                                                          =============      =============       ==============       =============

(b) The Super-Institutional Shares were liquidated on September 17, 2003.





See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                        INSTITUTIONAL SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)     2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................. $   10.09    $    7.39    $    9.65    $   13.35    $   33.08   $   16.60

      Income (loss) from investment operations
           Net investment loss ........................     (0.14)       (0.10)       (0.09)       (0.06)       (0.15)      (0.21)
           Net realized and unrealized gain (loss)
            on investments ............................      0.38         2.80        (2.16)       (3.64)       (8.38)      17.92
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.24         2.70        (2.25)       (3.70)       (8.53)      17.71
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ........................ $   10.33    $   10.09    $    7.39    $    9.65    $   13.35    $  33.08
                                                        =========    =========    =========    =========    =========    ========

Total return ..........................................      2.28 %      36.54 %     (23.34)%     (27.72)%     (32.25)%    110.91 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ............... $  21,282    $  29,451    $  43,565    $  58,667    $  75,221    $120,416
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     1.77 %       1.35 %       1.26 %       1.23 %(b)    1.18 %      1.21 %
           After expense reimbursements and waived fees      1.70 %       1.25 %       1.20 %       1.20 %(b)    1.17 %      1.17 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.34)%      (0.96)%      (1.03)%      (0.78)%(b)   (0.95)%     (1.03)%
           After expense reimbursements and waived fees     (1.28)%      (0.86)%      (0.97)%      (0.74)%(b)   (0.93)%     (1.00)%

      Portfolio turnover rate ..........................    78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.
                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       CLASS A INVESTOR SHARES

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)     2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................. $    9.54    $    7.05    $    9.28    $   12.88    $   32.47    $  16.37

      Income (loss) from investment operations
           Net investment loss ........................     (0.17)       (0.16)       (0.17)       (0.11)       (0.22)      (0.33)
           Net realized and unrealized gain (loss)
            on investments ............................      0.38         2.65        (2.05)       (3.49)       (8.17)      17.66
                                                        ---------    ---------    ---------    ---------    ---------    --------
               Total from investment operations .......      0.21         2.49        (2.22)       (3.60)       (8.39)      17.33
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
           Net realized gain from investment transactions    0.00         0.00        (0.01)        0.00       (11.20)      (1.23)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period .......................  $    9.75    $    9.54    $    7.05    $    9.28    $   12.88    $  32.47
                                                        =========    =========    =========    =========    =========    ========

Total return (c) .....................................       1.99 %      35.32 %     (23.95)%     (27.89)%     (32.52)%    110.07 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) ..............  $   6,778    $   8,587    $   8,452    $  15,225    $  25,779    $ 33,200
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees     2.02 %       2.25 %       1.93 %       1.72 %(b)    1.53 %      1.59 %
           After expense reimbursements and waived fees      1.95 %       2.16 %       1.87 %       1.69 %(b)    1.51 %      1.56 %
      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees    (1.60)%      (1.86)%      (1.69)%      (1.27)%(b)   (1.29)%     (1.41)%
           After expense reimbursements and waived fees     (1.54)%      (1.77)%      (1.63)%      (1.23)%(b)   (1.28)%     (1.38)%

      Portfolio turnover rate ........................      78.37 %      85.67 %     104.17 %      96.61 %     124.81 %    165.92 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)   Annualized.
(c)   Total return does not reflect payment of a sales charge.

                                                                                     See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include the period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor Shares were liquidated. On September 17, 2003, the Super-Institutional Shares were liquidated leaving two available classes of shares - Institutional Class Shares and Class A Investor Shares. The Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Class A Investor Shares are offered with a sales charge and bear distribution fees.

     Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to Class A Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $74,638,400 of which $49,120,296 expires in the year 2009 and $25,518,104 expires in the year 2010. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $414,268 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decreasing paid-in capital.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Class A Investor Shares, and received a fee at the annual rate of 0.015% of the average daily net assets for the Super-Institutional Shares. The Administrator also received a monthly fee of $2,250 for the Institutional Shares and for Class A Investor Shares, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Class A Investor Shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.






                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the year ended October 31, 2004, the Distributor retained sales charges in the amount of $115.

     Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to the Class A Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

     The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Class A Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Class A Investor Shares of the Fund or support servicing of shareholder accounts. The Fund incurred $19,393 in distribution and service fees under the Plan with respect to Class A Investor Shares for the year ended October 31, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first two lines of the table below provide information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The last two lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                      Beginning          Ending
                                                        Total       Account Value    Account Value      Expenses Paid
                                                       Return     November 1, 2003  October 31, 2004   During Period^2
                                                       ------     ----------------  ----------------   ---------------

Actual return for Institutional Shares                  2.28%       $ 1,000.00         $ 1,022.80          $ 17.19
Actual return for Class A Investor Shares               1.99%       $ 1,000.00         $ 1,019.90          $ 19.69
Hypothetical return for Institutional Shares^1          5.00%       $ 1,000.00         $ 1,033.00          $ 17.28
Hypothetical return for Class A Investor Shares^1       5.00%       $ 1,000.00         $ 1,030.50          $ 19.80


  ^1 The hypothetical return of 5.00% is the annual return before expenses. ^2 Expenses are equal to the Fund's annualized expense ratio (1.70% and
      1.95% for the Institutional Shares and Class A Investor Shares, respectively) multiplied by the average account value over the period.


NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $24,230,990 and $35,087,171, respectively, for the year ended October 31, 2004.


NOTE 6 - EXPENSE REDUCTIONS

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $20,141 under these agreements.



















                                                                    (Continued)

                           THE CHESAPEAKE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)


---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                    Brinson   Chevrolet,    Inc.                         Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)


---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


 /s/ Deloitte & Touche LLP

December 22, 2004

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE CHESAPEAKE CORE GROWTH FUND

                                February 28, 2005

                                 A series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863



                                Table of Contents
                                -----------------

                                                                            Page
                                                                            ----
OTHER INVESTMENT POLICIES..................................................... 2
INVESTMENT LIMITATIONS........................................................ 4
PORTFOLIO TRANSACTIONS........................................................ 6
NET ASSET VALUE............................................................... 7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................ 8
DESCRIPTION OF THE TRUST...................................................... 9
ADDITIONAL INFORMATION CONCERNING TAXES.......................................10
MANAGEMENT OF THE FUND........................................................12
SPECIAL SHAREHOLDER SERVICES..................................................20
Disclosure of Portfolio Holdings..............................................21
ADDITIONAL INFORMATION ON PERFORMANCE.........................................21
FINANCIAL STATEMENTS..........................................................23
APPENDIX A - DESCRIPTION OF RATINGS...........................................24
APPENDIX B - PROXY VOTING POLICIES ...........................................28







This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for The Chesapeake Core Growth Fund ("Fund"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund was organized on September 29, 1997 as a separate diversified series of the Gardner Lewis Investment Trust ("Trust"). The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") and was organized on October 2, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will normally occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust has implemented procedures to monitor, on a continuous basis, the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management L.P. ("Advisor"), the investment advisor to the Fund, will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), or Fitch Investors Service, Inc. ("Fitch") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Funding Agreements. The Fund may invest in various types of funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protection under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees

(each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, (iv) the nature of the security (including any demand or tender features) and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Illiquid securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay. Adverse market conditions could impede such a public offering of securities.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities. The term "foreign security" shall mean a security issued by a foreign private issuer where the primary exchange listing of such security is outside of the United States, or a security issued by a foreign government. The term "foreign security" shall not include American Depository Receipts ("ADRs") or a security for which the primary issuer is in the United States. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special considerations not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the U.S. and, compared to the U.S., there may be a lack of uniform accounting, auditing, and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored ADRs. ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies. Federal securities laws limit the extent to which a Fund can invest in other investment companies. Consequently, the Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets, except as otherwise permitted by SEC rules. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risks related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 25% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities, which the Advisor has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Advisor. Each loan of securities will be collateralized by cash, securities or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.

Borrowing. The Fund may borrow money from banks as a temporary measure (i) for extraordinary or emergency purposes in amounts not exceeding 5% of its total assets or (ii) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets. In the event that the Fund should ever borrow money under these conditions, such borrowing could increase the Fund's costs and thus reduce the value of the Fund's assets.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of (i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3.   Invest  25% or more of the  value of its total  assets in any one  industry
     (except  that  securities  of  the  U.S.  government,   its  agencies,  and
     instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5. Purchase or sell commodities or commodities contracts; real estate (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act;

9. Write, purchase, or sell puts, calls, straddles, spreads, combinations thereof, or futures contracts or related options; and

10. Make loans of money, except that the Fund may (i) make loans of portfolio securities up to 25% of the Fund's total assets, (ii) invest in market instruments, debt securities, or other debt instruments, and (iii) invest in repurchase agreements.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers that have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2. Invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who beneficially own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.) While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions during the current fiscal year; and

5.   Purchase  foreign  securities  other than  those  traded on  domestic  U.S.
     exchanges.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument.

The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

The Fund has adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers. In accordance with these policies and procedures in executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Advisor may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Fund's shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended October 31, 2004, the Fund participated in commission recapture programs (e.g., a program where a portion of the brokerage commissions paid on portfolio transactions to a broker is returned directly to the Fund) with Instinet Corporation and Standard & Poor's Securities, Inc., both of New York, New York. These portions are then used to offset overall Fund expenses. During such year the firms received $326,298 and $19,695, respectively, in brokerage commissions from the Fund and paid $14,647 and $133,690, respectively, of the Fund's operating expenses. These oral arrangements are voluntary upon the part of the brokers and the Fund and do not require a minimum volume of transactions to participate. Both the broker and the Fund may cancel the program at any time. The Trustees have reviewed these programs to insure compliance with the Fund's policies and procedures. In addition, Trustees review the Fund's brokerage commissions quarterly to insure they are reasonable. There can be no assurance that these arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker since the Fund's inception. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Fund paid brokerage commissions of $680,176, $137,865, and $109,537, respectively; none of which was paid to the Distributor. The increase in brokerage commissions paid for each of these periods from the prior period was primarily due to increased trading resulting from growth in the Fund's total assets.


                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Trust's Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except when the NYSE closes earlier.

The Fund's net asset value per share of the Fund is not calculated on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value per share of the Fund will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended October 31, 2004. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended October 31, 2004, the net expenses of the Fund (after expense reductions of $148,337 paid by brokers pursuant to brokerage/service arrangements with the Fund, waiver of $39,574 of investment advisory fees, and waiver of $126,286 of distribution and services fees) were $2,554,293 (1.33% of the average daily net assets of the Fund). For the fiscal year ended October 31, 2003, the net expenses of the Fund (after expense reductions of $31,400 paid by brokers pursuant to brokerage/service arrangements with the Fund, waiver of $40,095 of investment advisory fees, and waiver of $88,097 of distribution and services fees) were $460,654 (1.31% of the average daily net assets of the
Fund). For the fiscal year ended October 31, 2002, the net expenses of the Fund (after expense reductions of $19,841 paid by brokers pursuant to brokerage/service arrangements with the Fund, waiver of $88,643 of investment advisory fees, and waiver of $25,819 of distribution and services fees) were $332,875 (1.23% of the average daily net assets of the Fund). For the fiscal period ended October 31, 2001, the net expenses of the Fund (after expense reductions of $16,469 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $65,644 of investment advisory fees) were $174,696 (1.17% of the average daily net assets of the Fund).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value. See "Investing in the Fund" in the Prospectus.

The purchase price of shares of the Fund is the net asset value next determined after the order is received. Net asset value is normally determined at the time regular trading closes on the NYSE on days the NYSE is open for regular trading, as described under "Net Asset Value" above. An order received prior to the time regular trading closes on the NYSE will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price calculated as of that time on the next business day.

The Fund reserves the right in its sole discretion to: (i) suspend the offering of its shares, (ii) reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund and its shareholders, and
(iii) reduce or waive the minimum for initial and subsequent investments under circumstances where certain economics can be achieved in sales of Fund shares.

Plan Under Rule 12b-1. The shareholders of the Fund and the Trustees have approved a Plan of Distribution ("Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act (see the "Investing in the Fund - Distribution of the Fund's Shares" section in the Fund's Prospectus). Under the Plan, the Fund may expend a percentage of the Fund's average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plan are 0.25% of the average net assets of the Fund's shares. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

The Plan compensates the Distributor regardless of its expenses. All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the distribution agreement with the Distributor ("Distribution Agreement") have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year, the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund. The Trustees have made such a determination for the current year of operations under the Plan. The Plan, the Distribution Agreement and any dealer agreement with any broker/dealers (each, a "dealer agreement") may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to the Fund's shares, by a majority vote of the Fund's outstanding voting shares. Any amendment materially increasing the maximum percentage payable under the Plan must likewise be approved by a majority vote of the Fund's outstanding voting shares, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended October 31, 2004 fees under the Plan were $355,562 (after voluntary waivers of $126,286 by the Distributor) for which such payments were used as compensation to sales personnel, compensation to broker-dealers, compensation to underwriters, advertising, and servicing shareholder accounts. For the fiscal years ended October 31, 2003 and 2002, the Distributor voluntarily waived all of the fees under the Plan in the amounts of $88,097 and $25,819, respectively. Because the Plan did not commence until June 3, 2002, there are no prior amounts incurred in connection with the Plan for the Fund to be presented here.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; or (iv) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time or to close a shareholder's account if the Fund is unable to verify the shareholder's identity.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under the laws of the Commonwealth of Massachusetts on October 2, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Growth Fund, and The Chesapeake Aggressive Growth Fund (collectively, the "Chesapeake Funds"), all managed by the Advisor. The shares of the Fund and The Chesapeake Aggressive Growth Fund are all of one class; the shares of The Chesapeake Growth Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). The number of shares of each series shall be unlimited. The Trust normally does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The 2003 Jobs and Growth Tax Relief Reconciliation Act reduced the federal tax rate on most dividends paid by U.S. corporations to individuals after December 31, 2002. These qualifying corporate dividends are taxable at long-term capital gains tax rates. Some, but not all, of the dividends paid by the Fund may be taxable at the reduced long-term capital gains tax rate for individual shareholders. If the Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.

Taxable dividends paid by the Fund to corporate shareholders will be taxed at corporate income tax rates. Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether they received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

Each series of the Trust, including the Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate dividends received deduction as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gains dividends received with respect to the shares.

If the Fund declares a dividend in October, November, or December but pays it in January, it will be taxable to shareholders as if they received it in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28% for 2004) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are "exempt recipients."

Depending upon the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Dividends paid by the Fund to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder). The Fund may elect not to withhold the applicable withholding tax on any distribution representing a capital gains dividend to a non-U.S. shareholder.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.


                             MANAGEMENT OF THE FUND

This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers.

The Trustees are responsible for the management and supervision of the Fund. The Trustees set broad policies for the Fund and choose the Fund's officers. The Trustees also approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The following chart shows information for each Trustee, including the Trustees who are not "interested persons" as defined in the 1940 Act ("Independent Trustees") and the Trustee who is an "interested person" as defined in the 1940 Act ("Interested Trustee"), as well as each officer of the Trust. The address of each Trustee and officer, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27802.

------------------------------- ------------ -------- ------------------------------------- ------------- --------------------------
                                                                                              Number of
                                                                                              Portfolios
                                              Length                                          in Fund
                                Position(s)     of                                             Complex
        Name, Age,              held with     Time            Principal Occupation(s)        Overseen by       Other Directorships
       and Address              Fund/Trust     Served            During Past 5 Years           Trustee           Held by Trustee
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                        Independent Trustees
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Jack E. Brinson, 72             Trustee      Since     Retired;  Previously,  President of       3       Mr. Brinson  serves  as  an
                                             8/92      Brinson  Investment  Co.  (personal               Independent Trustee  of the
                                                       investments)  and President    of                 following:  The  Nottingham
                                                       Brinson Chevrolet,   Inc.                         InvestmentTrust  II for the
                                                       (auto dealership)                                 six  series of  that trust;
                                                                                                         New  Providence  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust; Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of  that
                                                                                                         trust; de Leon  Funds Trust
                                                                                                         for the one  series of that
                                                                                                         trust;        MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series of  that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that  trust; Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one  series  of that trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the  two series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Theo H. Pitt, Jr., 68           Trustee      Since     Senior    Partner   of    Community       3       Mr.  Pitt  serves  as   an
                                             4/02      Financial Institutions  Consulting,               Independent Trustee of the
                                                       since 1997;  Account  Administrator               following:  de  Leon  Funds
                                                       of Holden Wealth  Management  Group               Trust for the one series of
                                                       of   Wachovia   Securities   (money               that Trust; Hillman Capital
                                                       management firm),  since September,               Management  Investment  for
                                                       2003                                              the  two  series  of   that
                                                                                                         Trust;   MurphyMorris
                                                                                                         Investment  Trust  for  the
                                                                                                         one  series  of that trust;
                                                                                                         Merit  Advisors  Investment
                                                                                                         Trust for the one series of
                                                                                                         that trust;  Merit Advisors
                                                                                                         Investment Trust II for the
                                                                                                         one series  of that  trust;
                                                                                                         and Tilson Investment Trust
                                                                                                         for the two  series of that
                                                                                                         trust     (all   registered
                                                                                                         investment companies)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
                                                         Interested Trustee*
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
W. Whitfield Gardner, 42        Chairman     Since     Chairman   and   Chief    Executive       3                     None
Chief Executive Officer         and          6/96      Officer  of  Gardner   Lewis  Asset
The Chesapeake Funds            Chief                  Management,     L.P.     (Advisor);
285 Wilmington-West Chester     Executive              Chairman   and   Chief    Executive
Pike                            Officer                Officer  of  Gardner   Lewis  Asset
Chadds Ford, Pennsylvania       (Principal             Management,     Inc.    (investment
19317                           Executive              advisor)
                                Officer)
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
*Basis of Interestedness.  W. Whitfield Gardner is an Interested Trustee because he is an officer and principal owner of Gardner
Lewis Asset Management, L.P., the investment advisor to the Fund.
------------------------------------------------------------------------------------------------------------------------------------
                                                              Officers
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
John L. Lewis, IV, 41           President    Since     President  of Gardner  Lewis  Asset      n/a                     n/a
The Chesapeake Funds                         12/93     Management, L.P., since April 1990
285 Wilmington-West Chester
Pike
Chadds Ford, Pennsylvania
19317
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------

                                                                 13

------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Tracey L. Hendricks, 37         Assistant    Assistant Vice    President    of   Financial      n/a                     n/a
                                Secretary    Secretary Reporting,  Tax,  Internal,  Audit,
                                and          since     and  Compliance  of The  Nottingham
                                Treasurer    12/04     Company   (Administrator   to   the
                                (Principal   and       Fund),   since  2004;   previously,
                                Financial    Treasurer Vice President of Special  Projects
                                Officer)     since     of  The  Nottingham   Company  from
                                             12/04     2001    and    Manager    of   Fund
                                                       Accounting from 1994.
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
Julian G. Winters, 36           Secretary    Secretary Vice     President,      Compliance      n/a                     n/a
                                and          since     Administration of The Nottingham
                                Assistant    12/04;    Company, since 1998
                                Treasurer    Assistant
                                             Treasurer
                                             since
                                             12/02
------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------
William D. Zantzinger, 43       Vice         Since     Manager   of   Trading  of  Gardner      n/a                     n/a
The Chesapeake Funds            President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West Chester     and Chief
Pike                            Compliance
Chadds Ford, Pennsylvania       Officer
19317

------------------------------- ------------ --------- ------------------------------------ ------------ ---------------------------


Trustee Standing Committees. The Trustees have established the following standing committees:

     Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee met four times during the Fund's last fiscal year.

     Nominating Committee: All of the Independent Trustees are members of the Nominating Committee. The Nominating Committee nominates, selects and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust. The nomination of independent trustees is in the sole discretion of the Nominating Committee. The Nominating Committee meets only as necessary and did not meet during the Fund's last fiscal year. The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.

     Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its vote, if called upon by the Trustees or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and met once during the Fund's last fiscal year.

     Qualified Legal Compliance Committee: All of the Independent Trustees are members of the Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee receives, investigates and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, trustees or agents. The Qualified Legal Compliance Committee meets only as necessary and did not meet during the Fund's last fiscal year.

Beneficial Equity Ownership Information. [[to be updated]]The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of December 31, 2004 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

------------------------- ------------------------------------- -----------------------------------
                                                                  Aggregate Dollar Range of Equity
                                                                   Securities in All Registered
                                                                   Investment Companies Overseen
                            Dollar Range of Equity Securities         By Trustee in Family of
     Name of Trustee                  in the Fund                     Investment Companies*
------------------------- ------------------------------------- -----------------------------------
                                       Independent Trustees
------------------------- ------------------------------------- -----------------------------------
Jack E. Brinson                            A                                   B
------------------------- ------------------------------------- -----------------------------------
Theo H. Pitt, Jr.                          A                                   A
---------------------------------------------------------------------------------------------------
                                        Interested Trustee
------------------------- ------------------------------------- -----------------------------------
W. Whitfield Gardner                       E                                   E
------------------------- ------------------------------------- -----------------------------------

     * Includes the three funds of the Trust.

Ownership of Securities of Advisor, Distributor, or Related Entities. As of December 31, 2004, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.

Approval of the Investment Advisory Agreement. As discussed in the "Investment Advisor" section below, the Trustees must specifically approve at least annually the renewal and continuance of the Investment Advisory Agreement ("Advisory Agreement") with the Advisor. During the year, the Trustees requested that the Advisor provide the Trustees with quarterly reports on the performance of the Fund and the basic future strategy of the Advisor with regard to the Fund. In addition, before the Trustees' meeting to decide on whether to renew the Advisory Agreement, the Advisor was requested to provide the Trustees with various information and materials about the Advisor and its services to the Fund. In evaluating whether to renew and continue the Advisory Agreement, the Trustees reviewed the information and materials provided by the Advisor as well as other materials and comparative reports provided by the Fund's other service providers, including Fund counsel. The Trustees also reviewed certain soft dollar arrangements involving broker rebates. These rebates were used by the Fund to offset Fund expenses. The Advisor did not receive any direct benefits from the soft dollar arrangements other than the benefit to the Fund.

In deciding on whether to renew and continue the Advisory Agreement, the Trustees considered numerous factors, including: (i) the nature and extent of the services provided by the Advisor; (ii) the Advisor's personnel and methods of operating; (iii) the investment performance of the Fund; (iii) overall expenses of the Fund including the Expense Limitation Agreement between the Trust on behalf of the Fund and the Advisor; (iv) the financial condition of the Advisor; and (v) the Advisor's investment strategy for the Fund.

Based upon its evaluation of the information, materials and factors described above, the Trustees concluded for the Fund: (i) that the terms of the Advisory Agreement were reasonable and fair; (ii) that the fees paid to the Advisor under the Advisory Agreement and the Fund's expense ratio as compared to similar funds were reasonable and fair; (iii) that they were satisfied with the Advisor's services, personnel and investment strategy; and (iv) that it was in the best interest of the Trust and the Fund to continue its relationship with the Advisor. Therefore, the Trustees, including the Trustees who are not a party to the Advisory Agreement or interested persons of the Advisor, unanimously approved the renewal and continuation of the Advisory Agreement for the Fund for another year.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The following compensation table for the Trustees is based on figures for the fiscal year ended October 31, 2004.

----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                                                                                         Total
                                                            Pension or                                Compensation
                                       Aggregate        Retirement Benefits        Estimated          from the Fund
                                      Compensation          Accrued As              Annual             and Trust
              Name of                   from the           Part of Fund         Benefits Upon           Paid to
         Person, Position                 Fund               Expenses             Retirement           Trustees*
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                      Independent Trustees
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Jack E. Brinson, Trustee                 $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
Theo H. Pitt, Jr., Trustee**             $3,650                None                  None               $10,950
----------------------------------- ----------------- ----------------------- ------------------- --------------------
                                       Interested Trustee
----------------------------------- ----------------- ----------------------- ------------------- --------------------
W. Whitfield Gardner, Trustee             None                 None                  None                 None
----------------------------------- ----------------- ----------------------- ------------------- --------------------

* Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.

Code of Ethics. The Trust and the Advisor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to this code). There can be no assurance that the codes will be effective in preventing such activities.

Proxy Voting Policies. The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Fund, subject to oversight of the Trustees. A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this SAI.

No later than August 31 of each year, the Fund must file Form N-PX with the SEC. Form N-PX states how an investment company voted proxies for the prior twelve-month period ended June 30. The Fund's proxy voting records, as set forth in the most recent Form N-PX filing, are available upon request without charge, by the calling the Fund at 1-800-430-3863. This information is also available on the SEC's website at http://www.sec.gov.

Principal Holders of Voting Securities. [[to be updated]] As of February __, 2005, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) ____% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of February __, 2005.

   Name and Address of           Amount and Nature of              Percent
   Beneficial Owner              Beneficial Ownership              of Fund
   ----------------              --------------------              -------

Charles Schwab & Co. Inc.          _________ shares                  ___%*
Attn:  Mutual Funds Dept
101 Montgomery Street
San Francisco, CA  94104

EGAP & CO                             _____  shares                  __%
c/o Chittenden Trust Co
Post Office Box 820
2 Burlington Square
Burlington, VT  05401-4412

* Pursuant to applicable SEC regulations, this shareholder is deemed to control the Fund. This is an omnibus account holding shares for certain investors investing in the Fund through Charles Schwab & Co. Inc.

Investment Advisor. Information about the Advisor and its duties and compensation as advisor to the Fund is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to the Advisory Agreement. The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Fund (as approved by the Trustees or by vote of a majority of the Fund's outstanding voting securities) or by the Advisor. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis, IV. Both are principals and control persons of the Advisor by ownership. W. Whitfield Gardner, John L. Lewis, IV and William D. Zantzinger, Vice President of the Fund, are affiliated persons of the Fund and the Advisor.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Advisory Agreement.

The Advisor is entitled to a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended October 31, 2004, the Advisor received its fee in the amount of $1,887,816 after voluntarily waiving a portion of its fee in the amount of $39,574. For the fiscal year ended October 31, 2003, the Advisor received its fee in the amount of $312,294 after voluntarily waiving a portion of its fee in the amount of $40,095. For the fiscal year ended October 31, 2002, the Advisor received its fee in the amount of $181,334 after voluntarily waiving a portion of its fee in the amount of $88,643.

Portfolio Managers

     Compensation. The portfolio managers are principals of Gardner Lewis Asset Management and their compensation varies with the general success of Gardner Lewis Asset Management as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of Gardner Lewis Asset Management for the given time period. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level.

     Ownership of Fund Shares. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of the end of the Fund's fiscal year ended October 31, 2004 stated as one of the following ranges:
None;   $1-$10,000;   $10,001-$50,000;   $50,001-$100,000;    $100,001-$500,000;
$500,001-$1,000,000; and over $1,000,000.

------------------------------------- ----------------------------------
                                           Dollar Range of Equity
                                                 Securities
     Name of Portfolio Manager                   in the Fund
------------------------------------- ----------------------------------
W. Whitfield Gardner                         [[To be Provided]]
------------------------------------- ----------------------------------
John L. Lewis, IV                            [[To be Provided]]
------------------------------------- ----------------------------------

     Other Accounts. In addition to the Fund, the portfolio managers (working as a team) are responsible for the day-to-day management of certain other accounts, as follows:

------------------- ----------------------------------- ---------------------------------- ----------------------------------
                             Registered Investment              Other Pooled Investment
                                 Companies                             Vehicles                      Other Accounts

                       Number of                           Number of                         Number of
     Name               Accounts         Total Assets       Accounts       Total Assets      Accounts        Total Assets
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
W. Whitfield              TBD             $_______            ___           $________            ____             $____
Gardner & John L.
Lewis, IV
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]                               $[XX]                              $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
Accounts where            TBD             $_______            __            $________             __             $______
compensation is
based upon
account
performance
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------
                                           $[XX]               X               $[XX]             X                $[XX]
------------------- ----------------- ----------------- ---------------- ----------------- ----------------- ----------------

     Conflicts of Interests. Mr. Gardner's and Mr. Lewis's management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include foundation, endowment, corporate pension, mutual fund and other pooled investment vehicles (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Fund. While the portfolio managers' management of other accounts may give rise to the following potential conflicts of interest, Gardner Lewis Asset Management does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Gardner Lewis Asset Management believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

     Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund. However, because the Fund seeks to track its benchmark based on published information about the benchmark index, much of this information is publicly available. Moreover, Gardner Lewis Asset Management has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Investment Opportunities. Gardner Lewis provides investment supervisory services for a number of investment products that have varying investment guidelines. The same portfolio management team works across all investment products. For some of these investment strategies, the Adviser may be compensated based on the profitability of the account. These incentive compensation structures may create a conflict of interest for the Adviser with regard to other client accounts where the Adviser is paid based on a percentage of assets in that the Adviser may have an incentive to allocate the investment ideas that it believes might be the most profitable to the client accounts where they might share in investment gains. The Adviser has implemented policies and procedures in an attempt to ensure that investment opportunities are allocated in a manner that is fair and appropriate to the various investment strategies based on the firm's investment strategy guidelines and individual client investment guidelines. When an investment opportunity is deemed appropriate for more than one strategy, allocations are generally made on a pro-rata basis.

Fund Accountant and Administrator. The Trust has entered into an Amended and Restated Fund Accounting and Compliance Administration Agreement with The Nottingham Management Company d/b/a The Nottingham Company ("Administrator"), a North Carolina corporation, whose address is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.

Compensation of the Administrator is based on a fund administration fee at the annual rate of 0.075% of the average daily net assets of the Fund, plus an annual fee of $12,500 per class of shares. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 for each class of shares and an annual asset based fee of 0.01% of the net assets of the Fund for fund accounting and recordkeeping services. The Administrator will also receive the following to procure and pay the custodian for the Trust: 0.020% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $4,800 ($400 per month). The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal years ended October 31, 2004, 2003 and 2002, the Administrator received $144,554, $26,429, and $20,248, respectively, in fund administration fees. For the same years, the Administrator received fund accounting fees of $46,274, $30,524, and $29,700, respectively.

The Administrator performs the following services for the Fund: (i) procures on behalf of, and coordinates with, the custodian and monitors the services it provides to the Fund; (ii) coordinates with and monitors any other third parties furnishing services to the Fund; (iii) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (iv) assists or supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (v) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (vii) assists in the preparation of, and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent receives a shareholder servicing fee of $15 per shareholder per year, with a minimum fee of $1,500 per month per fund and a minimum fee of $750 per month for each additional class of shares. For the fiscal years ended October 31, 2004, 2003 and 2002, the Transfer Agent received $19,636, $18,000, and $18,000, respectively, in such shareholder servicing fees.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to the Distribution Agreement approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. Wachovia Bank, N.A., successor by merger to First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody-PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Administrator a fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP, Two World Center, New York, New York 10281-1414 serves as the independent registered public accounting firm for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are generally not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $25,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $250 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                         The Chesapeake Core Growth Fund
                           c/o NC Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price - Determining the Fund's Net Asset Value" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (i) $250,000 or (ii) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Prospectus under the heading "Redeeming Your Shares - Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund will publicly disclose a complete schedule of the Fund's portfolio holdings, as reported on a quarterly basis. This information is generally available within 60 days after the Fund's fiscal quarter end and will remain accessible until the posting of the next fiscal quarter's portfolio holdings report. You may obtain a copy of these quarterly portfolio holdings report by calling the Fund at 1-800-430-3863. The Fund will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable. The Fund's Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. In addition, the second and fourth fiscal quarter portfolio holdings report will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.

The Fund may share non-public portfolio holdings information with its service providers, such as the Fund's investment advisor, accountants, administrator, custodian, pricing services, proxy voting services and other providers of service to the Fund, such as the Fund's counsel, who require access to such information in order to fulfill their contractual duties to the Fund. The Fund may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by law, to the certain mutual fund analysts and rating and tracking entities, such as Morningstar, Inc., Lipper Analytical Services, Inc. and similar type organizations, to other third parties if the Advisor believes the Fund has a legitimate business purpose for doing so and to such other parties as the Trustees may instruct or authorize.


                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial investment in the Fund at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Fund's contracts. Performance figures will be given for the recent one-year, five-year, and ten-year periods or for the life of the Fund if it has not been in existence for any such periods, and any other periods as may be required under applicable law or regulation. When considering average annual total return figures for periods longer than one year, it is important to note that the annual total return for the Fund for any given year might have been greater or less than its average for the entire period.

The average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ERV

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = Ending Redeemable Value of a hypothetical initial payment of
               $1,000

The average annual total return (after taxes on distributions) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                 P(1+T)^n = ATVd

Where    P = a hypothetical  initial  payment of $1,000
         T = average annual total return (after taxes on distributions) n = number of years
         ATVd = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions but not after taxes on redemption

The average annual total return (after taxes on distributions and sale of fund shares) is calculated by finding the average annual compounded rates of return over the applicable period that would equate the initial amount invested to the ending value using the following formula:

                                P(1+T)^n = ATVdr

Where    P = a hypothetical initial payment of $1,000
         T = average annual total return (after taxes on distributions and redemptions)
         n = number of years
         ATVdr = Ending Redeemable Value of a hypothetical initial payment of $1,000, after taxes on fund distributions and redemption

The calculation of average annual total return and aggregate total return assumes an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered as representative of the Fund's performance for any specified period in the future.

The Fund may also compute the "cumulative total return" of the Fund, which represents the total change in value of an investment in the Fund for a specified period (again reflecting changes in Fund share prices and assuming reinvestment of Fund distributions). Cumulative total return is calculated in a similar manner as average annual total return, except that the return is aggregated, rather than annualized. The Fund may also compute average annual total return and cumulative total return after taxes on distributions and after taxes on distributions and redemption, which are calculated in a similar manner after adjustments for taxes on distributions and taxes on distributions and redemption.

The calculations of average annual total return and cumulative total return after taxes on fund distributions and redemption assume there is a reinvestment of all dividends and capital gain distributions, less the taxes due on such distributions, on the reinvestment dates during the period. The ending value after taxes on fund distributions and redemption is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations and subtracting of capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

The performance quotations below (before and after taxes) should not be considered representative of the Fund's performance for any specified period in the future and after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as an individual retirement account (IRA) or 401(k) plan.

The average annual returns before taxes on distributions of the Fund for the one-year and five-year periods ended October 31, 2004 and the period since September 29, 1997, date of commencement of operations of the Fund ("Inception"), through October 31, 2004 were 4.26%, 3.82%, and 9.40%, respectively. The cumulative total return before taxes on distributions of the Fund since Inception through October 31, 2004 was 89.08%. The average annual returns after taxes on distributions of the Fund for the one-year and five-year periods ended October 31, 2004 and the period since Inception through October 31, 2004 were 4.26%, 2.46%, and 8.38%, respectively. The cumulative total return after taxes on distributions of the Fund since Inception through October 31, 2004 was 76.95%. The average annual returns after taxes on distributions and sale of shares of the Fund for the one-year and five-year periods ended October 31, 2004 and the period since Inception through October 31, 2004 were 2.77%, 2.53%, and 7.68%, respectively. The cumulative total return after taxes on distributions and sale of shares of the Fund since Inception through October 31, 2004 was 69.02%.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the U.S. securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

     o Lipper Analytical Services, Inc. which ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

     o Morningstar, Inc., an independent rating service, which is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited financial statements for the fiscal year ended October 31, 2004, including the financial highlights appearing in the Fund's Annual Report to shareholders, are incorporated by reference and made a part of this document.

                       APPENDIX A - DESCRIPTION OF RATINGS

The various ratings used by the nationally recognized securities rating services are described below. A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.


STANDARD & POOR'S(R) RATINGS SERVICES. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

     AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes. The rating SP-3 indicates a speculative capacity to pay principal and interest.


MOODY'S INVESTOR SERVICE, INC. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:

     Aaa - Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     Aa - Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A - Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.

     Baa - Bond obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Obligations which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk. Obligations rated B are considered speculative and are subject to high credit risk. Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.


Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings.

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

     P-1 -Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

     P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

     P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

     NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term  ratings enhanced
by  the  senior-most   long-term   rating  of  the  issuer,   its  guarantor  or
support-provider.

US Municipal Short-Term Debt And Demand Obligation Ratings

Short-Term Debt Ratings - There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

     MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

     SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings - In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue's specific structural or credit features.

     VMIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

     SG - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.


FITCH RATINGS. The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):

Long-Term Ratings.

     AAA - Highest credit quality. The rating AAA denotes that the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. The rating AA denotes a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. The rating A denotes a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.

     BBB - Good credit quality. The rating BBB indicates that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities. Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing. BB is considered speculative and B is considered highly speculative. Securities rated CCC, CC and C are regarded as a high default risk. A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default. Securities rated DDD, D and D indicate a default has occurred.
Short-Term Ratings.

     F1 - Highest credit quality. The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.

     F2 - Good credit quality. The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.

     F3 - Fair credit quality. The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     B - Speculative. The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

Short-term rates B, C and D by Fitch are considered by the Advisor to be below investment-grade securities. Short-term securities rated B are considered speculative, securities rated C have a high default risk and securities rated D denote actual or imminent payment default.

(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to long-term ratings "AAA" category or to the categories below "CCC", nor to short-term ratings other than "F1". The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

                       APPENDIX B - PROXY VOTING POLICIES



The following proxy voting policies are provided:

     (1)  the Trust's Proxy Voting and Disclosure Policy and
     (2) the Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

                         GARDNER LEWIS INVESTMENT TRUST

                       PROXY VOTING AND DISCLOSURE POLICY


I.   Introduction

     Effective April 14, 2003, the Securities and Exchange Commission ("SEC") adopted rule and form amendments under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 ("Investment Company Act") to require registered management investment companies to provide disclosure about how they vote proxies for their portfolio securities (collectively, the rule and form amendments are referred to herein as the "IC Amendments").

     The IC Amendments require that the Gardner Lewis Investment Trust ("Trust") and each of its series of shares, The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund and The Chesapeake Core Growth Fund (individually "Fund" and collectively "Funds"), disclose the policies and procedures used to determine how to vote proxies for portfolio securities. The IC Amendments also require the Funds to file with the SEC and to make available to their shareholders the specific proxy votes cast for portfolio securities.

     This Proxy Voting and Disclosure Policy ("Policy") is designed to ensure that the Funds comply with the requirements of the IC Amendments, and otherwise fulfills their obligations with respect to proxy voting, disclosure, and recordkeeping. The overall goal is to ensure that each Fund's proxy voting is managed in an effort to act in the best interests of its shareholders. While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.


II.  Specific Proxy Voting Policies and Procedures

     A.   General

     The Trust's Board of Trustees ("Board") believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds' shareholders.

     B.   Delegation to Fund's Advisor

     The Board believes that Gardner Lewis Asset Management L.P. ("Advisor"), as the Funds' investment Advisor, is in the best position to make individual voting decisions for each Fund consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisor is hereby delegated the following duties:

     (i)  to make the proxy voting decisions for each Fund; and
     (ii) to assist each Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and
          (d) whether the Fund cast its vote for or against management.

     The Board, including a majority of the independent trustees of the Board, must approve the Advisor's Proxy Voting and Disclosure Policy ("Advisor's Voting Policy") as it relates to each Fund. The Board must also approve any material changes to the Advisor's Voting Policy no later than four (4) months after adoption by the Advisor.

     C.   Conflicts

     In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders. For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy as set forth in the Advisor's Voting Policy, provided such specific voting policy was approved by the Board or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee (as defined below). In addition, provided the Advisor is not affiliated with a Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the Advisor with respect to a matter to which the Fund is entitled to vote, a vote by the Advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.


III. Fund Disclosure

     A. Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities

     Beginning with a Fund's next annual update to its Statement of Additional Information ("SAI") on Form N-1A after July 1, 2003, the Fund shall disclose this Policy, or a description of the policies and procedures of this Policy, to its shareholders. The Fund will notify shareholders in the SAI and the Fund's shareholder reports that a description of this Policy is available upon request, without charge, by calling a specified toll-free telephone number, by reviewing the Fund's website, if applicable, and by reviewing filings available on the SEC's website at http://www.sec.gov. The Fund will send this description of the Fund's Policy within three business days of receipt of any shareholder request, by first-class mail or other means designed to ensure equally prompt delivery.

     B.   Disclosure of the Fund's Complete Proxy Voting Record

     In accordance with Rule 30b1-4 of the Investment Company Act, beginning after June 30, 2004, each Fund shall disclose to its shareholders on Form N-PX the Fund's complete proxy voting record for the twelve month period ended June 30 by no later than August 31 of each year.

     Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:

          (i)   The name of the issuer of the portfolio security;
          (ii)  The exchange  ticker  symbol  of  the  portfolio   security  (if
                available through reasonably practicable means);
          (iii) The Council  on  Uniform  Security   Identification   Procedures
                ("CUSIP")  number  for  the  portfolio  security  (if  available through reasonably practicable means);
          (iv)  The shareholder  meeting date;
          (v)   A brief identification of the matter voted on;
          (vi) Whether the matter was proposed by the issuer or by a security holder;
          (vii) Whether the Fund cast its vote on the matter;
          (viii)How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
          (ix)  Whether the Fund cast its vote for or against management.

     Each Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable. If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N-PX on the website beginning the same day it files such information with the SEC.

     Each Fund shall also include in its annual reports, semi-annual reports and SAI a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified Internet address; and (2) on the SEC's website. If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N-PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.


IV.  Recordkeeping

     The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:

          (i)  A copy of this Policy;
          (ii) Proxy statements received regarding each Fund's securities;
          (iii)Records of votes cast on behalf of each Fund; and
          (iv) A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.

     The foregoing records may be kept as part of the Advisor's records.

     A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's Advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.


V.   Proxy Voting Committee

     A.   General

     The proxy voting committee of the Trust ("Proxy Voting Committee") shall be composed entirely of independent trustees of the Board and may be comprised of one or more such independent trustees as the Board may, from time to time, decide. The purpose of the Proxy Voting Committee shall be to determine how a Fund should cast its vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor or principal underwriter, on the other hand.

     B.   Powers and Methods of Operation

     The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board may, from time to time, grant and/or assign the Proxy Voting Committee. The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board may, from time to time, determine. The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference or by consent in writing without a meeting shall be the act of the Proxy Voting Committee. The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary. The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records. The Proxy Voting Committee shall review this Policy and recommend any changes to the Board as it deems necessary or advisable.

VI.  Other

     This Policy may be amended, from time to time, as determined by the Board.

Adopted as of this 1st day of July, 2003.

                         GARDNER LEWIS ASSET MANAGEMENT

                               PROXY VOTING POLICY


It is the intent of Gardner Lewis Asset Management ("Gardner Lewis") to vote proxies in the best interests of the firm's clients. In order to facilitate this proxy voting process, Gardner Lewis receives proxy voting and corporate governance advice from Institutional Shareholder Services ("ISS") to assist in the due diligence process related to making appropriate proxy voting decisions related to client accounts. Corporate actions are monitored by Gardner Lewis' operations and research staff through information received from ISS regarding upcoming issues.

Clients with separately managed accounts may request a copy of this policy or how proxies relating to their securities were voted by contacting the advisor directly. Investors in the Chesapeake Family of Funds (individually "Fund" or collectively "Funds") may request a copy of this policy or the Fund's proxy voting record upon request, without charge, by calling the Fund at 1-800-430-3863, by reviewing the Fund's website, if applicable, or by reviewing filings available on the SEC's website at http://www.sec.gov.


I.   INSTITUTIONAL SHAREHOLDER SERVICES (ISS)

ISS is an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. Gardner Lewis utilizes the ISS Standard Policy. These services, provided to Gardner Lewis, include in-depth research, analysis, and voting recommendations. In the vast majority of circumstances proxy issues are voted in accordance with ISS recommendations.

Gardner Lewis has also appointed a group of senior level employees to act as a Proxy Committee ("Proxy Committee"). In those circumstances where the Portfolio Manager or Analyst who covers a security for Gardner Lewis determines that they wish to vote contrary to ISS's recommendations, the Proxy Committee reviews the issue and makes the final decision regarding how shares will be voted. In evaluating issues, the Proxy Committee may consider information from ISS, the Analyst/Portfolio Manager, the management of the subject company, and shareholder groups.


II.  CONFLICTS OF INTEREST

As stated above, the Proxy Committee reviews all of those issues where Gardner Lewis' internal research staff believes that proxies should be voted contrary to ISS guidelines. The Proxy Committee's review is intended to determine if a material conflict of interest exists that should be considered in the vote decision. The Proxy Committee examines business, personal and familial relationships with the subject company and/or interested parties. If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with ISS's recommendation. In the event ISS is unable to make a recommendation on a proxy vote regarding an investment held by a Fund, the Proxy Committee will defer the decision to the Fund's Proxy Voting Committee, which is made up of independent trustees. Decisions made by the Fund's Proxy Voting Committee will be used to vote proxies for other Gardner Lewis clients holding the same security. For securities not held by a Fund, if ISS is unable to make a recommendation then Gardner Lewis's internal Proxy Committee will direct the voting of such shares.


III. VOTING PROCEDURES

The physical voting process and recordkeeping of votes is carried out by Gardner Lewis Operations Staff at both the broader company and individual account levels through the Automatic Data Processing, Inc. (ADP) Proxy Edge System.

Gardner Lewis votes most proxies for clients where voting authority has been given to the advisor by the client. However, in some circumstances the advisor may decide not to vote some proxies if they determine that voting such proxies is not in the client's best interests. For example: the advisor may choose not to vote routine matters if shares would need to be recalled in a stock loan program. Gardner Lewis will not vote:

     1) when the shares are sold after the record date but before the meeting date,

     2) proxies for legacy securities held in a new client account previously managed by another manager that the advisor intends to sell,
     3) proxies for securities held in an unsupervised portion of a client's account,
     4) proxies that are subject to blocking restrictions, proxies that require the advisor to travel overseas in order to vote, or
     5)   proxies that are written in a language other than English.


IV.  RECORD RETENTION

Gardner Lewis retains records relating to:
     1)   Proxy voting policies and procedures
     2) Proxy statements received for client securities (The advisor may rely on filings made on Edgar or its voting service to maintain this record)
     3)   Records of votes cast on behalf of clients
     4)   Records of client requests for proxy voting info
     5) Documents prepared by the advisor that were material to making a proxy voting decision or memorialized the basis for the decisions.

All such records will be maintained as required by applicable laws and regulations.


V.   VOTING GUIDELINES

Attached is the current ISS Proxy Voting Guidelines Summary that provides general voting parameters on various types of issues when there are no extenuating circumstances. As discussed above, in the vast majority of circumstances proxy issues will be voted in accordance with ISS recommendations.

Gardner Lewis reserves the right to amend and revise this policy without notice at any time.


This policy is dated June 30, 2003.

                                   Appendix D
                                ISS Proxy Voting
                               Guidelines Summary

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

Adjourn Meeting
Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Amend Quorum Requirements
Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

Amend Minor Bylaws
Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

Change Company Name
Vote FOR proposals to change the corporate name.

Change Date, Time, or Location of Annual Meeting
Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

Ratifying Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
     o An auditor has a financial interest in or association with the company, and is therefore not independent
     o    Fees for non-audit services are excessive, or
     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business
Vote AGAINST proposals to approve other business when it appears as voting item.


2. BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:
     o Attend less than 75 percent of the board and committee meetings without a valid excuse
     o    Implement or renew a dead-hand or modified dead-hand poison pill
     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years
     o Failed to act on takeover offers where the majority of the shareholders tendered their shares
     o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees
     o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees
     o Are audit committee members and the non -audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.
     o Are inside directors or affiliated outside directors and the full board is less than majority independent
     o    Sit on more than six public company boards

Age Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size
Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification  of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:
     o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     o    Only if the director's legal expenses would be covered.

Establish/Amend Nominee Qualifications
Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:
     o Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).
     o    Two-thirds independent board
     o    All-independent key committees
     o    Established governance guidelines

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access
Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent's rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits
Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3. PROXY CONTESTS

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

o Long-term financial performance of the target company relative to its industry; management's track record
o    Background to the proxy contest
o    Qualifications of director nominees (both slates)
o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.  ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

Advance Notice Requirements for Shareholder Proposals/Nominations
Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.

Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

Appraisal Rights
Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:
     o    Purchase price
     o    Fairness opinion
     o    Financial and strategic benefits
     o    How the deal was negotiated
     o    Conflicts of interest
     o    Other alternatives for the business
     o    Noncompletion risk.

Asset Sales
Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Impact on the balance sheet/working capital
     o    Potential elimination of diseconomies
     o    Anticipated  financial  and operating  benefits
     o    Anticipated use of funds
     o    Value received for the asset
     o    Fairness opinion
     o    How the deal was negotiated
     o    Conflicts of interest.

Bundled Proposals
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

Conversion of Securities
Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

Corporate Reorganization/Debt Restructuring/Prepackaged BankruptcyPlans/Reverse Leveraged Buyouts/Wrap Plans Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    Dilution to existing shareholders' position
     o    Terms of the offer
     o    Financial issues
     o    Management's efforts to pursue other alternatives
     o    Control issues
     o    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

Formation of Holding Company
Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:
     o    The reasons for the change
     o    Any financial or tax benefits
     o    Regulatory benefits
     o    Increases in capital structure
     o    Changes to the articles of incorporation or bylaws of the company.
     o Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:
     o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model
     o    Adverse changes in shareholder rights

Going Private Transactions (LBOs and Minority Squeezeouts)
Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

Joint Ventures
Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and non-completion risk.

Liquidations
Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:
     o Prospects of the combined company, anticipated financial and operating benefits
     o    Offer price
     o    Fairness opinion
     o    How the deal was negotiated
     o    Changes in corporate governance
     o    Change in the capital structure
     o    Conflicts of interest.

Private Placements/Warrants/Convertible Debentures
Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

Spinoffs
Votes on spinoffs  should be considered on a CASE-BY-CASE  basis depending on:
     o    Tax and regulatory advantages
     o    Planned use of the sale proceeds
     o    Valuation of spinoff
     o    Fairness opinion

     o    Benefits to the parent company
     o    Conflicts of interest
     o    Managerial incentives
     o    Corporate governance changes
     o    Changes in the capital structure.

Value Maximization Proposals
Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

Control Share Acquisition Provisions
Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

Control Share Cashout Provisions
Vote FOR proposals to opt out of control share cashout statutes.

Disgorgement Provisions
Vote FOR proposals to opt out of state disgorgement provisions.

Fair Price Provisions
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Freezeout Provisions
Vote FOR proposals to opt out of state freezeout provisions.

Greenmail
Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments. Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

Reincorporation Proposals
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Stakeholder Provisions
Vote  AGAINST   proposals   that  ask  the  board  to  consider   nonshareholder
constituencies or other nonfinancial effects when evaluating a merger or business combination.

State Antitakeover Statutes
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

Adjustments to Par Value of Common Stock
Vote FOR management proposals to reduce the par value of common stock.

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
     o It is intended for financing purposes with minimal or no dilution to current shareholders
     o It is not designed to preserve the voting power of an insider or significant shareholder

Issue Stock for Use with Rights Plan
Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

Preemptive Rights
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

Preferred Stock
Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

Recapitalization
Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

Reverse Stock Splits
Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes  on   proposals   to   implement  a  reverse   stock  split  that  do  not
proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

Share Repurchase Programs
Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Stock Distributions: Splits and Dividends
Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

Tracking Stock
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:
     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),
     o    Cash compensation, and
     o    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization.

Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval. Generally vote AGAINST plans in which the CEO participates if there is a disconnect between the CEO's pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO's total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also WITHHOLD votes from the Compensation Committee members.

Director Compensation
Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

Stock Plans in Lieu of Cash
Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE BY- CASE basis using a proprietary, quantitative model developed by ISS.

Director Retirement Plans
Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation.

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee  stock  purchase  plans where all of the  following  apply:
     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o The number of shares allocated to the plan is ten percent or less of the outstanding shares

Vote AGAINST  employee stock purchase plans where any of the following  apply:
     o    Purchase price is less than 85 percent of fair market value, or
     o    Offering period is greater than 27 months, or
     o The number of shares allocated to the plan is more than ten percent of the outstanding shares

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

Vote FOR proposals to add performance  goals to existing  compensation  plans to
comply  with  the   provisions  of  Section   162(m)  unless  they  are  clearly
inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote  AGAINST   shareholder   proposals   seeking  to  set  absolute  levels  on
compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Stock Options
Generally vote FOR shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), unless:
     o The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance based or all awards to top executives must be a particular type, such as indexed options)
     o The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements
Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:
     o The parachute should be less attractive than an ongoing employment opportunity with the firm
     o    The triggering mechanism should be beyond the control of management
     o The amount should not exceed three times base salary plus guaranteed benefits

Pension Plan Income Accounting
Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPs)
Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company's executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9. SOCIAL AND ENVIRONMENTAL ISSUES

Consumer Issues and Public Safety
---------------------------------

Animal Rights
Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:
     o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),
     o The availability and feasibility of alternatives to animal testing to ensure product safety, and
     o    The degree that competitors are using animal-free testing.
     o Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:
     o The company has already published a set of animal welfare standards and monitors compliance
     o The company's standards are comparable to or better than those of peer firms, and
     o There are no serious controversies surrounding the company's treatment of animals

Drug Pricing
Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:
     o    Whether the proposal focuses on a specific drug and region
     o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness
     o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending
     o    Whether the company already limits price increases of its products
     o Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries
     o    The extent that peer companies implement price restraints

Genetically Modified Foods
Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure
     o Company's current disclosure on the feasibility of GE product labeling, including information on the related costs
     o Any voluntary labeling initiatives undertaken or considered by the company.

Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.
     o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution
     o The quality of the company's disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure
     o The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.

Vote AGAINST proposals to completely phase out GE ingredients from the company's products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company's products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.

Handguns
Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

HIV/AIDS
Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/AIDS, malaria and tuberculosis) on the company's Sub-Saharan operations and how the company is responding to it, taking into account:
     o The nature and size of the company's operations in Sub-Saharan Africa and the number of local employees
     o The company's existing healthcare policies, including benefits and healthcare access for local workers
     o    Company donations to healthcare providers operating in the region

Vote CASE-BY-CASE on proposals asking companies to establish, implement, and report on a standard of response to the HIV/AIDS, tuberculosis and malaria health pandemic in Africa and other developing countries, taking into account:
     o The company's actions in developing countries to address HIV/AIDS, tuberculosis and malaria, including donations of pharmaceuticals and work with public health organizations
     o The company's initiatives in this regard compared to those of peer companies

Predatory Lending
Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:
     o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices
     o Whether the company has adequately disclosed the financial risks of its subprime business
     o Whether the company has been subject to violations of lending laws or serious lending controversies
     o    Peer companies' policies to prevent abusive lending practices.

Tobacco
Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors: Second-hand smoke:
     o    Whether the company complies with all local ordinances and regulations
     o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness
     o    The risk of any health-related liabilities.
Advertising to youth:
     o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations
     o    Whether  the  company  has  gone  as  far  as  peers  in   restricting
          advertising
     o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth
     o Whether restrictions on marketing to youth extend to foreign countries Cease production of tobacco-related products or avoid selling products to tobacco companies:
     o    The percentage of the company's business affected
     o The economic loss of eliminating the business versus any potential tobacco-related liabilities.
     o    Spinoff tobacco-related businesses:
     o    The percentage of the company's business affected
     o    The feasibility of a spinoff
     o    Potential  future   liabilities   related  to  the  company's  tobacco
          business.
Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities. Investment in tobacco stocks: Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

Environment and Energy
----------------------

Arctic National Wildlife Refuge
Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:
     o    Whether there are publicly available environmental impact reports;
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and
     o    The current status of legislation regarding drilling in ANWR.

CERES Principles
Vote  CASE-BY-CASE  on  proposals  to adopt the CERES  Principles,  taking  into account:
     o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES
     o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills
     o Environmentally conscious practices of peer companies, including endorsement of CERES
     o    Costs of membership and implementation.

Environmental-Economic Risk Report
Vote CASE-by-CASE on proposals requesting reports assessing economic risks of environmental pollution or climate change, taking into account whether the company has clearly disclosed the following in its public documents:
     o    Approximate costs of complying with current or proposed  environmental laws
     o Steps company is taking to reduce greenhouse gasses or other environmental pollutants
     o    Measurements of the company's emissions levels
     o Reduction targets or goals for environmental pollutants including greenhouse gasses

Environmental Reports
Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well documented environmental management systems that are available to the public.

Global Warming
Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:
     o    The company's level of disclosure lags that of its competitors, or
     o The company has a poor environmental track record, such as violations of federal and state regulations.

Recycling
Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:
     o    The nature of the company's business and the percentage affected
     o    The extent that peer companies are recycling
     o    The timetable prescribed by the proposal
     o    The costs and methods of implementation
     o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

Renewable Energy
Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:
     o    The nature of the company's business and the percentage affected
     o The extent that peer companies are switching from fossil fuels to cleaner sources

     o    The timetable and specific action prescribed by the proposal
     o    The costs of  implementation
     o    The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

Sustainability Report
Generally vote FOR proposals requesting the company to report on its policies and practices related to social, environmental, and economic sustainability, unless the company is already reporting on its sustainability initiatives through existing reports such as:
     o A combination of an EHS or other environmental report, code of conduct, and/or supplier/vendor standards, and equal opportunity and diversity data and programs, all of which are publicly available, or
     o A report based on Global Reporting Initiative (GRI) or similar guidelines.

Vote FOR shareholder proposals asking companies to provide a sustainability report applying the GRI guidelines unless:
     o The company already has a comprehensive sustainability report or equivalent addressing the essential elements of the GRI guidelines or
     o The company has publicly committed to using the GRI format by a specific date

General Corporate Issues
------------------------

Link Executive Compensation to Social Performance
Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:
     o    The relevance of the issue to be linked to pay
     o The degree that social performance is already included in the company's pay structure and disclosed
     o The degree that social performance is used by peer companies in setting pay
     o Violations or complaints filed against the company relating to the particular social performance measure
     o Artificial limits sought by the proposal, such as freezing or capping executive pay
     o    Independence of the compensation committee
     o    Current company pay levels.

Charitable/Political Contributions
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
     o The company is in compliance with laws governing corporate political activities, and
     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote  AGAINST   proposals   restricting  the  company  from  making   charitable
contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Labor Standards and Human Rights

China Principles
Vote AGAINST proposals to implement the China Principles unless:
     o There are serious controversies surrounding the company's China operations, and
     o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:
     o    The nature and amount of company business in that country
     o    The company's workplace code of conduct
     o    Proprietary and confidential information involved
     o    Company compliance with U.S. regulations on investing in the country
     o    Level of peer company involvement in the country.

International Codes of Conduct/Vendor Standards
Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:
     o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent
     o    Agreements with foreign suppliers to meet certain workplace standards
     o    Whether company and vendor facilities are monitored and how
     o    Company participation in fair labor organizations
     o    Type of business
     o    Proportion of business conducted overseas
     o    Countries of operation with known human rights abuses
     o Whether the company has been recently involved in significant labor and human rights controversies or violations
     o    Peer company standards and practices
     o    Union presence in company's international factories
     o Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:
     o    The  company  does not operate in  countries  with  significant  human
          rights   violations
     o    The company has no recent human rights controversies or violations, or
     o The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:
     o    Company  compliance  with or violations of the Fair  Employment Act of
          1989
     o Company antidiscrimination policies that already exceed the legal requirements
     o    The cost and feasibility of adopting all nine principles
     o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)
     o    The potential for charges of reverse discrimination
     o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted
     o    The level of the company's investment in Northern Ireland
     o    The number of company employees in Northern Ireland
     o    The degree that industry peers have adopted the MacBride Principles
     o    Applicable   state  and  municipal  laws  that  limit  contracts  with
          companies that have not adopted the MacBride Principles.

Military Business
-----------------

Foreign Military Sales/Offsets
Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

     o    Whether the company has in the past manufactured landmine components
     o    Whether the company's peers have renounced future production
     o Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:
     o    What weapons classifications the proponent views as cluster bombs
     o Whether the company currently or in the past has manufactured cluster bombs or their components
     o    The percentage of revenue derived from cluster bomb manufacture
     o    Whether the company's peers have renounced future production

Nuclear Weapons
Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

Operations in Nations Sponsoring Terrorism (Iran)
Vote CASE-BY-CASE on requests for a board committee review and report outlining the company's financial and reputational risks from its operations in Iran, taking into account current disclosure on:
     o The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption
     o    Compliance with U.S. sanctions and laws

Spaced-Based Weaponization
Generally  vote  FOR  reports  on  a  company's   involvement  in   spaced-based
weaponization  unless:
     o    The information is already publicly available or
     o    The disclosures sought could compromise proprietary information.

Workplace Diversity
-------------------

Board Diversity
Generally vote FOR reports on the company's efforts to diversify the board, unless:
     o The board composition is reasonably inclusive in relation to companies of similar size and business or
     o The board already reports on its nominating procedures and diversity initiatives.
     o Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
     o    The degree of board diversity
     o    Comparison with peer companies
     o    Established process for improving board diversity
     o    Existence of independent  nominating committee
     o    Use of outside search firm
     o    History of EEO violations.

Equal Employment Opportunity (EEO)
Generally  vote  FOR  reports   outlining  the  company's   affirmative   action
initiatives unless all of the following apply:
     o    The company has well-documented equal opportunity programs

     o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

Glass Ceiling
Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:
     o    The composition of senior management and the board is fairly inclusive
     o The company has well-documented programs addressing diversity initiatives and leadership development
     o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and
     o The company has had no recent, significant EEO-related violations or litigation

Sexual Orientation
Vote FOR proposals seeking to amend a company's EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.

Vote AGAINST proposals to ext end company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

Election of Directors
Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings.

Votes should be withheld from directors who:
     o    Attend less than 75 percent of the board and committee meetings
     o Without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.
     o In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
     o Ignore a shareholder proposal that is approved by a majority of shares outstanding;
     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
     o    Are interested directors and sit on the audit or nominating committee;
          or
     o    Are interested directors and the full board serves as the audit or
     o Nominating committee or the company does not have one of these committees.

Converting Closed-end Fund to Open-end Fund
Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

Proxy Contests
Votes  on  proxy  contests  should  be  determined  on  a  CASE-BY-CASE   basis,
considering the following  factors:
     o    Past performance relative to its peers o Market in which fund invests
     o    Measures taken by the board to address the issues
     o Past shareholder activism, board activity, and votes on related proposals
     o    Strategy of the incumbents versus the dissidents

     o    Independence of directors
     o    Experience and skills of director candidates
     o    Governance profile of the company
     o    Evidence of management entrenchment

Investment Advisory Agreements
Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    Proposed and current fee schedules
     o    Fund category/investment objective
     o    Performance  benchmarks
     o    Share price performance as compared with peers
     o    Resulting fees relative to peers
     o    Assignments (where the advisor undergoes a change of control)

Approving New Classes or Series of Shares
Vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals
Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose, possible dilution for common shares, and whether the shares can be used for anti-takeover purposes

1940 Act Policies
Votes on 1940  Act  policies  should  be  determined  on a  CASE-BY-CASE  basis,
considering  the  following  factors:  potential   competitiveness;   regulatory
developments; current and potential returns; and current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with t he current SEC interpretation.

Changing a Fundamental Restriction to a Nonfundamental Restriction
Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors: the fund's target investments, the reasons given by the fund for the change, and the projected impact of the change on the portfolio.

Change Fundamental Investment Objective to Nonfundamental
Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

Name Change Proposals
Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors: political/economic changes in the target market, consolidation in the target market, and current asset composition

Change in Fund's Subclassification
Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors: potential competitiveness, current and potential returns, risk of concentration, and consolidation in target industry

Disposition of Assets/Termination/Liquidation
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; the fund's past performance; and terms of the liquidation.

Changes to the Charter Document
Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:
     o    The degree of change implied by the proposal

     o    The efficiencies that could result
     o    The state of incorporation
     o    Regulatory standards and implications

Vote AGAINST any of the following changes:
     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series
     o Removal of shareholder approval requirement for amendments to the new declaration of trust
     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act
     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares
     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements
     o Removal of shareholder approval requirement to change the domicile of the fund

Changing the Domicile of a Fund
Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: regulations of both states; required fundamental policies of both states; and the increased flexibility available.

Authorizing  the Board to Hire and  Terminate  Subadvisors  Without  Shareholder
Approval  Vote  AGAINST  proposals   authorizing  the  board  to  hire/terminate
subadvisors without shareholder approval.

Distribution Agreements
Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives, the proposed distributor's reputation and past performance, the competitiveness of the fund in the industry, and terms of the agreement.

Master-Feeder Structure
Vote FOR the establishment of a master-feeder structure.

Mergers
Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure, performance of both funds, continuity of management personnel, and changes in corporate governance and their impact on shareholder rights.

Shareholder Proposals to Establish Director Ownership Requirement
Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Advisor
Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV, the fund's history of shareholder relations, and the performance of other funds under the advisor's management.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust



                                  Annual Report


                       FOR THE YEAR ENDED OCTOBER 31, 2004



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317


                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863






This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Core Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------


[BAR CHART HERE]


COMMON STOCKS - 99.55%

   Aerospace & Defense - 3.94%                             11,588,578
   Agriculture - 2.25%                                      6,613,425
   Apparel Manufacturing - 4.52%                           13,278,048
   Banks - 2.18%                                            6,415,692
   Broadcast - Cable - 4.86%                               14,287,215
   Commercial Services - 4.40%                             12,923,157
   Computers - 2.24%                                        6,573,662
   Electronics - Semiconductor - 5.72%                     16,829,736
   Entertainment - 1.46%                                    4,287,246
   Financial - Securities Broker - 1.80%                    5,302,682
   Financial Services - 13.94%                             40,994,793
   Food - Processing - 2.00%                                5,878,012
   Homebuilders - 1.82%                                     5,352,620
   Manufacturing - Miscellaneous - 6.20%                   18,225,615
   Medical Supplies - 8.98%                                26,401,744
   Oil & Gas - 2.45%                                        7,203,347
   Oil & Gas - Equipment & Services - 5.09%                14,952,376
   Pharmaceuticals - 4.62%                                 13,580,160
   Pharmaceutical Services - 2.20%                          6,470,523
   Retail - Department Stores - 2.38%                       7,007,802
   Retail - Specialty Line - 1.17%                          3,433,478
   Software & Services - 9.03%                             26,545,731
   Telecommunications Equipment - 6.30%                    18,518,785
   Investment Company - 0.49%                               1,432,024

      Liabilities in Excess of Other Assets - (0.04)%       (114,861)
      Net Assets                                          293,981,590

                                                              December 10, 2004


2004 FISCAL YEAR COMMENTARY


CHESAPEAKE CORE GROWTH FUND
November 1, 2003 to October 31, 2004


MARKET ENVIRONMENT. The Fund's fiscal year began with four consecutive months of gains, capping off a stock market rally that began in March of 2003 and subsided in early 2004. Since February 2004, there have been alternate periods of weakness and strength, and until recently the stock market could be described as `range-bound.' On the positive side, the economy was clearly in rebound mode and corporate earnings were on the rise as companies enjoyed the benefits of accelerating economic activity on the back of their cost cutting initiatives. Balanced against this were concerns about rising interest rates, rising oil prices, and the uncertainty associated with a very close presidential election. These offsetting forces resulted in a directionless market for the latter part of the Fund's fiscal year.

After a bout of nervousness that lasted through the Summer, investor sentiment began to improve in the Fall. With the culmination of the presidential election in November, investors began to come off the sidelines and revisit stocks. Corporate earnings developments showed that investor concern in the Summer was probably overblown, interest rates remained tame, and oil prices fell from their $55 per barrel highs. The stock market moved up and out of its 2004 trading range in early November, though it is still some 15% below the all-time highs it reached in mid-2000.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2003 and 2004 fiscal year-end holdings to those of the S&P 500.1

-------------------------------------- -------------- ------------- -------------- --------------
              Economic                    S&P 500         Fund         S&P 500         Fund
               Sector                   10/31/2003     10/31/2003    10/31/2004     10/31/2004
-------------------------------------- -------------- ------------- -------------- --------------
Consumer Discretionary                           11%           21%            11%            16%
Consumer Staples                                 11%            4%            11%             2%
Energy                                            5%            5%             7%             8%
Financials                                       22%           17%            21%            21%
Health Care                                      13%           17%            13%            16%
Industrials                                      11%            7%            12%             9%
Information Technology                           18%           27%            16%            26%
Materials                                         3%            2%             3%             2%
Telecom Services                                  3%            0%             3%             0%
Utilities                                         3%            0%             3%             0%
Cash                                              0%            0%             0%             0%
-------------------------------------- -------------- ------------- -------------- --------------
 Total                                          100%          100%           100%           100%
-------------------------------------- -------------- ------------- -------------- --------------

________________________
^1 For sector classifications,  the  Standard & Poor's Global Industry
   Classification Standard (GICS) is used.

Sector weights in the Fund were principally unchanged during the fiscal year. Consumer Discretionary exposure declined from 21% to 16%, driven to a large degree by profit taking, and ultimately liquidation, in the Sears position. Energy and Financials exposures increased mainly due to appreciation within those sectors of the Fund. The Fund's sector weights are generally limited to plus or minus 10% when compared to the S&P 500 in order to avoid outsized sector related risk, and to focus the investment process on stock selection rather than sector or market timing decisions.

During the Fund's fiscal year, all economic sectors in the S&P 500 posted profits, except for Information Technology; within the Fund all sectors were profitable except Information Technology and Consumer Discretionary. The Energy, Industrials, and Financials sectors were the most important contributors to Fund profits during the year. Within Energy, positions in Halliburton, Exxon, and BJ Services all contributed considerably to profits. Gains in Industrials came primarily from the Fund's positions in Boeing and Tyco. Capital One and Moody's led gains within the Financials sector. Losses in the Information Technology segment of the Fund were driven mostly by Semiconductor related investments - Teradyne, Applied Materials, and Agere Systems. Consumer Discretionary losses came primarily from the Fund's two e-commerce related positions, IAC/Interactive and Amazon.com.

The Fund's most important individual contributors to profits this fiscal year included QUALCOMM (wireless equipment), Halliburton (oil-field services), Tyco (capital goods), Adobe Systems (software), and St. Jude (medical instruments). Notable detractors included Teradyne (semiconductor equipment), IAC/Interactive (e-commerce), Applied Materials (semiconductor equipment), Seagate (hard drives), and Amazon.com (e-commerce).

Please refer to the Portfolio of Investments section for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears now to have normalized, evidenced by GDP (Gross Domestic Product) growth which has tapered from a torrid rate of 7.4% last fall to a more normal 3.7% rate at the end of September 2004. Unemployment has fallen from a high of 6.3% in June 2003 to 5.5% in October 2004, showing steady but gradual improvement; and while the Payroll data has been less consistent, it too has shown progress in recent months.

Consumer behavior appears solid as we near the all-important Christmas season, although luxury retailers are doing better than discounters. Consumers may feel pinched as the benefits of tax breaks fade after April 2005. And while oil has moved down from its $55 per barrel peak, the futures markets indicate expectations of $30+ per barrel for the foreseeable future. If this proves correct it will continue to damp consumer spending, particularly for the less affluent consumer.

It appears as though interest rates will continue to have an upward bias, and we believe the Fed has not completed its rate hikes. Given the combination of budget and trade deficits and a weaker dollar, we would not be surprised to see 10 year Treasury rates reach 5% in the coming months (compared to current rates of 4 1/4%). While none of this will necessarily undermine corporate profits or the broader economy, it has served to create a generally cautious outlook on the part of investors.

We have thought for some time that we are in a moderate growth economy and muted market environment, and we continue to believe that investment success will depend upon the identification of individual companies that can outperform their peers. This compares to prior periods where changes in the economic condition were as important to investors as changes occurring within individual companies. While other investment approaches might focus on economic factors, we concentrate on business prospects at the portfolio company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into the Fund's portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which we believe are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,


/s/ W. Whitfield Gardner                        /s/ John L. Lewis, IV
___________________________                     ___________________________
W. Whitfield Gardner                            John L. Lewis, IV






































          Underwriter and Distributor: Capital Investment Group, Inc.,
                      P.O. Box 4365, Rocky Mount, NC 27803
                              Phone (800) 773-3863

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $10,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                               to October 31, 2004

[Line Graph Here]

--------------------------------------------------------------------------------
                          The Chesapeake               S&P 500 Total
                         Core Growth Fund               Return Index
--------------------------------------------------------------------------------
   9/29/1997                 $10,000                      $10,000
  10/31/1997                   9,780                        9,605
   4/30/1998                  11,310                       11,765
  10/31/1998                  10,529                       11,717
   4/30/1999                  14,055                       14,332
  10/31/1999                  15,678                       14,724
   4/30/2000                  21,064                       15,784
  10/31/2000                  21,806                       15,621
   4/30/2001                  19,324                       13,736
  10/31/2001                  15,094                       11,731
   4/30/2002                  15,915                       12,002
  10/31/2002                  13,362                        9,959
   4/30/2003                  14,209                       10,405
  10/31/2003                  18,135                       12,030
   4/30/2004                  18,749                       12,785
  10/31/2004                  18,908                       13,164



This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

        --------------- ---------------- ----------------------
                                             Since 9/29/97
           One Year       Five Years       (Commencement of
                                              Operations)
        --------------- ---------------- ----------------------
            4.26%            3.82%               9.40%
        --------------- ---------------- ----------------------



>>   The graph  assumes an initial  $10,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At October 31, 2004,  the value of the Fund would have increased to $18,908
     - a cumulative total investment return of 89.08% since September 29, 1997.

>> At October 31, 2004, the value of a similar investment in the S&P 500 Total Return Index would have increased to $13,164 - a cumulative total investment return of 31.64% since September 29, 1997.

The performance information quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.55%

Aerospace & Defense - 3.94%
     Rockwell Collins Inc. .....................................................                  144,250              $  5,116,548
     The Boeing Company ........................................................                  129,700                 6,472,030
                                                                                                                       ------------
                                                                                                                         11,588,578
                                                                                                                       ------------
Agriculture - 2.25%
     Monsanto Co. ..............................................................                  154,700                 6,613,425
                                                                                                                       ------------

Apparel Manufacturing - 4.52%
     Jones Apparel Group, Inc. .................................................                  167,000                 5,895,100
     Nike Inc. .................................................................                   90,800                 7,382,948
                                                                                                                       ------------
                                                                                                                         13,278,048
                                                                                                                       ------------
Banks - 2.18%
     Commerce Bancorp Inc. .....................................................                  108,300                 6,415,692
                                                                                                                       ------------

Broadcast - Cable - 4.86%
(a)  Comcast Corporation .......................................................                  289,141                 8,396,655
(a)  Time Warner Inc. ..........................................................                  354,000                 5,890,560
                                                                                                                       ------------
                                                                                                                         14,287,215
                                                                                                                       ------------
Commercial Services - 4.40%
     Cendant Corporation .......................................................                  322,600                 6,642,334
     Moody's Corporation .......................................................                   80,720                 6,280,823
                                                                                                                       ------------
                                                                                                                         12,923,157
                                                                                                                       ------------
Computers - 2.24%
(a)  Cisco Systems, Inc. .......................................................                  342,200                 6,573,662
                                                                                                                       ------------

Electronics - Semiconductor - 5.72%
(a)  Applied Materials, Inc. ...................................................                  430,500                 6,931,050
(a)  Micron Technology, Inc. ...................................................                  398,700                 4,856,166
(a)  Teradyne Inc. .............................................................                  304,500                 5,042,520
                                                                                                                       ------------
                                                                                                                         16,829,736
                                                                                                                       ------------
Entertainment - 1.46%
(a)  InterActive Corp. .........................................................                  198,300                 4,287,246
                                                                                                                       ------------

Financial - Securities Broker - 1.80%
     The Goldman Sachs Group, Inc. .............................................                   53,900                 5,302,682
                                                                                                                       ------------








                                                                                                                        (Continued)

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Financial Services - 13.94%
     Capital One Financial Corporation .........................................                  123,200              $  9,087,232
     Citigroup Inc. ............................................................                  135,600                 6,016,572
     Freddie Mac ...............................................................                  101,300                 6,746,580
     MBNA Corporation ..........................................................                  280,100                 7,178,963
     Merrill Lynch & Co. Inc. ..................................................                  108,100                 5,830,914
     T Rowe Price Group Inc. ...................................................                  109,997                 6,134,532
                                                                                                                       ------------
                                                                                                                         40,994,793
                                                                                                                       ------------
Food - Processing - 2.00%
     Hershey Foods Corporation .................................................                  115,960                 5,878,012
                                                                                                                       ------------

Homebuilders - 1.82%
     Lennar Corporation - Class A ..............................................                  119,000                 5,352,620
                                                                                                                       ------------

Manufacturing - Miscellaneous - 6.20%
(a)  Corning Inc. ..............................................................                  757,100                 8,668,795
     Tyco International Ltd. ...................................................                  306,800                 9,556,820
                                                                                                                       ------------
                                                                                                                         18,225,615
                                                                                                                       ------------
Medical Supplies - 8.98%
(a)  Amgen Inc. ................................................................                   72,800                 4,135,040
(a)  Boston Scientific Corporation .............................................                  214,500                 7,571,850
(a)  St. Jude Medical, Inc. ....................................................                  139,315                10,667,350
(a)  Tenet Healthcare Corp. ....................................................                  375,700                 4,027,504
                                                                                                                       ------------
                                                                                                                         26,401,744
                                                                                                                       ------------
Oil & Gas - 2.45%
     Exxon Mobil Corp. .........................................................                  146,350                 7,203,347
                                                                                                                       ------------

Oil & Gas - Equipment & Services - 5.09%
     BJ Services Company .......................................................                  118,525                 6,044,775
     Halliburton Company .......................................................                  240,486                 8,907,601
                                                                                                                       ------------
                                                                                                                         14,952,376
                                                                                                                       ------------
Pharmaceuticals - 4.62%
     GlaxoSmithKline PLC .......................................................                  150,600                 6,385,440
     Teva Pharmaceutical Industries Ltd. - ADR .................................                  276,720                 7,194,720
                                                                                                                       ------------
                                                                                                                         13,580,160
                                                                                                                       ------------
Pharmaceutical Services - 2.20%
(a)  Caremark Rx, Inc. .........................................................                  215,900                 6,470,523
                                                                                                                       ------------






                                                                                                                        (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          October 31, 2004


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                   Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Retail - Department Stores - 2.38%
           Target Corporation ..................................................                  140,100              $  7,007,802
                                                                                                                       ------------

      Retail - Specialty Line - 1.17%
      (a)  Amazon.com, Inc. ....................................................                  100,600                 3,433,478
                                                                                                                       ------------

      Software & Services - 9.03%
           Adobe Systems Inc. ..................................................                  141,300                 7,917,039
      (a)  BMC Software Inc. ...................................................                  158,050                 2,990,306
      (a)  Electronic Arts .....................................................                   71,125                 3,194,935
      (a)  Mercury Interactive Corp. ...........................................                  152,400                 6,618,732
           Microsoft Corp. .....................................................                  208,100                 5,824,719
                                                                                                                       ------------
                                                                                                                         26,545,731
                                                                                                                       ------------
      Telecommunications Equipment - 6.30%
      (a)  Juniper Networks Inc. ...............................................                  178,960                 4,762,126
           Motorola Inc. .......................................................                  400,000                 6,904,000
           QUALCOMM Incorporated ...............................................                  163,900                 6,852,659
                                                                                                                       ------------
                                                                                                                         18,518,785
                                                                                                                       ------------

           Total Common Stocks (Cost $282,198,873) .............................                                        292,664,427
                                                                                                                       ------------

INVESTMENT COMPANY - 0.49%

      AIM Liquid Assets Portfolio - Institutional Class ........................                1,432,024                 1,432,024
            (Cost $1,432,024                                                                                           ------------

Total Value of Investments (Cost $283,630,897 (b)) .............................                   100.04 %            $294,096,451
Liabilities in Excess of Other Assets ..........................................                    (0.04)%                (114,861)
                                                                                                  -------              ------------
      Net Assets ...............................................................                   100.00 %            $293,981,590
                                                                                                  =======              ============

      (a)  Non-income producing investment .....................................

      (b)  Aggregate cost for federal income tax purposes is $284,141,211 Unrealized appreciation/(depreciation) of investments for federal income tax purposes is as follows:

           Aggregate gross unrealized appreciation .....................................................               $ 22,287,431
           Aggregate gross unrealized depreciation ......................................................               (12,332,191)
                                                                                                                       ------------

                      Net unrealized appreciation .......................................................              $  9,955,240
                                                                                                                       ============

      The following acronym is used in this portfolio:
           ADR - American Depository Receipt

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          October 31, 2004


ASSETS
      Investments, at value (cost $283,630,897) ......................................................                $ 294,096,451
      Income receivable ..............................................................................                       75,485
      Receivable for investments sold ................................................................                      159,656
      Receivable for fund shares sold ................................................................                      874,231
      Other assets ...................................................................................                       24,700
                                                                                                                       ------------

           Total assets ..............................................................................                  295,230,523
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       69,827
      Payable for investment purchases ...............................................................                      716,470
      Payable for fund shares redeemed ...............................................................                      418,249
      Other liability ................................................................................                       44,387
                                                                                                                       ------------

           Total liabilities .........................................................................                    1,248,933
                                                                                                                       ------------

NET ASSETS
      (applicable to 19,073,074 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) ........................................                 $293,981,590
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($293,981,590 / 19,073,074 shares) .............................................................                 $      15.41
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $284,725,909
      Accumulated net realized loss on investments ...................................................                   (1,209,873)
      Net unrealized appreciation on investments .....................................................                   10,465,554
                                                                                                                       ------------
                                                                                                                       $293,981,590
                                                                                                                       ============


















See accompanying notes to financial statements

                                                THE CHESAPEAKE CORE GROWTH FUND

                                                    STATEMENT OF OPERATIONS

                                                  Year ended October 31, 2004


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................              $  1,480,958
           Miscellaneous ................................................................................                       172
                                                                                                                       ------------

               Total income .............................................................................                 1,481,130
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                 1,927,390
           Fund administration fees (note 2) ............................................................                   144,554
           Distribution and service fees (note 3) .......................................................                   481,848
           Custody fees (note 2) ........................................................................                    38,447
           Registration and filing administration fees (note 2) .........................................                     7,656
           Fund accounting fees (note 2) ................................................................                    46,274
           Audit and tax preparation fees ...............................................................                    16,852
           Legal fees ...................................................................................                    11,193
           Securities pricing fees ......................................................................                     3,980
           Shareholder recordkeeping fees (note 2) ......................................................                    19,636
           Shareholder administrative fees (note 2) .....................................................                    12,500
           Shareholder servicing expenses ...............................................................                    27,480
           Registration and filing expenses .............................................................                    25,450
           Printing expenses ............................................................................                    52,804
           Schwab administrative fees (note 7) ..........................................................                    27,349
           Trustee fees and meeting expenses ............................................................                     8,084
           Other operating expenses .....................................................................                    16,993
                                                                                                                       ------------

               Total expenses ...........................................................................                 2,868,490
                                                                                                                       ------------

               Less:
                    Expense reimbursements (note 6) .....................................................                  (148,337)
                    Investment advisory fees waived (note 2) ............................................                   (39,574)
                    Distribution and service fees waived (note 3) .......................................                  (126,286)
                                                                                                                       ------------

               Net expenses .............................................................................                 2,554,293
                                                                                                                       ------------

                    Net investment loss .................................................................                (1,073,163)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                 4,003,592
      Change in unrealized appreciation on investments ..................................................                    32,550
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 4,036,142
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  2,962,979
                                                                                                                       ============

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                   For the Years ended October 31,

                                                                                       --------------------------------------------
                                                                                                    2004                  2003
                                                                                       --------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................                   $ (1,073,163)          $   (214,532)
         Net realized gain from investment transactions .....................                      4,003,592                617,536
         Change in unrealized appreciation on investments ...................                         32,550             12,346,153
                                                                                                ------------           ------------

              Net increase in net assets resulting from operations ..........                      2,962,979             12,749,157
                                                                                                ------------           ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (a)                    220,960,451             33,356,995
                                                                                                ------------           ------------

                     Total increase in net assets ...........................                    223,923,430             46,106,152

NET ASSETS

     Beginning of year ......................................................                     70,058,160             23,952,008
                                                                                                ------------           ------------

     End of year ............................................................                    $293,981,590          $ 70,058,160
                                                                                                 ============          ============


(a) A summary of capital share activity follows:

                                                          --------------------------------------------------------------------------
                                                                        2004                                    2003
                                                              Shares             Value                 Shares           Value
                                                          --------------------------------------------------------------------------

Shares sold ............................................     17,039,451      $ 262,572,029            3,215,309       $  41,907,939

Shares redeemed ........................................     (2,705,990)       (41,611,578)            (676,286)         (8,550,944)
                                                          -------------      -------------       --------------       -------------

     Net increase ......................................     14,333,461      $ 220,960,451            2,539,023       $  33,356,995
                                                          =============      =============        =============       =============














See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                       Year ended   Year ended   Year ended  Period ended  Year ended   Year ended
                                                       October 31,  October 31,  October 31,  October 31,  February 28, February 29,
                                                          2004         2003        2002         2001 (a)      2001         2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............       $   14.78    $   10.88    $   12.31    $   15.13    $   19.42    $  12.68

      Income (loss) from investment operations
        Net investment loss .....................           (0.06)       (0.05)       (0.07)       (0.02)       (0.08)      (0.07)
        Net realized and unrealized gain (loss) on
           investments ..........................            0.69         3.95        (1.35)       (2.80)       (2.10)       8.18
                                                        ---------    ---------    ---------    ---------    ---------    --------

           Total from investment operations .....            0.63         3.90        (1.42)       (2.82)       (2.18)       8.11
                                                        ---------    ---------    ---------    ---------    ---------    --------

      Distributions to shareholders from
        Net realized gain from investment transactions       0.00         0.00        (0.01)        0.00        (2.11)      (1.37)
                                                        ---------    ---------    ---------    ---------    ---------    --------

Net asset value, end of period ..................       $   15.41    $   14.78    $   10.88    $   12.31    $   15.13    $  19.42
                                                        =========    =========    =========    =========    =========    ========

Total return ....................................            4.26 %      35.72 %     (11.47)%     (18.69)%     (12.37)%     66.64 %
                                                        =========    =========    =========    =========    =========    ========

Ratios/supplemental data
      Net assets, end of period (000's) .........       $ 293,982    $  70,058    $  23,952    $  23,835    $  15,716    $ 11,542
                                                        =========    =========    =========    =========    =========    ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees        1.49 %       1.76 %       1.73 %       1.72 %(b)    1.80 %      2.25 %
        After expense reimbursements and waived fees         1.33 %       1.31 %       1.23 %       1.17 %(b)    1.25 %      1.15 %
      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees       (0.72)%      (1.06)%      (1.09)%      (0.86)%(b)   (1.06)%     (1.59)%
        After expense reimbursements and waived fees        (0.56)%      (0.61)%      (0.59)%      (0.31)%(b)   (0.50)%     (0.49)%

      Portfolio turnover rate ...................           59.54 %      71.04 %     110.65 %     105.88 %     136.22 %    130.44 %

(a)   For the period from March 1, 2001 to October 31, 2001 (note 1)
(b)   Annualized.

See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"), a registered open-end management investment company. The Trust was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund began operations on September 29, 1997. The Fund changed its fiscal year-end from February 28 to October 31 beginning with the fiscal period ended October 31, 2001. As a result, the Financial Highlights include a period from March 1, 2001 through October 31, 2001. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has capital loss carryforwards for federal income tax purposes of $693,711 which expires in the year 2010. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

          As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,073,163 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.




                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

     Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive a portion of its fee to limit total annual fund operating expenses to no more than 1.40% of the Fund's average daily net assets. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived a portion of its fee amounting to $39,574 ($0.01 per share) for the year ended October 31, 2004. The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous three (3) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $15 million; (ii) the Fund's total annual expense ratio is less than the percentage limits stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

     The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fund accounting fee of $2,250 for accounting and recordkeeping services, plus 0.01% of the annual net assets. The Administrator also received the following to procure and pay the custodian for the Trust:
     0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum annual fee of $4,800. In addition, the Administrator receives a fee of $12,500 per year for shareholder administration costs. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

     NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent will be compensated for its services based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,500 per month, plus $750 per month for each additional class of shares.

     Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.












                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 3 - DISTRIBUTION AND SERVICE FEES

     The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan") effective June 3, 2002. The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Fund's average daily net assets. The Distributor has voluntarily waived $126,286 of these fees for the year ended October 31, 2004.


NOTE 4 - INFORMATION ABOUT SHAREHOLDER EXPENSES

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

     A. Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     B. Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.



                                                         Beginning             Ending
                                             Total     Account Value        Account Value     Expenses Paid
                                            Return    November 1, 2003    October 31, 2004   During Period*
                                            ------    ----------------    ----------------   --------------
Actual return of                             4.26%       $1,000.00           $ 1,042.60         $ 13.58
Hypothetical return before expenses of       5.00%       $1,000.00           $ 1,036.70         $ 13.54


     * Expenses are equal to the Fund's annualized expense ratio of 1.33% multiplied by the average account value over the period.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                October 31, 2004



NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

     Purchases and sales of investments other than short-term investments aggregated $332,273,615 and $113,112,173, respectively, for the year ended October 31, 2004.


NOTE 6 - EXPENSE REDUCTION

     The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended October 31, 2004, the Fund's expenses were reduced by $148,337 under these agreements.


NOTE 7 - OTHER CONTRACTUAL EXPENSES

     The Trust is a party to an operating agreement dated May 31, 1995 between the Trust and Charles Schwab & Co., Inc. ("Schwab"), which agreement was amended by that certain amendment to operating agreement dated March 1, 2003 and services agreement dated March 1, 2003. Pursuant to the terms of the Schwab agreements, shares of the Trust's Funds are available for purchase and redemption by Schwab's brokerage customers through participation in Schwab's mutual fund marketplace. Under the terms of the Schwab agreements, Schwab performs certain services related to distribution of the Funds shares and certain non-distribution and administrative services for the Fund in exchange for payment of fees to Schwab. The
     Transfer Agent treats all Schwab account holders as a single shareholder, with Schwab further providing shareholder administrative services with respect to each of its account holders holding Fund shares. The Fund currently pays a portion of the Schwab fees allocable to both distribution services and administrative services pursuant to the Fund's written distribution plan adopted pursuant to rule 12b-1 of the 1940 Act.
























                                                                    (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                             ADDITIONAL INFORMATION

                                October 31, 2004
                                   (Unaudited)


PROXY VOTING POLICY

     A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and
     (2) on the SEC's website at http://www.sec.gov.


PORTFOLIO HOLDINGS

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. You may review and make copies at the SEC's Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.


INFORMATION ABOUT TRUSTEES AND OFFICERS

     The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-430-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $7,300 during the fiscal year ended October 31, 2004 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.
















                                                                     (Continued)


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                         Independent Trustees
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Jack E. Brinson, 72          Trustee     Since      Retired;  Previously,   President  of        3       Mr. Brinson serves as  an
                                         8/92       Brinson   Investment  Co.   (personal                Independent Trustee of the
                                                    investments)  and  President of                      following: The Nottingham
                                                     Brinson   Chevrolet,    Inc.                        Investment Trust II for the
                                                    (auto    dealership)                                 seven series of that trust;
                                                                                                         New  Providence Investment
                                                                                                         Trust for  the one series
                                                                                                         of   that  trust;  Hillman
                                                                                                         Capital         Management
                                                                                                         Investment  Trust  for the
                                                                                                         two series of  that trust;
                                                                                                         de  Leon  Funds  Trust for
                                                                                                         the  one  series  of  that
                                                                                                         trust;   MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for  the  one series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment  Trust
                                                                                                         II for the one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Theo H. Pitt, Jr., 68        Trustee     Since      Senior     Partner    of    Community        3       Mr.  Pitt  serves  as   an
                                         4/02       Financial  Institutions   Consulting,                Independent Trustee of the
                                                    since 1997; Account  Administrator of                following:  de Leon  Funds
                                                    Holden  Wealth  Management  Group  of                Trust for the one series of
                                                    Wachovia       Securities      (money                that Trust; Hillman Capital
                                                    management  firm),  since  September,                Management  Investment for
                                                    2003                                                 the  two  series  of  that
                                                                                                         Trust;        MurphyMorris
                                                                                                         Investment Trust  for  the
                                                                                                         one series of that  trust;
                                                                                                         Merit Advisors  Investment
                                                                                                         Trust for the one  series
                                                                                                         of that  trust;  and Merit
                                                                                                         Advisors  Investment Trust
                                                                                                         II for the  one series  of
                                                                                                         that trust (all registered
                                                                                                         investment companies)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
                                                         Interested Trustee*
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
W. Whitfield Gardner, 41     Chairman    Since      Chairman and Chief Executive  Officer        3                   None
Chief Executive Officer      and         6/96       of Gardner  Lewis  Asset  Management,
The Chesapeake Funds         Chief                  L.P.    (Advisor);    Chairman    and
285 Wilmington-West          Executive              Chief  Executive  Officer  of Gardner
Chester Pike                 Officer                Lewis    Asset    Management,    Inc.
Chadds Ford, Pennsylvania    (Principal             (investment advisor)
19317                        Executive
                             Officer)
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
*Basis of  Interestedness.  W.  Whitfield Gardner is an Interested Trustee because he is an officer and principal  owner of Gardner
 Lewis Asset Management, L.P., the Fund's advisor.
------------------------------------------------------------------------------------------------------------------------------------




                                                                                                                        (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       ADDITIONAL INFORMATION

                                                          October 31, 2004
                                                             (Unaudited)

---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                                                             Number of
                                                                                            Portfolios
                                                                                              in Fund
                             Position(s)   Length                                             Complex
        Name, Age,            held with    of Time         Principal Occupation(s)          Overseen by      Other Directorships
        and Address          Fund/Trust    Served          During Past 5 Years                Trustee          Held by Trustee
---------------------------- ------------ --------- -------------------------------------- ------------- ---------------------------
                                                               Officers
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
John L. Lewis, IV, 40        President   Since      President  of  Gardner   Lewis  Asset       n/a                  n/a
The Chesapeake Funds                     12/93      Management, L.P., since April 1990
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
C. Frank Watson, III, 34     Secretary   Secretary  President    and   Chief    Operating       n/a                  n/a
                             and         since      Officer  of  The  Nottingham  Company
                             Treasurer   5/96;      (Administrator  to the  Fund),  since
                             (Principal  Treasurer  1999;  previously,   Chief  Operating
                             Financial   since      Officer of The Nottingham Company
                             Officer)    12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
Julian G. Winters, 35        Assistant   Assistant  Vice      President,       Compliance       n/a                  n/a
                             Secretary   Secretary  Administration   of  The   Nottingham
                             and         since      Company, since 1998
                             Assistant   4/98;
                             Treasurer   Assistant
                                         Treasurer
                                         since
                                         12/02
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------
William D. Zantzinger, 42    Vice        Since      Manager of  Trading of Gardner  Lewis       n/a                  n/a
The Chesapeake Funds         President   12/93      Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford, Pennsylvania
19317
---------------------------- ----------- ---------- -------------------------------------- ------------- ---------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Chesapeake Core Growth Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for the years ended October 31, 2004 and 2003, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

December 22, 2004

                   (This page was intentionally left blank.)

                   (This page was intentionally left blank.)

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























               This Report has been prepared for shareholders and
                may be distributed to others only if preceded or
                      accompanied by a current prospectus.

                                     PART C
                                     ======

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23.  Exhibits
          --------

(a)      Amended and Restated Declaration of Trust.^4

(b)      Amended and Restated By-laws.^4

(c)      Not Applicable.

(d)(1)   Investment Advisory Agreement for The Chesapeake Aggressive Growth Fund
         between  the  Registrant  and  Gardner  Lewis  Asset   Management,   as
         Advisor.^1

(d)(2) Investment Advisory Agreement for The Chesapeake Growth Fund between the Registrant and Gardner Lewis Asset Management, as Advisor.^2

(d)(3)   Investment  Advisory  Agreement  for The  Chesapeake  Core  Growth Fund
         between  the  Registrant  and  Gardner  Lewis  Asset   Management,   as
         Advisor.^10

(e)(1)   Distribution  Agreement  for  The  Chesapeake  Aggressive  Growth  Fund
         between  the  Registrant  and  Capital   Investment  Group,   Inc.,  as
         Distributor.^3

(e)(2) Distribution Agreement for The Chesapeake Growth Fund between the Registrant and Capital Investment Group, Inc., as Distributor.^2

(e)(3) Distribution Agreement for The Chesapeake Core Growth Fund between the Registrant and Capital Investment Group, Inc., as Distributor.^10

(f)      Not Applicable.

(g)(1) Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^9

(g)(2) Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National
         Bank).^15

(g)(3) First Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^20

(g)(4)   Second  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^21

(g)(5) Third Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^21

(g)(6)   Fourth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^21

(g)(7) Fifth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).^21

(g)(8) Sixth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(9)   Seventh  Addendum  to  the  Master  Custodian   Agreement  between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(10)  Eighth  Addendum  to  the  Master  Custodian   Agreement   between  The
         Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(11) Individual Custodian Agreement between the Registrant and Wachovia Bank, N.A. (successor by merger to First Union National Bank), as Custodian.^17

(h)(1) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Management Company, as Administrator.^16

(h)(2) Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as Transfer Agent.^12

(h)(3) Amendment to the Dividend Disbursing and Transfer Agent Agreement between the Registrant and North Carolina Shareholder Services, LLC, as Transfer Agent.^15

(h)(4) Amended and Restated Expense Limitation Agreement between Registrant and Gardner Lewis Asset Management L.P. with respect to The Chesapeake Core Growth Fund.^20

(i)(1)   Opinion and Consent of Poyner & Spruill LLP, Counsel.^11

(i)(2) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 19.^12

(i)(3) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 20.^13

(i)(4) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 21.^14

(i)(5) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 22.^15

(i)(6) Consent of Parker, Poe, Adams & Bernstein L.L.P., Counsel, with respect to Post-Effective Amendment No. 23.^16

(j) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to Post-Effective Amendment No. 29.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Growth Fund Class A Investor Shares.^5

(m)(2) Distribution Plan under Rule 12b-1 for the Registrant regarding The Chesapeake Core Growth Fund.^20

(n)      Amended and Restated Rule 18f-3 Multi-Class Plan.^12

(p)(1)   Amended and Restated Code of Ethics for the Registrant.

(p)(2)   Amended and Restated Code of Ethics for Gardner Lewis Asset Management.

(q)(1)   Powers of Attorney.^8

(q)(2)   Additional Power of Attorney.^19

-----------------------

^1. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on December 21, 1993 (File No. 33-53800).

^2. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 5 on Form N-1A filed on January 27, 1994 (File No. 33-53800).

^3. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 6 on Form N-1A filed on November 16, 1994 (File No. 33-53800).

^4. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 7 on Form N-1A filed on February 3, 1995 (File No. 33-53800).

^5. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 8 on Form N-1A filed on February 7, 1995 (File No. 33-53800).

^6. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 9 on Form N-1A filed on October 26, 1995 (File No. 33-53800).

^7. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 11 on Form N-1A filed on July 8, 1996 (File No. 33-53800).

^8. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 12 on Form N-1A filed on December 11, 1996 (File No. 33-53800).

^9. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 13 on Form N-1A filed on June 30, 1997 (File No. 33-53800).

^10. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 14 on Form N-1A filed on September 3, 1997 (File No. 33-53800).

^11. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 15 on Form N-1A filed on October 9, 1997 (File No. 33-53800).

^12. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 19 on Form N-1A filed on April 30, 1999 (File No. 33-53800).

^13. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 20 on Form N-1A filed on January 3, 2000 (File No. 33-53800).

^14. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 21 on Form N-1A filed on June 30, 2000 (File No. 33-53800).

^15. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 22 on Form N-1A filed on January 2, 2001 (File No. 33-53800).

^16. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 23 on Form N-1A filed on June 28, 2001 (File No. 33-53800).

^17. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 24 on Form N-1A filed on December 31, 2001 (File No. 33-53800).

^18. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 25 on Form N-1A filed on February 28, 2002 (File No. 33-53800).

^19. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 26 on Form N-1A filed on May 17, 2002 (File No. 33-53800).

^20. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 27 on Form N-1A filed on February 28, 2003 (File No. 33-53800).

^21. Incorporated  herein by reference to  Registrant's  Registration  Statement
     Post-Effective Amendment No. 28 on Form N-1A filed on March 1, 2004 (File No. 33-53800).



ITEM 24.  Persons Controlled by or Under Common Control with the Registrant
          -----------------------------------------------------------------

         No person is controlled by or under common control with the Registrant.


ITEM 25. Indemnification
         ---------------

               The Amended and Restated  Declaration  of Trust and Bylaws of the
          Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

               The Registrant's Amended and Restated Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

               No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

               The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

               Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

               This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.

               In addition to foregoing statements, the Registrant has entered into Investment Advisory Agreements with its Advisor and Distribution Agreements with its Distributor. These agreements provide indemnification for the respective investment advisor, distributor and their affiliates. Some of these persons may also be serving as trustees and officers of the Trust.

               Insofar as  indemnification  for  liabilities  arising  under the
          Securities Act of 1933, as amended ("Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Amended and Restated Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.  Business and other Connections of the Investment Advisor
          --------------------------------------------------------

               See the section entitled "Management of the Fund - Investment Advisor" in the Prospectuses and Statements of Additional Information for each fund and the Investment Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor who serve the same roles for the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 27.  Principal Underwriter
          ---------------------

(a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, The Brown Capital Management Mid-Cap Fund, EARNEST Partners Fixed Income Trust, Wisdom Fund, The Hillman Aggressive Equity Fund, The Hillman Total Return Fund, The Turnaround Fund, CM Advisers Fund, PMFM Managed Portfolio Trust, PMFM Tactical Preservation Portfolio Trust, PMFM Tactical Opportunities Portfolio Trust, MurphyMorris ETF Fund, Merit High Yield Fund and Merit High Yield Fund II.

(b)
                            POSITION(S) AND
NAME AND PRINCIPAL          OFFICE(S) WITH CAPITAL     POSITION(S) AND OFFICE(S)
BUSINESS ADDRESS            INVESTMENT GROUP, INC.     WITH REGISTRANT
----------------            ----------------------    ---------------

Richard K. Bryant           President                    None
17 Glenwood Avenue
Raleigh, N.C. 27622

E.O. Edgerton, Jr.          Vice President               None
17 Glenwood Avenue
Raleigh, N.C.  27622

Delia Z. Ferrell            Secretary                    None
17 Glenwood Avenue
Raleigh, N.C.  27622

Con T. McDonald             Assistant Vice-President     None
17 Glenwood Avenue
Raleigh, N.C.  27622

W. Harold Eddins, Jr.       Assistant Vice-President     None
17 Glenwood Avenue
Raleigh, N.C.  27622

William B. Portwood         Compliance Director          None
17 Glenwood Avenue
Raleigh, N.C.  27622

 (c)

-------------------------------------- ------------------- ------------------- ----------------- ------------------
                                       Net Underwriting    Compensation on
                                       Discounts and       Redemption and      Brokerage         Other
Name of Principal Underwriter          Commissions*        Repurchases         Commissions       Compensation
-------------------------------------- ------------------- ------------------- ----------------- ------------------
Capital Investment Group, Inc.              $115           None                None              None
-------------------------------------- ------------------- ------------------- ----------------- ------------------

         *Total for The Chesapeake Growth Fund for its fiscal year ended October 31, 2004. There were no underwriting discounts or commissions paid by The Chesapeake Aggressive Growth Fund and The Chesapeake Core Growth Fund during their fiscal year ended October 31, 2004.

ITEM 28.  Location of Accounts and Records
          --------------------------------

               All account books and records not normally held by Wachovia Bank, N.A. (successor by merger to First Union National Bank), the Custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Management Company d/b/a The Nottingham Company, Fund Accountant and Administrator; North Carolina Shareholder Services, LLC d/b/a NC Shareholder Services, LLC, Transfer Agent to the Registrant; or by Gardner Lewis Asset Management L.P., the Advisor to the Registrant.

               The address of Wachovia Bank, N.A. is 123 South Broad Street, Philadelphia, Pennsylvania 19109. The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Gardner Lewis Asset Management L.P. is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.


ITEM 29. Management Services
         -------------------

          None.


ITEM 30. Undertakings
         ------------

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 30th day of December, 2004.


GARDNER LEWIS INVESTMENT TRUST


By:      /s/ Julian G. Winters
         _________________________________
         Julian G. Winters
         Secretary and Assistant Treasurer

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 29 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

               *
                           December 30, 2004      Trustee
_____________________________________________
Jack E. Brinson                  Date

               *
                           December 30, 2004      Trustee, Chairman
_____________________________________________     (Principal Executive Officer)
W. Whitfield Gardner             Date

               *
                           December 30, 2004      Trustee
_____________________________________________
Theo H. Pitt, Jr.                Date


/s/ Tracey L. Hendricks    December 30, 2004      Treasurer, Assistant Secretary
_____________________________________________     (Principal Financial Officer)
Tracey L. Hendricks              Date



* By:  /s/ Julian G. Winters                       Dated: December 30, 2004
      _______________________________________
      Julian G. Winters
      Secretary and Assistant Treasurer
      Attorney-in-Fact

                         GARDNER LEWIS INVESTMENT TRUST
                                  EXHIBIT INDEX

                      (FOR POST-EFFECTIVE AMENDMENT NO. 29)
                      -------------------------------------

EXHIBIT NO.
UNDER PART C
OF FORM N-1A        DESCRIPTION
------------        -----------


(g)(8)              Sixth Addendum to the Master Custodian Agreement between The
                    Nottingham   Management  Company  and  Wachovia  Bank,  N.A.
                    (successor by merger to First Union National Bank).

(g)(9) Seventh Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(g)(10) Eighth Addendum to the Master Custodian Agreement between The Nottingham Management Company and Wachovia Bank, N.A. (successor by merger to First Union National Bank).

(j) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, with respect to Post-Effective Amendment No. 29.

(p)(1)              Amended and Restated Code of Ethics for the Registrant.

(p)(2)              Amended and Restated  Code of Ethics for Gardner Lewis Asset
                    Management L.P.